UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2011

Item 1:	Report to Shareholders.

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund Intermediate Tax Free Fund AMT Free Municipal Bond Fund National Tax Free Income Fund	High Yield Municipal Bond Fund California Tax Free Income Fund New Jersey Tax Free Income Fund New York Tax Free Income Fund

For the fiscal year ended September 30, 2011

Lord Abbett Municipal Income Fund

Annual Report

For the fiscal year ended September 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Municipal Income Fund for the fiscal year ended September 30, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best Regards,

Robert S. Dow

Chairman

Municipal Bond Market Review

Both the municipal and Treasury market yield curves maintained relatively steep slopes for the 12-month period, as the Federal Reserve kept the Fed funds rate near 0%, which has anchored the front end of both yield curves at very low interest rate levels. Treasury yields fluctuated considerably throughout the period as investor sentiment alternated between fears of a double-dip recession and concern that passive monetary stimulus might spark inflation. During the period, securities with higher credit ratings and intermediate maturities outperformed those with lower credit ratings and longer maturities.

Municipal bond issuance for the calendar year-to-date period ended September 30, 2011, decreased, from $299 billion to $193 billion-a 35% decrease over the prior calendar year-to-date period. Although the calendar year began with some of the largest outflows from municipal funds on record, demand returned mid-year as investor fears of municipal market credit issues failed to materialize and high-quality municipals became an attractive alternative to Treasuries.

A surge in issuance of Build America Bonds (BABs) before the end of 2010, as municipalities rushed to issue BABs before the program expired, had a significant effect on the municipal bond market. The BAB program allowed municipalities to issue taxable bonds that offered investors higher yields than comparably rated corporate bonds. A tax credit is offered by the Federal government in one of two ways: the issuing municipality either receives a federal subsidy of 35% of the interest it pays on the BABs or bondholders receive a refundable tax credit of 35% of interest payable by the municipality. As of the fourth quarter of 2010, about 42% of municipal issuance for the calendar year consisted of taxable bonds. By the start of 2011, however, with the expiration of the BAB program, supply of tax-exempt bonds decreased drastically. In the first half of 2011, tax-exempt supply was 38% lower than historical averages seen in the first half of the year. Because yields had risen significantly during the fourth quarter of 2010, the combination of reduced supply and higher interest rates created an attractive environment for the asset class bringing in demand from institutional buyers.

In August 2011, Standard & Poor’s (“S&P”) downgraded the United States’ credit rating for the first time in history, citing uncertainty in the U.S. government’s ability to manage its finances, and said lawmakers failed to reduce spending enough in their bipartisan agreement to raise the debt ceiling. Within days, S&P also downgraded thousands of municipal bonds that were directly tied to the credit of the federal government. Despite initial concerns, the change had relatively little market impact. The week following the downgrade saw continued strong demand from investors, as many felt municipal credit was still a relatively safe haven for investment.

The national unemployment rate remained at 9.1% as of August 2011, versus 9.6% a year earlier. Since August 2010, 44 states posted decreases in their nonfarm unemployment rates and six states posted increases. State net tax-supported debt increased by 8.7% between 2009 and 2010. Much of the issuance growth was tied to states capitalizing on the BAB program before it expired on December 31, 2010. The low interest rate environment also attributed to the increase in debt issuance prior to the 2010 calendar year end. After the start of 2011, however, supply of municipal bonds decreased significantly after the BAB program failed to be extended.

Although concerns remain that municipalities might struggle to meet their long-term obligations, states have endeavored to find ways to decrease spending in order to close their budget gaps. During fiscal 2011, 23 states have made $7.8 billion in cuts. However, state tax revenue has trended positively over the past seven quarters, as of the third quarter 2011 and some states even ended fiscal 2011 with surpluses. There were states however, that despite surpluses, saw tax revenue below forecasts for the start of the fiscal first quarter. So far, throughout the economic slowdown, at least a dozen states have been able to make the changes necessary to balance their budgets.

The table below shows each Fund’s performance relative to its benchmark for the year ended September 30, 2011.

	Class A Shares @ NAV 9/30/11 12-Mo. Return		Lipper Funds Average[1]		BC Muni Bond Index[2]		BC Muni Bond Index: 7 Yr (6-8)[3]	BC HY Muni Bond Index[4]	BC Muni Bond Index: 1 Year (1-2)[5]
Short Duration Tax Free Fund	2.30%		1.42%		—		—	—	1.34%
Intermediate Tax Free Fund	3.55		3.17		—		4.65%	—	—
AMT Free Municipal Bond Fund	4.90	*	3.10	**	4.17	%*	—	—	—
National Tax Free Fund	2.15		2.78		3.88		—	—	—
High Yield Municipal Bond Fund	-0.46		2.30		—		—	4.17%	—
California Tax Free Fund	1.56		2.94		3.88		—	—	—
New Jersey Tax Free Fund	1.23		2.49		3.88		—	—	—
New York Tax Free Fund	1.85		2.41		3.88		—	—	—

*	Return is from inception of Fund 10/29/10
**	Return is from 10/31/10

Short Duration Tax Free Fund

The Short Duration Tax Free Fund outperformed the Barclays Capital Municipal Bond Index: 1 Year,5 during the 12-month period ended September 30, 2011. The Fund’s barbell posture remained in place, utilizing a blend of money market securities and bonds in the three- to five-year range. Money market securities provided price stability and some yield to the Fund. The Fund’s allocation to bonds in the 3- to 6-year maturity range, in combination with the money markets, allowed the Fund to outperform the more bulleted structure of the Index. The Fund’s overweight to securities with ‘A’ and ‘BBB’ credit ratings contributed to performance. Bonds in the local general obligation and utility sectors were among the better Fund performers while state general obligations and transportation bonds contributed the least to the Fund’s outperformance. There was a slight allocation to bonds with maturities between eight and 10 years that also detracted from performance.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund underperformed the Barclays Capital Municipal Bond Index: 7 Year,3 during the 12-month period ended September 30, 2011. The primary driver of underperformance was the Fund’s overweight to ‘BBB’ and lower-rated securities. Conversely, the Fund’s holdings of bonds with maturities in the longer end of the intermediate range contributed positively to performance. The Fund’s exposure to transportation detracted from performance; however, weightings in health care and state supported sectors contributed to Fund performance.

AMT Free Municipal Bond Fund

The AMT Free Municipal Bond Fund outperformed the Barclays Capital Municipal Bond Index,2 during the period since inception, October 29, 2010 and ending on September 30, 2011. The Fund’s positioning in the 16- to 25-year maturity range, following a more bulleted structure, and its overweight to bonds in the lower investment grade range contributed to Fund performance. Within sectors, overweights to health care, lease appropriations, private education and transportation bonds helped Fund performance, while holdings in tobacco and toll roads detracted from Fund performance.

National Tax Free Fund

The National Tax Free Fund underperformed the Barclays Capital Municipal Bond Index3, during the 12-month period ended September 30, 2011. The Fund’s overweight within the ‘BBB’ rated and below investment-grade categories was a detractor from Fund performance, as lower-rated bonds underperformed higher-rated bonds on the longer end of the curve, with investors being less willing to embrace credit risk. The municipal bond yield curve remained steep, although it was steeper during the year before flattening out toward the end. The Fund’s exposure to maturities 16 to 25 years provided the strongest return among the maturity ranges while bonds with maturities between 25-35 years negatively affected Fund performance. Within sectors, holdings of charter schools and toll roads detracted from Fund performance; however, weightings in local general obligation and electric revenue bonds helped performance.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund underperformed the Barclays Capital High Yield Municipal Bond Index,4 during the 12-month period ended September 30, 2011. The Fund’s biggest detractor from performance was its positioning along the yield curve with significant weightings in longer maturities of lower rated bonds. In particular, ‘BBB’ bonds with longer maturities had significant negative performance over the first half of the period, as the industry handled large outflows from high-yield funds. Within sectors, hotel, industrial development and tobacco bonds detracted most from Fund performance; however, a significant underweight to the tobacco sector helped lessen its negative impact on Fund performance. The Fund did benefit from its overweight position to the health care sector.

California Tax Free Fund

The Fund underperformed the Barclays Capital Municipal Bond Index,2 during the 12-month period ended September 30, 2011. Underperformance was primarily due to the Fund’s underweight to credits rated ‘AAA’ and ‘AA’ as higher-rated credits performed best. Underperformance was also due to the Fund’s weighting in credits rated ‘BBB’. The Fund did, however, benefit from its yield curve positioning, particularly from its weighting in bonds with maturities of 14 to 25 years. The Fund’s holdings in special tax district and airport revenue bonds added positively to performance, while weightings in tobacco bonds had a negative impact.

General obligation debt issued by the State of California was rated ‘A1’ by Moody’s and ‘A-’ by S&P, as of September 30, 2011. According to both agencies, the outlook for California’s ratings remained designated as “stable”. These credit ratings are based on a large, diverse, and wealthy economy, along with a relatively well-funded pension obligation and a moderate debt burden. With a gross state product of $1.8 trillion, the state is responsible for 13% of the U.S. gross domestic product.

The state’s economy boasts a well-educated work force, access to venture capital, and growing biotechnology and alternative energy industries. However, California’s seasonally adjusted unemployment rate, at 12.1% (as of August 2011), is among the highest in the nation; the national rate is 9.1% (as of August 2011). According to Moody’s 2010 State Debt Medians Report, California has the largest total net tax-supported debt of the 50 states. Net tax-supported debt per capita for California is $2,542 (in 2011), or 6% of 2009 personal income.

New Jersey Tax Free Fund

The Fund underperformed the Barclays Capital Municipal Bond Index,2 during the 12-month period ended September 30, 2011. The Fund’s overweight to credits rated ‘BBB’ and lower, selected due to their attractive long-term total return characteristics, detracted from Fund performance. In addition, the Fund’s holdings of bonds with maturities of 15-16 years together with longest dated bonds hampered performance, with the strongest returns coming from maturities between 16- and 25-years. In terms of sector allocation, while an overweight in tobacco bonds had a negative impact, the Fund’s overweight to health care and senior living aided performance.

General obligation debt issued by the State of New Jersey was rated ‘AA-’ by S&P and ‘Aa3’ by Moody’s, as of September 30, 2011. These ratings were lowered during 2011, from ‘AA’ by S&P in February and from ‘Aa2’ by Moody’s in April, amid concerns about the state’s retirement funding obligations and depleted financial reserves. The still-high investment-grade ratings do, however, reflect New Jersey’s diverse economic base, high wealth and income levels, and ongoing improvement in balancing resources to meet needs.

New Jersey ended its fiscal year on June 30, 2011 with a budget gap of $10.7 billion. The budget gap decreased slightly, from 40% of the state’s general fund in 2010 to 38.2% in 2011. Aggregate personal income levels have also been growing since mid-2009. To mitigate the budget gap further, the state has taken action by reducing school aid, converting the homeowner’s rebates to a tax credit, and reducing the inflationary increases for rebates.

The state’s seasonally adjusted unemployment rate increased slightly, from 9.3% in August 2010 to 9.4% in August 2011, slightly higher than the national rate of 9.1% (as of August 2011). The construction, manufacturing, and hospitality services sectors experienced job losses, while the professional and business services sectors increased employment during the state’s fiscal year.

In 2009, New Jersey’s per capita personal income, at $49,980, ranked second among the 50 states and is still 126% of the national average. S&P considers New Jersey’s net tax-supported debt burden per capita high, at $3,946 (as of June 30, 2010), compared with the national median of $1,066, according to Moody’s 2011 State Debt Medians Report. As a percentage of 2010 state gross domestic product, New Jersey’s 2011 net tax-supported debt ranks fourth among the states, at 7.19%.

New York Tax Free Fund

The Fund underperformed the Barclays Capital Municipal Bond Index,2 during the 12-month period ended September 30, 2011. The Fund’s overweight to lower-quality credits, selected due to their attractive long-term total return characteristics, detracted from Fund performance. In addition, the Fund’s longest dated bonds hampered performance, with strongest returns coming from maturities between 16- and 25-years. In terms of sector allocation, while holdings in industrial revenue bonds had a negative impact, the Fund’s weightings in higher education and state supported bonds aided performance.

General obligation debt issued by the State of New York was rated ‘Aa2’ by Moody’s and ‘AA’ by S&P, as of September 30, 2011. These ratings are based on the state’s mature and wealthy economy, broad flexibility to raise revenue and adjust spending, history of closing annual budget gaps, and ample budget reserves. Dependence on income taxes, above-average tax-supported debt burden, and polarized state politics are among some of the challenges the state continues to face. In addition, general reliance on the New York City-based financial services industry continues to hamper the state’s economic growth owing to the cyclical nature of this sector.

New York reported unaudited net assets of $27 billion for its fiscal year ended March 31, 2011, resulting from $135.9 billion in total assets less its $108.9 billion in total liabilities. The general fund reported a surplus of $1.5 billion for fiscal year 2011, decreasing the accumulated fund deficit to $2 billion.

As of August 2011, New York’s seasonally adjusted unemployment rate stood at 8.0%, down 0.4% from the previous year and lower than the national rate of 9.1% (as of August 2011). Financial activities account for 7.9% of state employment and 20.4% of state wage income, thus making the industry still a critical component for tax revenue. Personal income has remained strong with per capita personal income at 117% of the national average, or $46,459 at the end of fiscal year 2011. New York’s net tax-supported debt burden per capita was high at $3,149, compared with the national median of $1,066, ranking fifth in the nation, according to Moody’s 2011 State Debt Medians Report.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Per group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2  The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $3 million, and be issued as part of a transaction of at least $50 million. Includes zero coupon bonds subject to the alternative minimum tax.

3  The Barclays Capital Municipal Bond Index: 7 Yr (6-8) is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted seven-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.

4  The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investor Service with a remaining maturity of at least one year.

5  The Barclays Capital Municipal Bond Index 1 Year (1-2) is an unmanaged index composed of national municipal bond issues with a maturity range of 1-2 years.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and/or reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital Municipal Bond Index: 1 Year (1-2) and the Lipper Short Municipal Debt Funds Average assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2011

	1 Year	Life of Class
Class A4	0.02%	3.23%
Class C5	1.56%	3.27%
Class F6	2.40%	4.19%
Class I7	2.48%	4.30%

Standardized Yield for the Period Ended September 30, 2011

Class A	Class C	Class F	Class I
1.58%	0.95%	1.71%	1.81%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2011, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

5    Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance is at net asset value.

6    Class F shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

7    Class I shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital Municipal Bond Index: 7 Year (6-8) assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2011

	1 Year	5 Years	Life of Class
Class A3	1.24%	4.78%	3.87%
Class B4	-1.26%	4.30%	3.40%
Class C5	2.81%	4.52%	3.40%
Class F6	3.66%	–	5.93%
Class I7	–	–	12.71%	*
Class P8	3.41%	5.08%	3.96%

Standardized Yield for the Period Ended September 30, 2011

Class A	Class B	Class C	Class F	Class I	Class P
3.12%	2.40%	2.50%	3.30%	3.40%	2.95%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2011, is calculated using the SEC required uniform method to compute such return. The Class A share inception date is June 30, 2003.

4    Class B shares were first offered on June 30, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares were first offered on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

8    Class P shares were first offered on June 30, 2003. Performance is at net asset value.

*    Because Class I shares have existed for less than one year, average annual returns are not provided.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital Municipal Bond Index and the Lipper General Municipal Debt Funds Average assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Period Ended September 30, 2011

Life of Class*
Class A4	2.51%
Class C5	3.03%
Class F6	5.04%
Class I7	5.13%

Standardized Yield for the Period Ended September 30, 2011

Class A	Class C	Class F	Class I
4.23%	3.62%	4.52%	4.65%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2011, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010.

5    Class C shares commenced operations on October 26, 2010. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance is at net asset value.

6    Class F shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

7    Class I shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

*    Because Class A, C, F and I shares have existed for less than one year, average annual returns are not provided.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A4	-0.15%	2.68%	3.69%	–
Class B5	-2.62%	2.18%	3.36%	–
Class C6	1.38%	2.48%	3.25%	–
Class F7	2.24%	–	–	3.83%
Class I8	2.40%	–	–	4.88%

Standardized Yield for the Period Ended September 30, 2011

Class A	Class B	Class C	Class F	Class I
4.64%	3.95%	4.09%	4.85%	4.98%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2011, is calculated using the SEC required uniform method to compute such return.

5    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8    Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital High Yield Municipal Bond Index, and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2011

	1 Year	5 Years	Life of Class
Class A4	-2.68%	-1.63%	0.60%
Class B5	-4.94%	-1.96%	0.57%
Class C6	-1.11%	-1.79%	0.59%
Class F7	-0.35%	–	-1.30%
Class I8	-0.28%	–	2.33%
Class P9	-0.65%	-1.31%	1.00%

Standardized Yield for the Period Ended September 30, 2011

Class A	Class B	Class C	Class F	Class I	Class P
5.88%	5.23%	5.39%	6.13%	6.24%	5.81%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged indexes does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund’s performance. Indexes and average are calculated from December 31, 2004 to September 30, 2011.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2011, is calculated using SEC required uniform method to compute such return. The Class A inception date is December 30, 2004.

5    Class B shares were first offered on December 30, 2004. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for five years and 0% for the life of the Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

6    Class C shares were first offered on December 30, 2004. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8    Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

9    Class P shares were first offered on December 30, 2004. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A5	-0.77%	2.25%	3.28%	–
Class C6	0.80%	2.04%	2.85%	–
Class F7	1.65%	–	–	3.28%
Class I8	–	–	–	16.86%	*

Standardized Yield for the Period Ended September 30, 2011

Class A	Class C	Class F	Class I
4.44%	3.91%	4.65%	4.75%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2011, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8    Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

*    Because Class I shares have existed for less than one year, average annual returns are not provided.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A5	-1.01%	2.09%	3.14%	–
Class F6	1.33%	–	–	3.11%
Class I7	–	–	–	15.13%	*

Standardized Yield for the Period Ended September 30, 2011

Class A	Class F	Class I
4.16%	4.35%	4.47%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2011, is calculated using the SEC required uniform method to compute such return.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

*    Because Class I shares have existed for less than one year, average annual returns are not provided.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A5	-0.42%	3.00%	3.85%	–
Class C6	1.19%	2.80%	3.43%	–
Class F7	1.95%	–	–	4.10%
Class I8	–	–	–	14.07%	*

Standardized Yield for the Period Ended September 30, 2011

Class A	Class C	Class F	Class I
4.09%	3.54%	4.28%	4.39%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2011, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8    Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

*    Because Class I shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 through September 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/11 – 9/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,024.00	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.99
Class C
Actual	$1,000.00	$1,019.90	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.68	$6.43
Class F
Actual	$1,000.00	$1,023.90	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.48
Class I
Actual	$1,000.00	$1,024.90	$1.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.98

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.59% for Class A, 1.27% for Class C, 0.49% for Class F and 0.39% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	3.62%	BB+	0.25%
AA+	17.21%	BB	4.12%
AA	11.98%	Ba3	2.16%
AA-	11.89%	B+	0.62%
A+	13.48%	B-	0.44%
A	8.64%	CC	0.22%
A-	7.09%	CCC+	0.19%
BBB+	4.97%	NR	2.49%
BBB	6.46%	Total	100.00%
BBB-	4.17%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,068.80	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.29
Class B
Actual	$1,000.00	$1,064.60	$7.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.33
Class C
Actual	$1,000.00	$1,065.10	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.28	$6.83
Class F
Actual	$1,000.00	$1,069.30	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.79
Class I
Actual	$1,000.00	$1,070.80	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.79	$2.28
Class P
Actual	$1,000.00	$1,068.50	$4.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.56

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.65% for Class A, 1.45% for Class B, 1.35% for Class C, 0.55% for Class F, 0.45% for Class I and 0.90% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	6.79%	BB	1.13%
AA+	16.82%	BB-	1.41%
AA	11.22%	B+	0.44%
AA-	11.71%	B	0.79%
A+	12.32%	B-	0.15%
A	8.23%	CC	0.21%
A-	6.30%	CCC+	0.55%
BBB+	3.70%	Caa2	0.11%
BBB	4.92%	NR	3.97%
BBB-	7.80%	Money Market Mutual Fund	0.00%	**
BB+	1.43%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,098.40	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.57	$2.54
Class C
Actual	$1,000.00	$1,093.30	$6.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.53
Class F
Actual	$1,000.00	$1,099.60	$2.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.08	$2.03
Class I
Actual	$1,000.00	$1,099.80	$1.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.66	$1.42

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.50% for Class A, 1.29% for Class C, 0.40% for Class F and 0.28% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	0.97%	BBB-	5.38%
AA+	9.94%	BB+	2.81%
AA	9.49%	BB	2.15%
AA-	15.03%	BB-	2.89%
A+	15.76%	B+	0.72%
A	16.61%	CCC+	0.35%
A-	4.23%	Caa2	0.11%
BBB+	5.02%	NR	4.95%
BBB	3.59%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,086.10	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.15
Class B
Actual	$1,000.00	$1,081.50	$8.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.97	$8.19
Class C
Actual	$1,000.00	$1,082.50	$7.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.67	$7.49
Class F
Actual	$1,000.00	$1,086.70	$3.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.65
Class I
Actual	$1,000.00	$1,088.50	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.99

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.82% for Class A, 1.62% for Class B, 1.48% for Class C, 0.72% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period.

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	3.82%	BB	2.66%
AA+	13.76%	BB-	2.52%
AA	11.00%	B+	0.89%
AA-	8.85%	B2	0.37%
A+	9.35%	B-	0.32%
A	9.63%	CCC+	0.91%
A-	4.60%	CC	0.32%
BBB+	4.06%	NR	9.82%
BBB	5.29%	Money Market Mutual Funds	0.00%	**
BBB-	7.50%	Total	100.00%
BB+	4.33%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,069.70	$4.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.56
Class B
Actual	$1,000.00	$1,065.70	$8.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.73	$8.39
Class C
Actual	$1,000.00	$1,065.30	$8.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.84
Class F
Actual	$1,000.00	$1,070.20	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.06	$4.05
Class I
Actual	$1,000.00	$1,069.50	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.55
Class P
Actual	$1,000.00	$1,068.60	$5.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.52	$5.62

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.90% for Class A, 1.66% for Class B, 1.55% for Class C, 0.80% for Class F, 0.70% for Class I and 1.11% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	1.61%	BB	3.37%
AA+	4.83%	BB-	5.54%
AA	6.74%	B+	2.40%
AA-	4.84%	B	2.22%
A+	0.95%	B-	2.87%
A	0.95%	CCC+	3.47%
A-	1.70%	Caa3	0.30%
BBB+	3.89%	CC	0.86%
BBB	5.01%	NR	35.14%
BBB-	6.34%	Money Market Mutual Funds	0.00%	**
BB+	6.97%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,090.80	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.31
Class C
Actual	$1,000.00	$1,087.30	$7.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.57	$7.59
Class F
Actual	$1,000.00	$1,091.30	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.80
Class I
Actual	$1,000.00	$1,093.10	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.40

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.85% for Class A, 1.50% for Class C, 0.75% for Class F and 0.67% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period.

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	1.10%	BBB	4.83%
AA+	13.15%	BBB-	2.85%
AA	15.33%	BB+	2.25%
AA-	6.94%	BB	1.99%
A+	14.17%	B+	0.94%
A	17.90%	NR	7.61%
A-	5.50%	Money Market Mutual Fund	0.00%	**
BBB+	5.44%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,085.10	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.36
Class F
Actual	$1,000.00	$1,085.60	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$3.85
Class I
Actual	$1,000.00	$1,088.80	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.19

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.86% for Class A, 0.76% for Class F and 0.63% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period.)

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	2.88%	BB+	1.63%
AA+	9.51%	BB	3.05%
AA	15.30%	B+	0.12%
AA-	6.11%	B	0.79%
A+	21.45%	B3	0.23%
A	6.59%	CCC+	0.69%
A-	4.02%	NR	6.53%
BBB+	7.36%	Money Market Mutual Fund	0.00%	**
BBB	4.23%	Total	100.00%
BBB-	9.51%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$1,072.30	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.36
Class C
Actual	$1,000.00	$1,068.90	$7.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.56	$7.59
Class F
Actual	$1,000.00	$1,072.80	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.85
Class I
Actual	$1,000.00	$1,074.60	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.24

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.86% for Class A, 1.50% for Class C, 0.76% for Class F and 0.64% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	10.11%	BB+	3.59%
AA+	8.29%	BB	0.83%
AA	10.19%	BB-	0.67%
AA-	18.52%	B+	0.11%
A+	8.38%	B-	0.99%
A	7.07%	CCC+	0.80%
A-	9.41%	NR	7.23%
BBB+	4.28%	Money Market Mutual Fund	0.00%	**
BBB	1.92%	Total	100.00%
BBB-	7.61%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 74.88%

Corporate-Backed 3.56%
Allegheny Cnty PA Indl Dev Auth Envr Impt USX Pj	4.75%		12/1/2032	BBB	$2,225	$2,263,448
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%		10/1/2032	A	10,000	10,229,500
CA St Muni Fin Auth Wst Mgmt Inc Pj Ser A	2.00%		2/1/2019	BBB	4,000	4,018,000
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%		6/1/2034	BBB	2,000	2,181,740
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%		11/1/2014	CCC+	3,750	3,531,525
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%		4/1/2029	A1	7,500	7,748,250
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	4.25%		6/1/2017	A+	2,590	2,718,619
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%		6/1/2015	A+	5,275	5,742,418
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%		6/1/2017	A+	2,850	3,175,613
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	1.91%	#	6/1/2013	A+	5,000	5,020,300
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%		12/1/2029	BBB	4,000	4,071,560
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%		9/1/2013	BBB	4,250	4,379,412
Valdez AK Marine Terminal Rev BP Pipelines Inc Pj Rmkt	5.00%		1/1/2018	A2	10,000	11,367,400

Total						66,447,785

Education 3.84%
CA St Univ Rev Systemwide Ser A	5.00%		11/1/2020	Aa2	5,000	5,906,550
Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%		12/1/2014	A+	700	756,658
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%		12/1/2013	A+	550	594,457
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%		4/1/2013	NR	4,250	4,252,890
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%		7/1/2036	Aa1	5,250	5,395,792
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%		10/1/2014	A	1,595	1,651,750

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%		4/1/2036	AA	$14,000	$14,402,710
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%		12/1/2013	Baa1	1,000	1,086,960
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%		7/1/2014	A2	4,000	4,344,960
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%		7/1/2015	AA-	1,565	1,779,311
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%		7/1/2014	A-	2,000	2,183,720
SC Edl Facs Auth Furman Univ	4.00%		10/1/2015	A1	1,000	1,098,080
Univ of CA Rev Ser AB	5.00%		5/15/2020	Aa1	7,160	8,551,116
Univ of TX Perm Univ Fd Ser A	5.00%		7/1/2014	AAA	1,400	1,565,858
Univ of TX Rev Fing Sys Ser D	4.00%		8/15/2014	AAA	1,000	1,098,700
Virginia College Bldg Auth VA 21st Century College & Equip Ser A	5.00%		2/1/2019	AA+	10,415	12,525,183
Wayne St Univ MI Rev Ser A	5.00%		11/15/2015	Aa2	3,975	4,429,979

Total						71,624,674

General Obligation 11.18%
AK Muni Bd Bk Auth Ser A1	3.00%		3/1/2014	Aa2	1,000	1,050,840
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%		11/1/2013	A+	7,210	7,794,803
Bedford Pk Vlg IL (AG)	5.00%		12/1/2013	AA+	1,275	1,371,543
Boston MA Ser A	5.00%		4/1/2014	Aaa	1,500	1,663,590
CA St	5.00%		9/1/2018	A1	7,500	8,733,975
CA St Var Purp	5.00%		9/1/2018	A1	3,750	4,346,288
Centennial Auth NC Rev (AG)	5.00%		9/1/2014	Aa2	3,460	3,794,720
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%		12/1/2014	Aa2	2,255	2,481,177
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%		6/15/2016	AA	7,500	8,550,150
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%		6/15/2016	AA+	7,370	7,965,349
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%		12/1/2014	Aa3	1,690	1,850,770
Cook Cnty IL Ser A (AMBAC)	5.00%		11/15/2014	AA	1,000	1,110,920
Cook Cnty IL Ser C	5.00%		11/15/2021	AA	5,900	6,537,613
CT St Ser A SIFMA	1.08%	#	5/15/2018	AA	4,000	4,009,640
CT St Ser D	5.00%		11/1/2014	AA	500	566,050
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%		12/1/2014	AA	3,500	3,805,935
Detroit MI Dist St Aid	5.00%		11/1/2015	AA	6,775	7,582,919

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Dist of Columbia Ser E ETM (BHAC)	5.00%		6/1/2014	AA+	$1,500	$1,678,260
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,127,260
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%		8/15/2023	Aaa	1,695	1,849,601
FL St Brd of Ed Pub Ed Ser C GTD	5.00%		6/1/2014	AAA	250	279,850
Harris Cnty TX Ser A(c)	5.00%		10/1/2019	AAA	4,600	5,572,624
Harris Cnty TX Ser A(c)	5.00%		10/1/2020	AAA	4,800	5,816,640
Hartford CT	5.625%		2/1/2013	A1	590	631,754
Hartford CT (AG)	4.00%		11/15/2013	AA+	1,320	1,403,371
Hawaii Cnty HI Ser A (AMBAC)	5.00%		7/15/2014	Aa2	1,750	1,950,988
HI St Ser DG (AMBAC)	5.00%		7/1/2012	AA	50	51,729
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%		7/1/2014	Aa1	2,475	2,762,471
IL St 1st Ser (AGM)	5.50%		5/1/2016	AA+	7,000	8,002,750
IL St Ser A	5.00%		10/1/2017	A+	5,675	5,984,798
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%		1/1/2015	AA-	9,450	10,175,287
King Cnty WA Ltd Tax Ser B	4.50%		1/1/2013	AAA	80	84,162
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%		1/1/2015	A+	2,035	2,168,089
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%		12/1/2013	AA+	500	527,135
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%		7/1/2014	AA+	500	553,750
Mecklenburg Cnty NC COP Ser A	5.00%		2/1/2012	AA+	250	253,705
Metro Transn Auth NY Ser B (NPFGC)	5.50%		1/1/2013	AA-	75	79,654
Miami-Dade Cnty FL Seaport Ser C	4.25%		10/1/2017	Aa2	6,320	7,043,261
MN St Hwy & Var Purp	5.00%		8/1/2014	AA+	1,200	1,351,128
MS Dev Bk Spl Oblig Jackson GTD ETM	5.00%		1/1/2012	Aa2	75	75,861
New York City NY Ser K (AGM)	5.00%		8/1/2013	AA+	1,500	1,623,990
New York City NY Sub Ser H-5	0.50%	#	3/1/2034	A	2,000	2,000,000
OH St Common Sch Ser C	5.00%		9/15/2014	AA+	8,525	9,602,048
OH St Infrastr Impt	5.35%		8/1/2014	AA+	1,000	1,131,210
PA St 2nd Ser	5.00%		2/15/2015	Aa1	11,400	13,000,902
Portsmouth VA Nts Ser C	3.00%		7/15/2014	Aa2	7,500	7,827,300
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%		7/1/2014	Baa1	4,025	4,353,681

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%		8/1/2031	Baa2	$7,500	$7,590,075
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	5,500	5,403,695
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%		7/15/2012	AA	475	492,290
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%		8/15/2014	AAA	1,000	1,123,410
Strafford Cnty NH Tax Antic Nts	6.50%		12/30/2011	NR	5,600	5,613,944
Territory of Guam Ser A	5.75%		11/15/2014	B+	3,300	3,389,694
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%		10/1/2014	BBB	2,750	2,967,415
Washoe Cnty NV Reno Sparks Convtn(c)(m)	5.00%		7/1/2022	AA	2,000	2,254,480
Waterbury CT (AG)	4.00%		9/1/2013	AA+	1,700	1,792,038
Waterbury CT (AG)	4.00%		9/1/2014	AA+	1,700	1,818,371
Woonsocket RI	7.125%		6/15/2016	Ba1	4,000	4,076,280

Total						208,701,233

Health Care 14.35%
AL Hlthcare Auth For Baptist Ser A	6.00%		11/15/2036	A3	2,000	2,043,980
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2013	B+	2,000	2,025,860
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2012	B+	5,815	5,871,057
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%		9/1/2014	Aa3	9,440	10,441,206
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.21%	#	5/15/2038	Aa3	4,000	4,002,640
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%		1/1/2014	AA-	2,000	2,156,720
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%		11/15/2012	Baa2	2,150	2,178,359
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%		3/1/2014	A	2,000	2,147,520
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%		7/1/2027	A	3,500	3,813,635
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%		8/15/2014	AA-	1,205	1,323,367
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2012	Baa2	1,095	1,106,782
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2013	Baa2	1,160	1,202,839
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2014	Baa2	1,220	1,285,526

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2012	BBB		$1,200	$1,230,756
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB		1,075	1,115,076
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+		13,150	13,992,126
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+		2,025	2,071,494
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB		1,060	1,148,690
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-		2,275	2,522,520
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,164,100
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,500	6,135,855
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		4,900	5,394,655
CO Hlth Facs Auth Rev Total Longterm Care Natl Ser A	4.25%	11/15/2015	BBB-	(d)	1,440	1,459,469
CT St Hlth & Edl Fac Auth Lawrence & Mem Hosp Ser F	5.00%	7/1/2018	A+		2,705	3,071,609
CT St Hlth & Edl Fac Auth Lawrence & Mem Hosp Ser F	5.00%	7/1/2019	A+		2,835	3,198,816
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A		1,980	2,195,167
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A		2,050	2,233,700
Escambia Cnty FL Hlth Facs Auth Ascension Hlth Credit Ser A	5.25%	11/15/2014	AA+		7,625	8,605,117
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2012	BBB-	(d)	2,640	2,658,797
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(d)	2,965	3,110,107
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(d)	2,950	3,123,194
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2013	AA		4,250	4,521,830
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,840,760

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA	$3,000	$3,252,360
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR	1,195	1,185,285
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR	1,100	1,101,155
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1	1,065	1,151,190
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%	11/1/2030	AA	1,000	1,019,260
IL Fin Auth Rev Provena Hlth Ser A	5.00%	5/1/2012	BBB+	2,000	2,034,160
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+	2,000	2,145,700
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%	11/1/2014	A2	100	107,286
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%	2/15/2012	AA+	500	505,315
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA	3,650	3,937,656
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	AA	10,900	12,048,751
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-	3,680	3,809,352
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-	3,600	3,745,188
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-	2,855	2,949,215
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA	10,000	10,701,800
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%	12/1/2012	Aa2	2,000	2,096,400
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR	1,000	1,001,860
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,729,610
KS St Dev Fin Auth Hosp Rev Adventist Hlth	4.00%	11/15/2012	AA-	1,000	1,038,050
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BB+	575	578,341
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+	3,000	3,251,160
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	5.20%	7/1/2012	NR	1,750	1,760,833
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB	3,000	3,083,940
Lexington Cnty SC Hlth Svcs Dist Inc	5.50%	5/1/2032	AA-	400	450,940

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	$3,660	$3,660,146
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA+	1,335	1,478,299
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AA+	565	633,427
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,278,333
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,335,382
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,069,430
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	995	1,063,715
Newport Beach CA Rev Hoag Mem Hosp Presbyterian Ser D	5.00%	12/1/2038	AA	3,000	3,164,130
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2016	BBB-	3,160	3,372,289
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2017	BBB-	3,850	4,065,677
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,246,231
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	A3	2,035	2,114,345
OR St Facs Auth Rev Legacy Hlth Pj Ser A	5.00%	5/1/2017	A+	4,040	4,522,093
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2013	A+	1,000	1,054,250
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	432,472
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,343,618
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA+	2,420	2,613,842
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2016	A-	3,385	3,604,788
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2017	A-	2,555	2,707,559
Rochester MN Hlthcare Fac Mayo Clinic Ser B	4.00%	11/15/2038	AA	5,000	5,558,050
San Buenaventura CA Cmnty Mem Hlth Sys	5.00%	12/1/2016	BB	1,750	1,796,235

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
San Buenaventura CA Cmnty Mem Hlth Sys	5.25%	12/1/2017	BB	$1,750	$1,793,295
San Buenaventura CA Cmnty Mem Hlth Sys	5.75%	12/1/2018	BB	1,800	1,862,730
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,714,774
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,054,116
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,096,140
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,655,460
St. Paul MN Hsg & Redev Auth Gillette Children’s Specialty	3.00%	2/1/2012	A-	1,250	1,258,988
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,477,633
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,225,630
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,386,346
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-2	5.40%	9/15/2014	NR	5,750	5,750,230
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	BBB+	5,000	5,254,750

Total					267,722,539

Housing 0.44%
CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%	8/1/2014	Aa1	3,220	3,235,875
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,000,250

Total					8,236,125

Lease Obligations 10.57%
Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AA+	1,500	1,683,885
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	AA+	3,500	3,769,640
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2013	A2	3,945	4,225,805
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	A2	14,175	15,536,934
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2014	A	5,320	5,770,444
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2015	A	5,420	5,979,615

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%		12/1/2013	AA	$1,700	$1,843,480
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%		7/1/2016	Aa1	1,785	2,041,647
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%		1/1/2014	Aa2	4,205	4,610,867
Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%		1/1/2013	AA+	2,500	2,629,625
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%		10/1/2014	AA+	5,500	6,179,690
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,970,185
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	3,152,096
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%		10/1/2013	AA-	1,500	1,567,785
Lee Cnty FL Sch Brd Ser A COP	4.00%		8/1/2013	Aa3	4,425	4,617,355
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%		12/1/2013	A+	4,055	4,239,178
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%		12/1/2014	A+	6,360	6,744,971
MA St Ser A	0.82%	#	2/1/2015	AA+	2,500	2,502,200
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,295,110
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%		5/1/2013	A+	1,495	1,561,916
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%		5/1/2013	AA-	1,650	1,735,685
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%		5/1/2014	Aa2	4,050	4,407,372
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2014	Aa3	2,000	2,200,200
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2015	Aa3	75	84,036
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	5,665	6,181,138
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%		4/1/2013	Aa3	5,860	6,204,627
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%		1/15/2014	AA+	3,000	3,257,460
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%		9/1/2029	AA+	5,000	5,529,000

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%		3/1/2014	A+	$2,625	$2,880,911
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%		9/1/2020	AA+	1,830	1,998,287
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%		9/1/2014	AA+	2,975	3,295,943
NJ St Equip Lease Purchase Ser A COP	5.00%		6/15/2015	A+	3,150	3,387,982
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%		12/15/2016	A+	1,225	1,429,575
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%		12/15/2014	AA+	2,910	3,318,768
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%		7/1/2014	AA-	1,425	1,527,771
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%		2/15/2014	AA-	7,075	7,723,211
NY St Dorm Auth Rev Ser B	5.25%		11/15/2023	AA-	10,000	10,280,000
OH St Bldg Auth Facs Adult Correction Ser C (NPFGC)	5.00%		10/1/2013	AA	425	460,415
Palm Beach Cnty FL Sch Brd Ser A Term Rate COP	5.00%		8/1/2032	Aa3	2,500	2,789,400
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%		7/1/2036	Baa1	4,945	5,071,938
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%		7/1/2016	Baa1	4,145	4,577,323
Puerto Rico Pub Fin Corp Comwlth Approp Ser A	5.75%		8/1/2027	Baa2	7,500	7,602,075
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.16%	#	3/1/2040	A2	3,570	3,570,000
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%		12/1/2014	AA+	1,000	1,099,840
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%		11/15/2014	AA	2,670	2,976,276
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%		12/1/2013	AA+	1,000	1,078,820
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%		1/15/2014	Aa2	2,705	2,932,031
Toledo OH City Svcs Spl Assmt Nts Spl Oblig	4.00%		12/1/2011	NR	5,315	5,334,347
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%		9/1/2014	AA+	3,270	3,540,429
Weber UT Muni Bldg Auth	4.00%		12/15/2013	AA-	1,770	1,875,404

Total						197,272,692

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue 6.42%
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2015	Ba2	$1,580	$1,645,728
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A1	5,000	5,339,500
Dallas TX Civic Ctr (AG)	5.00%	8/15/2014	AA+	300	327,792
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,643,232
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,541,800
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,763,511
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%	7/1/2042	A	10,000	10,347,800
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%	2/1/2014	Baa1	4,000	4,230,520
Indianapolis IN Loc Pub Impt Bd Bk Ser K(c)	5.00%	6/1/2022	A1	4,040	4,428,567
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%	6/1/2043	BBB-	10,000	10,060,500
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012	NR	4,500	4,590,990
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%	12/1/2013	BBB	3,000	3,043,350
Miami-Dade Cnty FL Indl Dev Auth Wst Mgmt Inc Rmkt	1.25%	9/1/2027	BBB	3,000	3,000,420
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2014	BBB	4,060	4,256,545
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2015	BBB	4,535	4,745,923
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	5,000	5,331,850
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2016	A+	75	88,630
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2017	A	6,175	7,080,687
NJ Econ Dev Auth Cigarette Tax (FGIC)	5.00%	6/15/2013	BBB	75	77,709
OH St Air Quality Dev Auth Envr Impt USX Pj	5.00%	11/1/2015	BBB	1,000	1,002,480
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%	12/1/2038	BBB	3,000	3,085,920
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%	12/1/2037	BBB	12,000	12,343,680
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,204,870
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	10,000	10,407,700

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%	11/1/2040	A-	$10,000	$10,212,900

Total					119,802,604

Pre-Refunded 0.01%
Weslaco TX Hlth Facs Dev Corp Knapp Med Ctr Pj	6.25%	6/1/2032	NR	100	103,866

Special Tax 0.29%
Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	5,045	5,406,373

Tax Revenue 3.06%
AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	3,540	3,884,301
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,197,348
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	1,610	1,799,030
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	Aaa	1,130	1,277,804
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,324,377
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,138,320
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,674,507
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,071,020
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	AAA	7,000	7,944,370
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,706,586
NY St Dorm Auth Rev St Pers Income Tax Ser A	5.00%	3/15/2014	AAA	250	273,960
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,832,860
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	2,940	3,179,051
Regl Transit Auth LA Sales Tax (AGM)	3.00%	12/1/2013	AA+	750	778,470
Tallahassee FL Blueprint 2000 Intergovtl Agy (NPFGC)	5.00%	10/1/2013	Aa2	2,100	2,236,227
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	BBB+	4,150	4,266,159
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,523,740

Total					57,108,130

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco 0.78%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1	$5,500	$5,621,660
Railsplitter IL Tob Sttlmnt Auth	5.00%	6/1/2015	A	8,000	8,916,640

Total					14,538,300

Transportation 5.80%
Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%	1/1/2034	A-	2,725	2,971,994
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,276,000
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,717,625
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A2	2,455	2,709,117
Denver CO City & County Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,541,734
DuPage Cnty IL Transn Rev (AGM)	5.00%	1/1/2012	AA+	75	75,770
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	Baa1	3,450	3,585,412
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1	6,550	6,807,087
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2017	AA	2,000	2,368,660
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2012	AA-	75	77,548
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,109,010
Houston TX Arpt Sys Rev Sub Lien Ser B	5.00%	7/1/2017	A	1,500	1,713,915
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%	10/1/2040	A	3,750	3,756,937
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%	10/1/2040	A	3,500	3,497,970
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	81,256
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,125,170
Metro Transn Auth NY Ser B	5.00%	11/15/2027	A	6,000	6,488,220
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,301,581
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	A+	5,000	5,624,300
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,597,000
NY St Twy Auth Secd Ser A-1	5.00%	4/1/2018	AA	3,405	4,037,377

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	$1,460	$1,641,697
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	903,218
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,516,663
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA+	5,000	5,493,500
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,179,840
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2017	A+	1,225	1,406,435
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2018	A+	1,280	1,476,736
Triborough Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	Aa3	6,345	7,769,072
Tulsa OK Arpts Impt Tr Rev Amer Airlines Corp	7.35%	12/1/2011	B-	8,100	8,102,916
TX St Transn Commn 1st Tier	5.00%	4/1/2013	AAA	210	224,391
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	80,972

Total					108,259,123

Utilities 14.58%
Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA+	1,875	2,078,081
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,809,488
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,315,858
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	Ba3	3,050	3,204,056
Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%	7/1/2013	AA	1,000	1,077,080
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA+	2,500	2,683,700
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,381,596
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aa1	180	195,079
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,423,200
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,680,699
GA Muni Elec Auth Pwr Rev Unref Bal 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+	50	51,703
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	BBB+	5,000	5,166,500
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	BBB+	2,100	2,235,660

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%		3/1/2030	A1	$12,750	$12,815,917
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%		2/1/2033	A1	4,000	4,116,840
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%		2/1/2014	A+	1,000	1,077,660
IN Fin Auth Pwr & Lt Co Ser C	4.90%		1/1/2016	A3	10,000	11,001,500
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%		6/1/2014	AA-	3,535	3,764,174
Intermountain Pwr Agy UT Ser A	5.50%		7/1/2014	A+	3,900	4,208,061
Jacksonville FL Elec Sys Rev Ser C	5.00%		10/1/2013	Aa3	3,750	4,058,587
Jacksonville FL St. John’s River Pwr Pk Sys Issue 2-17th Ser	5.25%		10/1/2013	Aa2	50	50,206
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%		10/1/2014	Aa3	1,000	1,116,050
Las Vegas Vly NV Wtr Dist Adj Wtr Impt Ser C	2.50%	#	6/1/2036	AA+	1,000	1,000,000
Long Island NY Pwr Auth Ser 2010A	5.00%		5/1/2014	A-	2,500	2,745,925
Long Island NY Pwr Auth Ser A	4.00%		5/1/2018	A-	3,940	4,336,246
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%		7/1/2014	AA+	4,410	4,673,056
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2013	AA-	4,925	5,274,379
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%		5/15/2013	AA-	5,000	5,274,650
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%		5/15/2014	AA-	9,505	10,490,193
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%		5/1/2029	BBB	2,500	2,564,450
MI Muni Bd Auth Rev Clean Wtr Rev Fd	5.50%		10/1/2013	AAA	340	372,960
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%		11/15/2013	BBB	2,855	3,053,166
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2021	A	7,000	8,085,420
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2018	A	3,145	3,623,952
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	BBB	5,000	5,454,350
NC Eastern Muni Pwr Agy Ser B	5.00%		1/1/2015	A-	1,000	1,119,670
NC Eastern Muni Pwr Agy Ser F	5.375%		1/1/2013	A-	50	52,603
NC Eastern Muni Pwr Agy Ser F	5.50%		1/1/2014	A-	5,000	5,499,200
NY St Enrg Resh & Dev Auth Pollutn Ctrl Rev Ser C	2.25%		12/1/2015	BBB+	10,000	10,007,800
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%		12/1/2038	A3	3,500	3,671,605

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	$1,500	$1,717,200
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa2	5,000	5,142,600
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	4,000	4,166,800
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,017,720
Peninsula VA Ports Auth Dominion Term Assoc Pj	5.00%	10/1/2033	A-	5,000	5,000,000
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,286,410
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2	2,260	2,365,248
Riverside CA Swr Rev	4.00%	8/1/2013	AA	1,750	1,854,703
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,106,990
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A	10,000	10,288,100
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CC	4,120	4,111,224
SC St Pub Svc Auth Santee Cooper Ser B	4.00%	12/1/2019	AA-	7,500	8,502,675
Seattle WA Muni Lt & Pwr Rev	5.00%	4/1/2013	Aa2	1,000	1,068,840
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	Baa1	1,000	1,032,190
Sthn CA Pub Pwr Auth Rev Windy Point/Windy Flat Pj-1	5.00%	7/1/2022	AA-	7,225	8,280,428
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,660,100
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	Ba3	3,615	3,784,146
TN Enrg Acq Corp Ser A	5.25%	9/1/2018	Ba3	5,755	5,851,281
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	Ba3	10,445	10,496,076
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	Aa2	10,420	11,436,158
Truckee Meadows NV Wtr Auth	5.00%	7/1/2015	Aa2	5,000	5,626,100
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	8,800	9,083,624
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000	1,066,560
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A1	4,000	4,308,880
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000	2,120,380

Total					272,185,753

Total Municipal Bonds (cost $1,366,533,722)					1,397,409,197

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 23.35%

Variable Rate Demand Notes

Corporate-Backed 0.74%
Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.32%	10/6/2011	1/1/2014	NR		$1,480	$1,480,000
MS Business Fin Corp Grand Alliance LLC Pj	1.02%	10/6/2011	1/1/2033	BBB-		12,275	12,275,000

Total							13,755,000

Education 3.01%
Baltimore Cnty MD Econ Dev Rev Garrison Forest Sch Inc Pj	0.26%	10/3/2011	10/1/2031	A3		1,000	1,000,000
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.22%	10/6/2011	2/1/2029	Ba2		1,680	1,680,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.91%	10/6/2011	10/1/2028	BBB-	(d)	3,000	3,000,000
Clark Cnty NV Econ Dev Rev Bishop Gorman High Sch Pj	3.96%	10/6/2011	2/1/2036	Ba3		9,320	9,320,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	1.12%	10/6/2011	12/1/2020	Ba2		4,735	4,735,000
NE Edl Fin Auth Rev Creighton Univ Pj Ser B	0.22%	10/3/2011	12/15/2012	A3		6,840	6,840,000
NH Hlth & Edl Facs Auth Univ Sys NH Ser B	0.20%	10/3/2011	7/1/2033	Aa3		24,220	24,220,000
OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.41%	10/6/2011	7/1/2016	A		5,000	5,000,050
Wilmore KY Indl Bldg Rev Asbury Theological Pj	1.02%	10/6/2011	8/1/2031	Ba2		485	485,000

Total							56,280,050

General Obligation 1.45%
IL St Ser B	3.25%	10/5/2011	10/1/2033	A+		17,900	17,900,000
New York City NY Sub Ser H-2	1.15%	10/3/2011	1/1/2036	A		9,250	9,250,000

Total							27,150,000

Health Care 5.39%
Albany-Dougherty Cnty GA Hosp Auth Ser B	0.92%	10/3/2011	9/1/2032	BBB-		27,360	27,360,000

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	4.59%	10/3/2011	7/1/2038	BB	$3,625	$3,625,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	1.02%	10/6/2011	7/1/2034	Ba2	4,200	4,200,000
Marion Cnty OH Hlthcare Fac Church Homes Inc Pj	4.50%	10/5/2011	9/1/2027	BB	16,265	16,265,000
Oakbend Med Ctr TX Hosp Rev	0.97%	10/3/2011	12/1/2038	Ba2	17,535	17,535,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.26%	10/3/2011	7/1/2036	A3	17,575	17,575,000
WI St Hlth & Edl Facs Auth Oakwood Vlg	0.12%	10/6/2011	3/1/2035	A1	12,540	12,540,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	2.00%	10/5/2011	2/1/2022	A3	1,455	1,455,000

Total						100,555,000

Housing 0.17%
Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	1.22%	10/6/2011	7/1/2018	BBB-	3,140	3,140,000

Lease Obligations 5.40%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	0.77%	10/3/2011	6/1/2032	Aa1	29,200	29,200,000
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD	1.02%	10/3/2011	6/1/2034	AA+	34,010	34,010,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	1.02%	10/3/2011	6/1/2034	AA+	37,525	37,525,000

Total						100,735,000

Other Revenue 2.92%
CA Statewide Cmntys Dev Auth YMCA East Bay Pj	5.40%	10/5/2011	6/1/2027	Ba3	7,020	7,020,000
LA Pub Facs Auth Rev Spicy Girls Avery Island	1.02%	10/6/2011	2/1/2033	Ba2	7,140	7,140,000
MS Business Fin Corp Vly Svcs Inc Ser A	1.02%	10/6/2011	7/1/2023	Ba2	9,745	9,745,000
New York City NY Indl Dev Agy Amer Society Technion Pj	5.40%	10/5/2011	10/1/2033	Baa1	11,150	11,150,000
New York City NY Sub Ser A-5	0.22%	10/3/2011	8/1/2015	A1	10,015	10,015,000

See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
WI St Hlth & Edl Facs Auth Maranatha Baptist	2.00%	10/6/2011	8/1/2026	BBB	$9,400	$9,400,000

Total						54,470,000

Tax Revenue 0.80%
New York City NY Transnl Fin Auth Future Tax Secd Sub Ser B-3	0.14%	10/5/2011	11/1/2028	AAA	15,000	15,000,000

Transportation 1.23%
Orlando & Orange Cnty FL Expwy Auth Ser C-3 (AGM)	1.00%	10/6/2011	7/1/2025	AA+	12,000	12,000,000
Triborough Bridge & Tunnel Auth Sub Ser B-2	1.50%	10/6/2011	1/1/2032	Aa2	11,000	11,000,000

Total						23,000,000

Utilities 2.24%
FL St Muni Pwr Agy All Requirements Pwr Ser E	0.24%	10/3/2011	10/1/2030	Aa2	5,190	5,190,000
Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	2.50%	10/3/2011	6/1/2036	AA+	29,105	29,105,000
New York City NY Muni Wtr Fin Auth Ser F-1	0.50%	10/3/2011	6/15/2033	AAA	7,500	7,500,000

Total						41,795,000

Total Short-Term Investments (cost $435,880,000)						435,880,050

Total Investments in Securities 98.23% (cost $1,802,413,722)						1,833,289,247

Cash and Other Assets in Excess of Liabilities 1.77%						32,947,417

Net Assets 100.00%						$1,866,236,664

See Notes to Financial Statements.

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.57%

Corporate-Backed 7.04%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	$4,300	$3,796,513
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB	1,500	1,570,755
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB	3,315	3,579,139
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB	3,800	4,055,094
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	1,000	1,044,210
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA	4,000	4,423,640
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR	1,790	1,789,821
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	3,300	3,563,010
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+	1,900	1,789,306
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	7,980	7,801,966
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB	6,480	6,534,432
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BBB-	8,000	8,001,280
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	BBB-	10,000	10,113,100
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+	7,000	7,729,050
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+	12,600	14,183,820
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	BB-	3,600	3,744,324
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	1,000	1,017,450
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,000	867,860
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB	2,890	2,974,532
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-	6,605	6,966,690

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		$3,500	$3,644,130
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,268,955
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		3,000	2,532,780
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(d)	750	781,425
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(d)	1,000	1,048,800
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,156,620
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		5,000	5,098,050
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,706,570
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	1,000,140
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,299,550
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		6,045	5,959,403
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	2,845,140
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-		4,940	4,940,543
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,436,936
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-		2,450	2,473,055
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		250	235,950
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT	7.75%	6/1/2035	Caa2		2,500	2,562,550
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser B	5.00%	1/1/2021	A		2,000	2,279,020
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser C	5.00%	1/1/2021	A		10,000	11,360,800
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Ba2		1,000	841,680
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	4,604,100

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	$6,000	$6,955,980

Total					168,578,169

Education 5.52%
Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A	1,760	1,995,418
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,221,528
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A (NPFGC)(FGIC)	5.00%	3/1/2013	A-	100	105,107
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,779,795
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,318,751
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa3	500	587,140
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,090,445
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2024	Aa2	15,000	16,922,850
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+	1,000	1,024,140
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,115,770
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A-	500	551,785
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,081,970
Dist of Columbia Univ Rev Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,596,800
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	1,985,159
IL Fin Auth Rev IL Inst Tech	6.50%	2/1/2023	Baa3	2,000	1,911,920
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2016	Baa3	2,500	2,361,550
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,000	877,690
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,887,450
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,484,324
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,700	2,650,131
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.25%	7/1/2018	NR	250	100,000

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	$1,235	$1,322,796
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,178,744
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,132,430
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	768,025
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	524,890
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,241,313
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%	9/1/2019	AA+	4,270	4,474,234
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,618,493
NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	2,805	3,084,378
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	BBB	2,500	2,628,550
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech	5.00%	7/1/2018	A1	1,000	1,158,150
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,469,090
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,210,509
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,197,810
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	2,455	2,868,987
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	4,169,635
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,121,341
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	5,941,300
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,742,137
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	Aa1	1,000	1,164,240
Univ of North TX Rev Fing Sys	4.00%	4/15/2020	Aa2	4,680	5,235,188
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,030	2,446,150
Univ of Toledo OH	5.00%	6/1/2018	A+	1,145	1,305,907
Univ of Toledo OH	5.00%	6/1/2019	A+	2,800	3,184,496
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	6,015,550
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA+	3,980	4,473,560

Total					132,327,626

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation 17.01%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	A2	$875	$1,020,119
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	A2	730	847,238
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	A3	2,335	2,490,581
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,043,645
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,540,517
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,128,970
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,698,050
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	2,040	2,205,974
CA St	5.00%	8/1/2018	A1	3,000	3,389,040
CA St	5.25%	9/1/2024	A1	10,000	11,134,900
CA St (AGM)	5.00%	8/1/2016	AA+	2,000	2,243,200
CA St Var Purp	5.25%	10/1/2020	A1	10,000	11,618,600
CA St Var Purp	5.25%	3/1/2022	A1	6,320	7,278,112
Carrollton TX Fmrs Branch Indpt Sch Dist Sch Bldg PSF GTD	4.50%	2/15/2019	AAA	500	561,610
Chicago IL Brd of Ed Ser F	5.00%	12/1/2017	Aa2	1,500	1,681,740
Chicago IL Pjs Ser A (AGM)	5.00%	1/1/2027	AA+	10,000	10,410,200
Chicago IL Pk Dist Ser C(c)	5.00%	1/1/2024	AA+	4,190	4,765,371
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	2,062,603
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,595	8,658,452
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA+	1,415	1,595,115
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,833,606
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,596,192
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	2,033,706
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,324,630
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,523,331
Denver City & Cnty Sch Dist No 1 Ser C	5.00%	12/1/2021	Aa2	10,000	12,209,600
Detroit MI Dist St Aid	5.00%	11/1/2018	AA	3,320	3,762,855
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	3,955,420
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	17,444,850

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
FL St Brd of Ed Cap Outlay 2008 Ser G	5.00%	6/1/2024	AAA	$10,000	$11,720,300
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%	8/1/2025	AA+	3,125	3,233,156
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aaa	500	559,470
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%	2/1/2024	A+	3,285	3,677,820
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,375,620
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,960,400
Harris TX Road Ser B	5.00%	8/15/2024	AA-	5,000	5,550,300
Harris TX Ser A(c)	5.00%	10/1/2024	AAA	6,950	8,096,402
Henry Cnty GA Sch Dist	4.50%	8/1/2022	AA+	5,000	5,901,300
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	40	46,144
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,382,557
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,832,725
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	5,069,829
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,586,959
IL St Ser A	5.00%	10/1/2017	A+	5,000	5,272,950
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,337,655
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,893,074
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	A2	100	109,098
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AA+	2,730	3,036,415
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2023	AA+	9,520	10,136,610
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,731,621
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,986,625
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	Aaa	4,125	4,861,065
LA St Ser A	5.00%	9/1/2022	Aa2	5,120	6,068,787
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AA+	1,125	1,269,315
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	3,998,750
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	Aa2	500	563,380
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,600	1,978,128

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%		7/1/2018	Aa2	$2,400	$2,659,896
Memphis TN Gen Impt (NPFGC)	5.00%		10/1/2018	AA	3,295	3,645,127
Metro Govt Nashville & Davidson Cnty TN	5.00%		1/1/2018	Aa1	8,325	9,971,768
Metro Govt Nashville & Davidson Cnty TN	5.00%		5/15/2020	Aa1	5,225	6,034,980
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%		7/1/2019	Aa2	3,225	3,758,705
Milwaukee WI Corp Purp Ser B4	5.00%		5/15/2024	Aa1	5,510	6,444,110
Mobile AL Ser B	5.00%		2/15/2018	Aa2	1,000	1,163,400
MS Dev Bk Spl Oblig Jackson GTD	5.50%		1/1/2019	Aa2	1,120	1,311,251
NC St Ser C	5.00%		5/1/2021	AAA	10,955	13,589,458
New York City NY Ser B	5.00%		8/1/2022	AA	10,000	11,783,300
New York City NY Sub Ser A-4	5.00%		8/1/2023	AA	11,850	13,830,846
New York City NY Sub Ser H-5	0.50%	#	3/1/2034	A	3,640	3,640,000
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%		10/1/2020	AA+	475	534,480
OH St Major New St Infrastr Ser 2008-1	5.50%		6/15/2020	Aa1	4,500	5,290,830
Onondaga Cnty NY Ser A	5.00%		3/1/2020	AA+	1,150	1,362,014
Otsego MI Pub Sch Dist (AGM)	4.00%		5/1/2021	AA+	2,245	2,338,280
Philadelphia PA Ser A (AGM)	5.00%		12/15/2015	AA+	1,315	1,456,152
Phoenix AZ Ser B	5.00%		7/1/2019	AAA	500	584,475
Phoenix AZ Var Purp Ser A	5.00%		7/1/2016	AAA	2,525	2,964,401
Plainfield Vlg IL Ser A (NPFGC)	5.00%		12/15/2019	AA	1,940	2,080,980
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%		9/1/2021	Aa3	1,440	1,571,414
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%		7/1/2018	AA+	3,000	3,122,760
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%		7/1/2017	Baa1	2,705	3,001,739
Puerto Rico Comwlth Pub Impt Ser E	5.375%		7/1/2030	Baa1	10,000	10,146,800
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.00%		8/1/2021	Aa2	750	891,915
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%		8/1/2023	AA	2,825	3,050,718
Shelby Cnty TN	5.00%		4/1/2019	AA+	1,500	1,809,210
Suffolk Cnty NY Pub Impt Ser B	5.00%		11/1/2019	AA	2,450	2,900,506
Territory of Guam Ser A	5.75%		11/15/2014	B+	1,645	1,689,711
Three Rivers MI Cmnty Schs (AGM)	5.00%		5/1/2017	AA+	500	572,750

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
UT St Ser A	5.00%	7/1/2024	AAA	$5,000	$5,993,050
WA St Gen Oblig Unltd Var Purp-Ser A	5.00%	8/1/2022	AA+	14,245	17,301,407
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,274,800
Washoe Cnty NV Reno Sparks Convtn(c)(m)	5.00%	7/1/2024	AA	6,050	6,620,576
WI St Ser 2(c)	5.00%	11/1/2020	AA	5,000	6,058,600
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AAA	500	594,245
Woonsocket RI	7.125%	6/15/2016	Ba1	4,500	4,585,815
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA+	1,000	1,117,280
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA+	1,195	1,323,976
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,232,052

Total					407,598,459

Health Care 17.09%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,805,620
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	3,000	2,598,060
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+	200	215,758
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+	3,250	3,158,220
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	750	829,545
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,045,810
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.25%	11/15/2016	Baa2	2,605	2,783,182
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	4,689,880
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	1,750	1,870,278
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-	2,000	2,130,280
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,198,330
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-	2,000	2,321,340
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	11/15/2023	Aa3	3,000	3,186,360
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.00%	8/15/2019	AA-	2,000	2,285,720

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2020	AA-		$1,150	$1,354,574
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	Baa2		2,000	2,116,800
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	Baa2		2,245	2,339,515
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB		1,600	1,738,576
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	4.80%	7/15/2017	NR		175	174,116
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.00%	1/15/2019	AA-		4,455	4,951,064
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.25%	1/15/2023	AA-		2,895	3,235,597
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR		1,500	1,544,310
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA		6,000	6,821,340
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2020	AA		1,925	2,174,114
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA		6,535	7,300,379
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB-		550	558,619
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	986,060
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA+		1,000	1,041,110
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(d)	3,085	3,080,804
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		1,000	1,064,270
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		5,055	5,065,969
Florence Cnty SC Hosp Rev McLeod Regl Med Ctr Ser A	5.00%	11/1/2018	AA-		1,845	2,102,488
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(d)	3,535	3,808,786
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(d)	2,000	2,155,960
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	4,031,309
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,101,155

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR	$2,000	$1,588,680
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1	4,075	4,402,793
IL Fin Auth Rev Edward Hosp Ser A Rmkt (AMBAC)	6.00%	2/1/2028	A+	1,400	1,472,646
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA	1,000	1,014,240
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,708,300
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+	1,000	1,101,440
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+	3,000	3,282,570
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+	4,000	4,416,720
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2	1,000	1,105,250
IL Fin Auth Rev Sedgebrook Inc Fac Ser A(f)	5.50%	11/15/2013	NR	176	2
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA+	2,000	2,216,700
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA+	2,000	2,234,280
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	1,765	1,990,496
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3	1,000	1,091,500
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	785	783,375
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA+	4,350	4,958,434
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA+	4,400	5,007,464
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AA+	2,000	2,162,920
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR	1,000	990,620
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR	2,500	2,381,925
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,304,377
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR	1,000	1,001,860
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,729,610

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	$1,580	$1,836,687
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	2,027,476
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,530,944
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB-	7,500	7,673,775
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	5,000,950
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,382,355
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	6,031,407
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3	7,755	7,879,855
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,894,508
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,901,862
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2022	AA+	1,000	1,029,200
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2023	AA+	1,635	1,662,926
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2017	AA+	2,630	2,882,454
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2021	AA+	2,115	2,353,910
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	3,093,220
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	6.75%	11/15/2021	Baa3	3,000	3,124,770
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA+	4,500	5,050,215
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,856,279
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	2,056,710
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,149,800
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2016	A-	2,000	2,169,240

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2017	A-	$2,500	$2,708,075
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2018	A-	3,000	3,220,020
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,851,600
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,900	2,819,235
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,475	3,714,984
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,646,070
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	A+	2,000	2,251,140
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	7,012,880
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	6.00%	7/1/2026	BBB-	5,500	5,600,870
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	2,045	2,070,276
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	5,000	5,026,600
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA+	5,455	6,196,662
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	2,078,700
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	1,000	1,012,300
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,483,560
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2016	BBB+	1,600	1,805,888
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2019	BBB+	2,000	2,262,520
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2020	BBB+	2,000	2,136,160
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,059,620
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,319,770
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,539,050

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	$8,000	$9,114,880
Palomar CA Pomerado Hlthcare COP	5.25%	11/1/2021	Baa3	5,000	5,186,100
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	2,000	2,001,580
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	10,000	10,542,100
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	11,077,600
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,542,315
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,400	2,312,688
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,172,080
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,569,360
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,601,857
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,895,662
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	2,947,212
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	3,300	3,318,381
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,910	1,936,492
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,525	3,250,720
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AA+	3,280	3,611,838
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,231,241
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,561,326
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,317,269
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	4,299,200
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	5,919,045
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,219,432

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	$7,000	$7,167,125
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,261,093
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA+	2,230	2,461,429
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	3,750	3,750,263
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,340	3,454,863
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	8,160	8,740,094
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	2,114,780
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,606,320

Total					409,400,368

Housing 0.65%
Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	2,045	2,297,272
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	NR	240	276,732
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,113,600
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,000,250
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,492,276
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,733,793
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.00%	7/1/2018	BBB-	245	263,980
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,477,073

Total					15,654,976

Lease Obligations 9.62%
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	Aa3	610	662,783
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AA+	4,500	4,986,900
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	5,144,201

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	$3,500	$3,706,605
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	Aa3	2,930	3,075,269
CA St Pub Wrks Brd Dept Corrections & Rehab Ser F (NPFGC)(FGIC)	5.25%	11/1/2017	A2	250	279,683
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,410,166
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	A2	11,370	12,898,810
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	8,407,899
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,253,710
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,729,447
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA+	3,800	4,320,030
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,539,760
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	7,137,604
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj Ser B	5.00%	5/1/2024	AA-	5,930	6,735,887
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,118,858
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,512,246
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,183,170
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	608,025
Goodyear AZ Pub Impt Corp Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	531,975
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,593,670
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	1,768	534,590
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,141,580
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2022	AA+	2,300	2,462,564
Kansas City MO Indl Dev Auth Downtown Redev Dist Ser A	5.00%	9/1/2022	AA-	8,445	9,363,056
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	4,125,139
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA+	2,000	2,315,120

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
LA Pub Facs Auth Hurricane Recovery Pg (AG)	5.00%		6/1/2020	AA+	$5,000	$5,363,000
Lexington Fayette Urban Cnty Govt Pub Facs Corp Lease Eastern St Hosp Ser A	5.00%		6/1/2024	Aa3	6,800	7,442,532
Manatee Cnty FL Transn Rev (AMBAC)	5.00%		10/1/2019	Aa2	2,030	2,202,144
Mecklenburg Cnty NC COP Ser A	5.00%		2/1/2020	AA+	3,565	4,101,212
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%		3/1/2020	AA+	2,525	2,990,509
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%		10/15/2023	A+	3,865	4,328,645
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%		10/15/2024	A+	6,915	7,647,298
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	1,000	1,091,110
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%		5/1/2032	A1	5,000	5,500,450
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%		5/1/2022	A1	13,050	13,951,102
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	5.862%	#	4/1/2014	Aa3	200	197,712
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%		2/1/2018	AA-	1,000	1,163,110
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%		5/1/2017	AA+	2,000	2,352,940
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%		11/15/2018	AA+	400	454,732
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%		12/15/2020	A+	8,125	9,134,775
NJ Econ Dev Auth Sch Facs Ser GG	5.25%		9/1/2025	A+	5,075	5,572,198
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%		5/1/2018	A+	1,425	1,622,975
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%		5/1/2019	A+	3,000	3,414,540
NJ Sports & Exposition Auth Ser B	5.00%		9/1/2018	A+	4,950	5,632,655
NJ Sports & Exposition Auth Ser B ETM	5.00%		9/1/2018	A2	50	61,218
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%		12/15/2020	A+	1,000	1,169,740
North Charleston SC Convtn Ctr COP	5.00%		10/1/2016	AA-	2,010	2,295,983
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%		7/15/2020	AA+	3,140	3,483,485
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser A (AGM)	5.00%		10/1/2023	AA+	8,000	9,037,120

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA+		$2,775	$3,168,356
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		1,320	1,465,417
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA		1,920	2,131,515
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA		770	854,826
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%	1/1/2022	AA-		3,705	4,227,664
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR		140	143,161
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	Baa1		5,000	5,440,600
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1		5,475	6,434,658
WI St Rev Ser A	5.25%	5/1/2020	AA-		2,175	2,570,459

Total						230,426,588

Other Revenue 3.93%
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017	Ba2		1,935	1,991,618
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		1,200	1,063,056
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR		1,900	1,869,619
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018	BBB-		1,400	1,555,512
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-		2,715	3,006,754
CA Infrastr & Econ Dev Bk Broad Museum Pj Ser A	5.00%	6/1/2021	Aa1		5,425	6,438,553
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		5,110	5,241,429
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA		1,000	1,154,550
FL St Brd of Ed Lottery Rev Ser E	5.00%	7/1/2020	AAA		7,645	8,966,362
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(d)	4,650	4,810,936
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017	BBB		1,000	1,022,650
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018	BBB		1,000	1,017,320

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019		BBB	$1,600	$1,611,328
ID Hsg & Fin Assoc Ser A	5.00%	7/15/2029		Aa2	5,000	5,334,300
Indianapolis IN Loc Pub Impt Bd Bk Ser K(c)	5.00%	6/1/2024		A1	4,000	4,271,280
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026		BBB-	4,455	4,651,154
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016		NR	1,000	844,260
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012		NR	4,500	4,590,990
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(g)	–	–	(h)	NR	400	3,000
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025		BBB	5,000	4,908,450
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019		BBB+	3,225	3,607,195
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+	2,000	2,243,020
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018		A+	2,500	3,031,075
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2021		A	5,000	5,706,100
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015		BBB	5,000	5,203,850
Seminole Indian Tribe FL Spl Oblig Ser A†	5.50%	10/1/2024		BBB-	2,400	2,280,336
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012		NR	250	247,282
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	2.00%	6/1/2020		BBB	7,500	7,533,750

Total						94,205,729

Special Tax 1.73%
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020		NR	3,000	3,168,000
FL St Vlg Cmnty Dev Dist No 9	5.75%	5/1/2021		NR	5,000	5,278,400
FL St Vlg Cmnty Dev Dist No 9	6.75%	5/1/2031		NR	3,000	3,159,630
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024		A	6,000	6,067,860
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039		NR	5,000	3,111,850
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019		A-	1,700	1,753,584
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021		A1	6,415	7,017,305

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Special Tax (continued)
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR		$435	$428,627
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-		1,210	1,204,688
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-		1,540	1,537,074
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-		1,675	1,721,582
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2		6,595	6,291,366
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3		500	578,655

Total						41,318,621

Tax Revenue 4.06%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1		3,500	4,149,460
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	Aa1		500	561,785
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AA+		3,000	3,566,400
IL St Build IL	5.00%	6/15/2019	AAA		5,000	5,831,750
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB+	(d)	3,250	3,330,438
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,611,166
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,165,480
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,532,405
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,940,350
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	5,305,297
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB		1,195	1,195,442
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser C (AG)	5.00%	10/1/2017	AA+		5,000	5,712,150
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	3/15/2024	AAA		15,585	18,201,566
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		3,000	3,261,900
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,900,282
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	3,192,165
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,895	4,492,999
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2018	AA+		1,000	1,157,870
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA+		1,000	1,157,010

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue (continued)
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AA+		$6,495	$7,511,467
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA		1,830	1,931,455
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-		1,000	1,026,820
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-		1,000	1,086,050
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,070,480
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,816,450
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB		3,000	3,311,250
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3		1,000	1,110,410

Total						97,130,297

Tobacco 1.95%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BB-		8,495	6,471,661
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-		1,360	976,017
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-		9,500	7,128,515
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1		2,500	2,571,800
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+		10,000	7,013,700
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(d)	2,970	2,381,643
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(d)	3,925	3,247,074
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		6,180	5,236,005
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,080,070
Railsplitter IL Tob Sttlmnt Auth	6.25%	6/1/2024	A-		8,500	8,885,560
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	Aa3		1,820	1,821,984

Total						46,814,029

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation 10.07%
Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1	$3,000	$3,555,870
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-	7,000	7,110,390
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	Baa1	3,495	3,550,116
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1	500	560,995
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	750	833,730
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,106,210
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2031	BBB-	2,000	2,032,740
Chicago IL O’Hare Intl Arpt 3rd Lien Ser B	5.00%	1/1/2022	A1	2,250	2,495,587
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA+	3,500	3,776,955
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA+	2,800	2,989,112
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	279,538
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA+	3,905	4,282,262
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	635	723,287
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	390	444,224
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+	515	586,603
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	460	523,956
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	Baa1	10,900	7,478,817
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1	2,000	2,078,500
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2022	AA	4,790	5,644,632
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2023	AA	7,260	8,453,326
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	11,826,000
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2020	AA-	500	567,595
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,392,495

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A	$10,000	$11,209,100
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,328,515
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,186,490
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	Aa2	1,370	1,559,334
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,753,060
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,646,225
Los Angeles CA Hrbr Dept Rev Ser B	5.00%	8/1/2024	AA	1,500	1,730,070
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	6,159,550
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,500,945
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,021,310
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,645,193
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,633,693
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	551,915
MI St Grant Antic Bds (AGM)	5.25%	9/15/2018	AA+	500	572,240
MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	3,000	3,532,980
MI St Trunk Line (NPFGC)(FGIC)	5.00%	11/1/2012	AA+	350	366,975
Minneapolis & St. Paul MI Metro Arpt Commn Ser A (AMBAC)	5.00%	1/1/2024	AA-	10,000	10,821,300
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	2,190	2,563,285
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	AA	2,435	2,738,279
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,597,000
North TX Twy Auth Rev Sys 1st Tier Ser A	5.00%	1/1/2012	A2	500	504,690
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,751,500
NY St Thwy Auth Ser A-1	5.00%	4/1/2024	AA	5,000	5,784,700
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,208,060
PA St Tpk Commn Ser A	5.00%	12/1/2022	Aa3	3,500	4,090,590
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA+	1,270	1,497,724
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	16,218,772
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA+	3,500	3,998,365
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA+	2,500	2,859,500
Phoenix AZ Civic Impt Corp Jr Lien Ser A	5.00%	7/1/2023	A+	7,000	7,745,430
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	6,195,420

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	$6,500	$7,483,190
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	3,496,503
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	2,801,764
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	2,839,734
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	5,679,469
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A	500	560,880
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2023	A+	2,500	2,802,725
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA+	1,650	1,838,364
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,148,403
Triborough Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	Aa3	10,000	12,244,400
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	2,365	2,824,354
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,358,500

Total					241,343,436

Utilities 18.90%
Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,718,609
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,163,130
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	3,350	3,338,644
Brownsville TX Util Sys Rev CR (AGM)(AMBAC)	5.00%	9/1/2020	AA+	4,800	5,191,680
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	12,805	15,214,517
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,813,952
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,208,830
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,411,363
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA+	1,000	1,189,740
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aa1	1,000	1,125,710
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aa1	2,500	2,930,025
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	BBB	5,265	5,303,540

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser B	4.70%		9/1/2024	BBB	$6,000	$6,043,920
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%		10/1/2016	A2	2,170	2,477,641
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%		10/1/2022	A2	3,115	3,552,595
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%		10/1/2021	A2	3,650	4,134,647
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%		1/1/2018	AA-	3,000	3,303,000
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%		3/15/2021	Aaa	7,500	8,177,175
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%		6/1/2016	AA+	1,000	1,159,730
Hampton Rds Santn Dist VA	5.00%		4/1/2022	AAA	5,000	5,747,650
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%		5/15/2017	AA	2,400	2,871,120
IA Fin Auth Rev Revolving Fd	5.25%		8/1/2020	AAA	2,500	2,964,850
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%		11/1/2038	A1	7,500	7,763,325
IL Fin Auth Rev Revolving Fd Master Tr	5.25%		9/1/2016	AAA	5,000	5,640,650
IN Fin Auth IN Wstwtr 2nd Lien CWA Auth Ser B	5.00%		10/1/2020	AA-	5,000	5,685,650
IN Fin Auth Pwr & Lt Co Ser C	4.90%		1/1/2016	A3	10,000	11,001,500
IN Muni Pwr Agy Ser B (NPFGC)	5.25%		1/1/2020	A+	3,875	4,015,624
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%		6/1/2017	AA+	3,140	3,502,356
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%		7/1/2019	A+	500	561,025
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%		12/1/2038	BBB	3,500	3,529,295
LA Pub Facs Auth Rev Enrg Gulf Sts Ser B	2.875%		11/1/2015	A3	2,500	2,560,450
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%		10/1/2018	AA+	3,975	4,594,822
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%		10/1/2019	AA+	8,615	9,969,967
Lansing MI Swr Disp Sys Rev (NPFGC)(FGIC)	5.00%		5/1/2014	Aa2	90	98,564
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	2.50%	#	6/1/2036	AA+	3,500	3,500,000
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A	500	508,665
Long Island NY Pwr Auth Ser A	5.00%		5/1/2019	A-	1,000	1,161,740
Long Island NY Pwr Auth Ser A	5.00%		5/1/2020	A-	2,930	3,398,800
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%		12/1/2019	A-	3,000	3,330,360

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%		7/1/2020	AA-	$10,000	$11,916,600
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%		7/1/2022	AA-	4,250	5,061,962
Los Angeles CA Solid Wst Ser A	5.00%		2/1/2020	AA	2,000	2,341,340
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2019	AA-	4,705	5,529,786
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2024	AA-	10,770	12,312,910
Lower CO River Auth TX Rev Ser A	5.00%		5/15/2020	A1	3,130	3,677,124
Lower CO River Auth TX Rev Ser B	5.00%		5/15/2020	A1	3,930	4,616,964
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%		12/1/2042	A-	1,000	1,100,980
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A	2,500	2,466,650
MD St Econ Dev Corp Potomac Rmkt	6.20%		9/1/2022	A	1,650	1,960,860
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Ser A (AGM)	5.25%		1/1/2019	AA+	500	609,745
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%		10/1/2018	AA+	3,000	3,568,350
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%		5/1/2022	BBB	5,250	5,266,957
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2014	A	1,145	1,248,806
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2021	A	4,000	4,620,240
Muni Elec Auth GA Ser B	5.00%		1/1/2020	A	6,190	7,136,327
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	BBB	10,000	10,908,700
NC Eastern Muni Pwr Agy Ser A	5.00%		1/1/2019	A-	2,245	2,601,573
NC Eastern Muni Pwr Agy Ser B	5.00%		1/1/2020	A-	1,000	1,135,490
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%		1/1/2018	AA+	3,000	3,512,190
NJ Envr Infrastr Tr Ser A	5.00%		9/1/2016	AAA	2,515	2,992,749
Northern CA Gas Auth No 1	0.885%	#	7/1/2027	A	4,265	2,866,464
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%		7/1/2017	A1	1,000	1,174,900
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%		7/1/2018	A1	600	711,270
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%		5/1/2018	Aa2	500	575,970
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%		8/1/2032	Baa1	5,000	5,237,150
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	BBB-	3,250	3,631,485

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	$3,000	$3,434,400
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	8,000	8,676,480
Onslow NC Wtr & Swr Auth Ser A (NPFGC)	5.00%	6/1/2019	A+	500	562,795
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%	10/1/2023	A-	20,000	19,607,600
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	Baa3	2,225	2,267,943
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	Baa3	1,030	1,044,008
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	BBB+	1,000	1,124,970
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%	6/15/2019	AA+	2,500	2,872,650
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	2,033,417
Piedmont SC Muni Pwr Agy Ser A-2	5.00%	1/1/2022	A-	4,750	5,384,267
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,250	1,441,400
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2024	A-	7,920	8,771,321
Piedmont SC Muni Pwr Agy Ser A-3	5.25%	1/1/2019	A-	2,000	2,295,900
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,200	10,682,154
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	A-	525	562,737
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	5,950	6,328,301
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	A3	2,000	2,222,480
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	2,500	2,767,475
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CC	1,620	1,616,549
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+	780	854,977
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+	620	679,598
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+	620	679,598
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	1,000	1,198,990
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1	5,000	6,014,750
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3	5,000	5,764,000
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	AA-	4,295	4,959,780

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA+	$5,000	$5,473,750
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	Ba3	5,000	5,031,900
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	Ba3	2,630	2,642,861
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,138,300
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,069,759
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	Aa2	4,100	4,316,480
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A	4,685	4,615,662
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A	2,925	2,773,719
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A	8,880	9,399,480
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,209,980
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675	2,960,182
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,413,500
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,569,938
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	19,900	19,604,485
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000	1,093,380
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2012	NR	1,545	1,549,280
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,502,480
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA+	2,795	3,191,247
Wyandotte Cnty Kansas City KS Unif Govt Impt Brd Pub Utils Ser A	5.00%	9/1/2021	A+	3,105	3,627,882
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+	2,220	2,465,488
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	500	528,535

Total					452,675,231

Total Municipal Bonds (cost $2,229,909,766)					2,337,473,529

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Shares (000)	Fair Value
SHORT-TERM INVESTMENTS 1.97%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)					2	$1,775

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 1.97%

Corporate-Backed 0.09%
Forsyth MT Pollutn Ctrl Rev Pacificorp Pj	0.29%	10/3/2011	1/1/2018	AA	$2,140	2,140,000

Education 0.34%
Clark Cnty NV Econ Dev Rev Bishop Gorman High Sch Pj	3.96%	10/6/2011	2/1/2036	Ba3	5,000	5,000,000
NH Hlth & Edl Facs Auth Univ Sys Ser B	0.20%	10/3/2011	7/1/2033	Aa3	3,000	3,000,000

Total						8,000,000

General Obligation 1.01%
New York City NY Sub Ser H-2	1.15%	10/3/2011	1/1/2036	A	21,250	21,250,000
New York City NY Sub Ser L-5	1.20%	10/3/2011	4/1/2035	AA	3,000	3,000,000

Total						24,250,000

Other Revenue 0.24%
OR St Veterans Welfare Ser 85	0.50%	10/3/2011	6/1/2041	AA+	5,740	5,740,000

Utilities 0.29%
Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	2.50%	10/3/2011	6/1/2036	AA+	4,000	4,000,000
New York City NY Muni Wtr Fin Auth Ser F-1	0.50%	10/3/2011	6/15/2033	AAA	3,000	3,000,000

Total						7,000,000

Total Variable Rate Demand Notes (cost $47,130,000)						47,130,000

Total Short-Term Investments (cost $47,131,775)						47,131,775

Total Investments in Securities 99.54% (cost $2,277,041,541)						2,384,605,304

Cash and Other Assets in Excess of Liabilities(i) 0.46%						11,016,212

Net Assets 100.00%						$2,395,621,516

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2011

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2011	550	Short	$(71,551,563)	$(404,858)
U.S. 30-Year Treasury Bond	December 2011	246	Short	(35,085,750)	(1,739,472)
Ultra Long U.S. Treasury Bond	December 2011	26	Short	(4,124,250)	(419,498)

Totals				$(110,761,563)	$(2,563,828)

See Notes to Financial Statements.

Schedule of Investments

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 94.62%

Corporate-Backed 6.92%
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$375	$326,606
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	200	201,160
Chicago IL O’Hare Intl Arpt Amer Airlines	5.50%	12/1/2030	Caa2	100	76,254
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+	250	235,435
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2020	A+	500	534,365
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	100	101,745
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	250	262,647
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-	150	157,103
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	200	208,236
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB	150	156,641
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR	250	251,110
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	500	482,645
McIntosh AL Indl Dev Brd Ser C	5.375%	6/1/2028	A+	580	581,688
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	150	152,942
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	100	100,014
OH St Air Quality Dev Auth Pwr Co Ser C (AMBAC)	5.15%	5/1/2026	Baa1	100	100,051
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	400	402,460
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	100	100,941
Warren Cnty MS Gulf Intl Paper Ser A	6.50%	9/1/2032	BBB	285	311,077

Total					4,743,120

Education 12.20%
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A	5.50%	3/1/2029	A2	130	141,959
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	200	208,258

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
CA Edl Facs Auth Claremont McKenna College	5.00%	1/1/2032	Aa2		$225	$238,066
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3		150	154,143
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3		100	102,833
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3		265	284,544
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2		100	102,446
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		100	97,459
Fulton Cnty GA Dev Auth Rev Spelman College	5.00%	6/1/2026	A1		175	182,509
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(d)	300	250,947
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(d)	80	61,292
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	4.625%	6/1/2029	A		500	512,305
IL Fin Auth Rev DePaul Univ Ser A	6.00%	10/1/2032	A-		260	284,593
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		100	87,769
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		500	381,410
IL Univ Aux Sys Facs Ser A (AMBAC)	5.00%	4/1/2030	Aa2		100	100,033
LA St Univ & Agric & Mech College Aux Ser A	5.00%	7/1/2032	A1		300	323,991
MA St Dev Fin Agy Mount Holyoke College Ser B	4.625%	7/1/2036	AA-		560	568,350
MA St Hlth & Edl Facs Auth Northeastern Univ Ser A	4.875%	10/1/2035	A2		250	258,362
McAllister Acade]mic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-		105	111,090
NJ St Edl Facs Auth Kean Univ Ser A	5.00%	9/1/2024	A2		100	108,267
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2		110	118,079
NJ St Edl Facs Auth NJ Institute of Tech Ser H	5.00%	7/1/2031	A+		500	516,770
NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser A	5.00%	7/1/2034	Aa1		250	271,332
NY St Dorm Auth Rev Non St Supp Debt Skidmore College Ser A	5.25%	7/1/2031	A1		200	217,130
NY St Dorm Auth Rev Non St Supp Debt The New Sch	5.50%	7/1/2040	A-		400	428,908
NY St Dorm Auth Rev Non St Supp Debt The New Sch CR (AGM)	5.00%	7/1/2020	AA+		115	131,704

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2031	AA-	$500	$516,775
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	430	427,631
OH St Univ Gen Rcpts Ser A	5.00%	12/1/2028	Aa1	415	453,259
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	100	95,193
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic	5.00%	9/1/2031	A-	120	122,058
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	500	510,425

Total					8,369,890

General Obligation 11.37%
Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	A2	125	126,288
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA+	550	628,210
CA St (CIFG)	4.50%	8/1/2028	A1	200	197,432
CA St Var Purp	5.00%	4/1/2025	A1	100	107,021
CA St Var Purp	5.00%	9/1/2041	A1	500	512,545
CA St Var Purp	6.50%	4/1/2033	A1	300	351,297
CA St Var Purp CR (AGM)	4.50%	3/1/2033	AA+	150	142,475
Chicago IL Pk Dist Ser A(c)	4.20%	1/1/2031	AA+	500	489,625
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	264,120
Fraser MI Pub Sch Dist Bldg & Site Ser A	5.75%	5/1/2033	AA-	400	440,488
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	251,053
IL St 1st Ser (NPFGC)(FGIC)	5.125%	2/1/2027	A+	100	100,230
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)(c)	5.00%	2/1/2029	Aa2	1,000	1,046,950
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	162,960
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	450	467,649
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	100	107,279
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	289,930
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	500	125,430
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	1,000	221,130
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2031	Baa1	100	97,542

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	Baa1	$400	$400,856
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	250	251,852
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	Baa1	190	191,330
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.25%	7/1/2026	Baa1	290	320,438
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.75%	7/1/2036	Baa1	300	334,338
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	168,160

Total					7,796,628

Health Care 16.15%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	196,853
Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.375%	11/15/2022	A2	100	101,847
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+	100	83,341
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	AA-	580	608,629
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR	100	87,122
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2025	A	500	511,760
Butler Cnty OH Hosp Facs Rev UC Hlth	5.50%	11/1/2040	BBB+	100	97,587
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2	120	119,993
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	190	189,991
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	250	270,940
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A	105	108,828
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A	100	102,209
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	100	86,559
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+	110	110,628
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.625%	11/15/2024	BBB	110	120,410
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA	130	146,868

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
CT St Hlth & Edl Facs Auth Hartford Hlthcare Ser A	5.00%	7/1/2032	A		$600	$605,946
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3		250	271,790
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		140	138,275
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	143,949
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(d)	130	137,973
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(d)	100	87,984
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		500	523,035
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		350	293,937
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		160	135,542
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	72,558
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(d)	210	209,597
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.75%	8/15/2030	AA+		100	108,469
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		105	105,735
IL Fin Auth Rev Rush Univ Med Ctr Ser C	6.375%	11/1/2029	A2		100	107,661
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2027	A2		215	234,141
IL Fin Auth Rev Univ of Chicago Med Ctr Ser C	5.50%	8/15/2036	AA-		30	31,702
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	322,851
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A		500	557,300
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	301,659
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(d)	250	256,120
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		275	295,515
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.75%	7/1/2036	Baa3		250	257,147
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2		100	104,231

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A	$105	$115,194
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR	350	311,101
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	250	271,120
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	250	191,710
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+	250	265,485
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	500	553,880
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	55	44,760
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	300	312,804
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	150	160,713
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	250	250,017
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+	350	355,824

Total					11,079,290

Housing 0.36%
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	250	250,012

Lease Obligations 10.18%
CA St Pub Wrks Brd CA Cmnty College Ser E (NPFGC)(FGIC)	4.50%	10/1/2027	A2	100	97,769
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2032	A2	350	338,047
CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	125,438
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	200	210,042
Carrollton GA Payroll Dev Auth Antic Ctfs Athletic Pj	6.25%	6/15/2034	A1	265	300,195
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA+	150	154,940

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Dallas TX Civic Ctr Convtn Ref & Impt (AG)	5.25%	8/15/2038	AA+	$450	$479,781
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	500,066
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	240	255,055
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	250	268,222
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj	6.00%	6/15/2028	A2	125	136,026
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	575	619,833
MI St Bldg Auth Facs Pg Ser II A	5.00%	10/15/2025	Aa3	400	435,876
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2031	A+	250	261,910
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	A+	400	446,024
NJ Econ Dev Auth Sch Facs Constr Ser Z	5.875%	12/15/2034	A+	100	111,351
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	120	123,926
Pima Cnty AZ Indl Dev Auth Metro Police Fac Pj Ser A	6.00%	7/1/2041	AA	600	646,434
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	AA+	250	293,825
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A2	250	253,828
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+	275	283,099
Univ of CT Ser A	4.75%	2/15/2029	AA	100	108,046
VA Comwlth Transn Brd Tr Cap Pjs	4.75%	5/15/2035	AA+	500	531,710

Total					6,981,443

Other Revenue 5.28%
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+	155	157,666
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	205,546
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2	250	226,450
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2025	BB+	100	92,810
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2	250	229,080
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3	125	137,170
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-	250	260,902

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-	$400	$420,120
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR	100	67,627
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	BB+	465	405,950
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039	BB+	180	153,841
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	120	129,683
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.25%	7/1/2026	A	500	539,430
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	500	405,505
WA DC Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1	100	94,619
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	100	95,129

Total					3,621,528

Special Tax 1.28%
Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	100	101,764
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	200	142,898
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1	165	110,433
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.00%	8/1/2024	BBB+	150	152,415
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	5.50%	5/1/2024	A2	350	373,597

Total					881,107

Tax Revenue 3.72%
Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1	110	120,055
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA	130	154,124
IL St Sales Tax Rev 1st Ser (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	151,358
La Paz Cnty AZ Excise Tax Judgement Ser A (AGM)	4.75%	7/1/2036	AA+	250	243,940
Metro Transn Auth NY Ser A	5.50%	11/15/2039	AA	200	217,496

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tax Revenue (continued)
New York City NY Transnl Fin Auth Fiscal 2008 Ser S1	4.50%	1/15/2038	AA-	$500	$504,600
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2031	BBB	255	239,238
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	200	196,928
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	200	214,970
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.375%	8/1/2039	A+	235	245,147
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	250	262,453

Total					2,550,309

Tobacco 5.00%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-	650	466,479
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-	760	570,281
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BB-	100	76,692
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BB+	900	635,562
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	535	535,851
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2038	A2	375	371,704
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB	100	72,615
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB	115	80,868
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BB-	100	64,643
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	BB-	920	557,207

Total					3,431,902

Transportation 11.95%
Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	500	546,350
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	250	267,737
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	200	209,738
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	458,930
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (AMBAC)	5.00%	1/1/2022	A1	350	371,206
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2029	A1	100	101,605

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A1	$100	$101,304
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A1 (XLCA)	5.25%	1/1/2034	A1	200	202,466
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A1	110	111,700
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2027	Baa1	100	35,382
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2034	AA-	500	539,555
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A	100	115,268
IL St Toll Hwy Auth Sr Ser A1	5.00%	1/1/2031	AA-	95	98,830
Long Beach CA Arpt Sr Rev Ser B	5.00%	6/1/2040	A2	150	153,161
MA St Dept of Transn Ser B	5.00%	1/1/2032	A	180	188,653
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	150	156,365
Metro Transn Auth NY Ser B	4.75%	11/15/2031	A	245	250,789
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	577,306
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	149,249
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	428,080
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2035	AA-	205	217,331
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	A+	250	278,755
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	150	173,902
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	100	117,959
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	100	103,373
Orlando & Orange Cnty FL Expwy Auth Ser C	5.00%	7/1/2030	A	435	462,501
PA St Tpk Commn Spl Motor License Fd Ser A1	4.50%	12/1/2038	Aa3	130	132,483
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	135	142,444
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	170,892
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA+	100	112,241
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	185	190,835
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	250	268,302
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA+	495	538,407
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A+	185	194,540

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2032	BBB+	$100	$27,142

Total					8,194,781

Utilities 10.21%
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	565,075
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	353,235
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA+	100	107,186
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	166,368
CT St Dev Auth Pollutn Ctrl Lt & Pwr Co Pj Ser A(c)	4.375%	9/1/2028	A2	750	750,270
Detroit MI Swr Disp Rev 2nd Lien Ser B (NPFGC)(FGIC)	5.50%	7/1/2029	A	530	569,973
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	335	335,968
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)(FGIC)	4.50%	7/1/2031	A+	100	98,196
FL St Muni Pwr Agy Rev All Requirements Pwr Ser A	5.25%	10/1/2019	A2	150	176,967
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	162,509
IL Fin Auth Gas Supply Peoples Gas Lt & Coke (AMBAC)	5.00%	2/1/2033	A1	190	191,632
JEA FL Wtr & Swr Sys Rev Ser E	4.50%	10/1/2039	Aa2	100	101,196
Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	500	520,835
Lower CO River Auth TX Impt LCRA Transn Svcs	5.00%	5/15/2030	A	100	106,023
M-S-R Enrg Auth CA Gas Rev Ser C	6.50%	11/1/2039	A	400	440,336
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	350	351,130
New York City NY Muni Wtr Fin Auth 2nd Gen Resolution Ser GG-1	5.25%	6/15/2032	AA+	100	110,432
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	195,234
NY St Envr Facs Corp Ser A	5.125%	6/15/2038	AA+	500	542,770
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	55	57,884
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA+	100	116,186
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	100	113,289

See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev		5.50%	8/1/2020	A	$100	$103,452
San Francisco CA City & Cnty Pub Util Commn Sub Ser A		4.50%	11/1/2038	AA-	510	516,584
TN Enrg Acq Corp Ser C		5.00%	2/1/2025	BBB	255	250,364

Total						7,003,094

Total Municipal Bonds (cost $61,752,460)						64,903,104

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
SHORT-TERM INVESTMENTS 3.53%

Variable Rate Demand Notes

Corporate-Backed 0.73%
Forsyth MT Pollutn Ctrl Rev Pacificorp Pj	0.29%	10/3/2011	1/1/2018	AA	500	500,000

General Obligation 0.73%
New York City NY Sub Ser A-4	0.23%	10/3/2011	8/1/2022	Aaa	500	500,000

Other Revenue 0.51%
MA St Hlth & Edl Facs Auth Cap Asset Pg Ser E	0.17%	10/3/2011	1/1/2035	A2	350	350,000

Utilities 1.56%
FL St Muni Pwr Agy All Requirements Pwr Ser E	0.24%	10/3/2011	10/1/2030	Aa2	100	100,000
Gainesville FL Utils Sys Rev Ser A	0.20%	10/3/2011	10/1/2026	AA	570	570,000
Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	2.50%	10/3/2011	6/1/2036	AA+	400	400,000

Total						1,070,000

Total Short-Term Investments (cost $2,420,000)						2,420,000

Total Investments in Securities 98.15% (cost $64,172,460)						67,323,104

Cash and Other Assets in Excess of Liabilities(i) 1.85%						1,268,236

Net Assets 100.00%						$68,591,340

See Notes to Financial Statements.

Schedule of Investments (concluded)

AMT FREE MUNICIPAL BOND FUND September 30, 2011

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	December 2011	29	Short	$(4,136,125)	$(183,910)

See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 109.35%

Corporate-Backed 6.58%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$2,915	$2,573,683
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		5,000	5,296,050
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(d)	880	793,003
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		4,300	2,794,570
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		1,100	937,376
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		2,335	2,334,767
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,575	3,859,927
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3		1,015	864,932
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB		2,000	2,028,320
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		2,000	1,955,380
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,638,400
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		655	628,394
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		3,195	3,214,298
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(f)	6.00%	3/1/2037	NR		1,550	389,949
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	500,000
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	867,860
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-		11,000	11,556,490
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,380	3,519,188
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Baa3		8,500	8,331,190

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB	$4,850	$5,064,709
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR	1,750	1,757,770
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,335,484
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	1,000	844,260
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A	1,500	1,623,030
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	9,150	9,329,431
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	775	648,040
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	1,745	1,574,322
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,480	1,335,152
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	1,215	1,066,381
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	2,000	2,253,880
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+	1,500	1,511,160
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	1,500	1,550,490
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-	1,730	1,410,625
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+	5,715	4,760,938
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,637,425
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	500	471,900
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Ba2	10,250	8,627,220
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,604,100

Total					108,490,094

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education 9.12%
Acalanes CA Union High Sch Dist Cap Apprec Election 2008 Ser B (6.55% after 8/1/2024)~	Zero Coupon	8/1/2039	Aa1	$17,615	$8,793,056
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,590,205
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2	1,000	1,034,260
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precinct LLC	5.00%	6/15/2031	Aa2	2,500	2,648,425
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,168,440
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,603,225
Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.375%	10/1/2041	A+	2,040	2,149,222
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,701,689
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,039,930
CA Statewide Cmntys Dev Auth Windrush Sch(f)	5.50%	7/1/2037	NR	1,000	690,660
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A1	1,175	1,240,330
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa2	710	750,094
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	2,086,960
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-	3,000	3,160,170
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2028	AA+	4,050	4,326,372
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2033	AA+	1,500	1,572,390
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2038	AA+	4,610	4,832,479
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA+	2,000	2,267,980
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	974,590
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA	2,075	2,453,646

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
GA Private Colleges & Univs Auth Emory Univ Ser B	5.00%	9/1/2032	AA		$2,250	$2,439,202
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		1,340	1,398,464
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(d)	1,300	995,995
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+		1,150	1,263,919
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-		7,350	7,399,024
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		4,000	3,626,960
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR		1,000	1,015,560
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		1,000	994,880
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		1,900	1,667,611
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	4,804,949
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3		2,500	2,569,425
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	4,868,600
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,004,550
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		2,000	1,980,400
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.50%	7/1/2038	NR		2,200	880,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,399,978
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		3,080	3,116,221
Montgomery Cnty PA Higher Ed & Hlth Auth Arcadia Univ	5.25%	4/1/2030	BBB+		1,530	1,545,637
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		1,975	2,029,253
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2		2,100	2,246,895
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A(b)	5.00%	7/1/2041	Aa2		20,000	21,337,300
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1		5,000	5,652,150
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1		4,115	4,210,509

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+	$1,580	$1,615,471
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.00%	5/1/2031	A	4,645	4,834,887
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,448,176
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,185,245
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	2,475	2,356,027
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	2,036,702
Univ of Western MI Rev	5.25%	11/15/2040	A1	2,500	2,661,300
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	Aa3	2,880	1,686,730

Total					150,356,143

General Obligation 11.58%
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	Baa1	1,400	860,412
CA St	5.25%	9/1/2024	A1	15,000	16,702,350
CA St Var Purp	5.60%	3/1/2036	A1	7,330	7,931,426
CA St Var Purp	6.50%	4/1/2033	A1	13,400	15,691,266
Chicago IL Ser A	5.00%	12/1/2019	Aa3	5,000	5,738,000
Chicago IL Ser A	5.25%	1/1/2027	Aa3	5,000	5,282,400
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	1,972,890
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aaa	4,505	1,679,960
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA	4,000	4,419,140
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA	5,000	5,523,925
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A1	1,470	1,616,927
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A1	1,000	1,087,110
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,999,870
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,836,050
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	Aa1	1,000	1,121,140
Honolulu HI City & Cnty Ser A	5.25%	4/1/2031	Aa1	5,000	5,551,200

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AA+	$3,295	$3,576,558
Hudsonville MI Pub Schs Bldg & Site	5.25%	5/1/2041	Aa2	5,000	5,328,950
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	2,500	623,425
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	8,053,955
Los Angeles CA Unif Sch Dist Election 2004 Ser H (AGM)(b)	5.00%	7/1/2028	AA+	7,000	7,407,575
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,589,991
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA+	2,000	1,330,880
New Haven CT Ser A (AG)	4.75%	3/1/2028	AA+	1,145	1,211,628
New York City NY Ser E	5.00%	8/1/2023	AA	4,000	4,609,200
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,863,650
New York City NY Sub Ser D-1(b)(c)	5.00%	10/1/2026	AA	26,860	30,207,427
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,735	4,774,330
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,170	3,368,484
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA+	2,500	2,628,100
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,152,450
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2033	Aa2	1,500	418,155
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2034	Aa2	8,130	2,128,109
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,950	2,186,086
San Diego CA Unif Sch Dist Premium Cap Apprec Ser C	Zero Coupon	7/1/2046	Aa1	13,500	1,674,135
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	AA+	1,735	1,785,055
San Mateo CA Union High Sch Dist Cap Apprec Election 2006 Ser A (7.00% after 9/1/2034)~	Zero Coupon	7/1/2051	Aa1	30,375	7,538,771
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,240	2,342,525
Washoe Cnty NV Reno Sparks Convtn(c)(m)	5.25%	7/1/2028	AA	7,445	8,088,918

Total					190,902,423

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care 18.02%
Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-	(d)	$1,000	$971,410
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		2,500	2,024,250
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR		3,250	2,559,082
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+		3,000	2,915,280
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+		6,000	5,117,040
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,523,300
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		1,130	1,195,020
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	932,178
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,162,849
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		1,000	1,119,680
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		4,050	3,528,441
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,692,060
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		3,600	4,052,664
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,334,320
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		4,750	5,147,860
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,668,420
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	910,990
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)	5.125%	2/15/2037	AA+		7,000	7,262,150
Chautauqua Cnty NY Cap Res Corp Womans Christian Assoc Pj Ser A	8.00%	11/15/2030	NR		7,000	7,341,460
Chautauqua Cnty NY Cap Res Corp Womans Christian Assoc Pj Ser A	8.00%	11/15/2035	NR		1,625	1,690,097
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		1,010	958,460

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		$1,000	$1,011,510
CT St Hlth & Edl Fac Auth Hartford Hlthcare Ser A	5.00%	7/1/2041	A		6,000	6,031,740
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA+		1,750	1,841,735
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3		1,715	1,824,040
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(d)	1,000	1,027,800
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(d)	500	439,920
DeKalb Cnty GA Hosp Auth Rev DeKalb Med Ctr Inc Pj	6.00%	9/1/2030	BBB	(d)	1,000	1,029,810
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,983,060
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		4,500	4,024,170
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,321,350
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,553,458
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,112,200
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		2,000	1,992,740
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(d)	4,300	3,812,122
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,250,870
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,362,040
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		2,700	2,218,860
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		1,500	1,473,810
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,431,587
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,525	1,211,369

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		$2,000	$1,494,160
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,334,190
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,028,525
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(d)	1,500	1,497,120
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(d)	1,500	1,504,455
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(f)	7.00%	12/1/2027	NR		843	3,374
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(f)	7.00%	12/1/2037	NR		1,265	5,061
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,708,300
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,418,860
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA+		5,000	5,363,475
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,394,716
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,071,480
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	4,010,656
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	Baa1		3,690	1,647,105
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		3,500	3,671,500
Louisiana Pub Facs Auth Ochsner Clinic Fdtn Pj	6.25%	5/15/2031	Baa1		8,000	8,578,480
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		3,700	3,981,829
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	3,000,570
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	4.625%	8/1/2029	AA		5,500	5,537,345
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	5.00%	8/1/2032	AA		1,500	1,518,300

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR		$2,050	$1,762,877
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(d)	3,000	3,073,440
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,024,774
ME St Hlth & Higher Edl Facs Auth Gen Med Ctr	7.50%	7/1/2032	Baa3		11,000	11,973,500
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		1,300	1,055,197
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	BBB+	(d)	3,680	3,405,914
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AA+		1,850	2,018,997
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		2,675	2,293,251
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		2,150	2,240,214
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		2,400	2,602,752
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3		5,535	5,808,374
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,224,922
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	766,840
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	5,503,685
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	A3		1,250	1,285,412
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+		1,985	2,107,951
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		3,250	3,278,665
Orange Cnty FL Hlth Facs Auth First Mtg Orlando Lutheran Tower	5.50%	7/1/2032	NR		7,200	6,173,784
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3		3,500	3,514,385
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB		16,750	17,141,615
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		1,000	835,150

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	$1,100	$895,191
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A(c)	6.00%	6/1/2029	Aa3	1,000	1,102,400
St. Paul MN Hsg & Redev Auth Hltheast Pj	6.00%	11/15/2030	BB+	4,000	4,001,120
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	1,795,360
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-	2,000	1,860,440
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AA+	1,500	1,706,160
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A	2,500	2,524,300
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,000	1,042,680
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,000	3,113,970
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	5,000	5,388,150
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	3,000	2,727,390
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,219,432
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,167,125
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+	9,350	9,505,584
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	2,010,080

Total					296,981,784

Housing 1.46%
Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,805,474
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,284,000
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA+	277	280,154
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,638,375

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Housing (continued)
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AA+	$2,475	$2,531,034
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,175,660
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa	10	10,001
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	1,475	1,511,698
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	4,220	4,380,529
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AA+	555	552,189
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA	530	513,814
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (FHLMC/GNMA/FNMA)	5.70%	9/1/2038	AA+	1,035	1,096,562
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	Aaa	250	259,407
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.75%	7/1/2028	BBB-	1,000	1,019,460
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	1,016,340

Total					24,074,697

Lease Obligations 6.78%
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	Aa3	3,080	3,178,098
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	Aa3	2,000	2,114,340
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,171,147
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR	1,950	1,927,829
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	5,000	5,423,450
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A	1,000	1,090,020
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2028	AA-	7,000	7,801,990

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%		12/1/2026	NR	$750	$757,995
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%		12/1/2023	Aa3	1,000	1,032,860
Goodyear AZ Pub Impt Corp	6.00%		7/1/2031	AA-	2,350	2,581,405
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%		11/1/2031	Aa3	1,805	1,904,022
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%		5/27/2012	NR	1,768	534,590
Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%		2/1/2033	AA	12,000	13,258,380
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%		12/1/2029	Aa3	1,500	1,578,060
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%		12/1/2021	Aa3	2,000	2,169,760
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%		12/1/2024	Aa3	2,000	2,120,920
Kansas City MO Metro Jr College Dist Lease COP	5.00%		7/1/2028	Aa2	3,500	3,759,350
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%		4/15/2024	AA+	1,000	1,127,230
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%		4/15/2025	AA+	1,860	2,075,537
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%		7/1/2039	NR	2,195	1,647,413
McLennan Cnty TX Pub Fac Corp	6.625%		6/1/2035	AA-	7,385	7,960,808
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	5.862%	#	4/1/2014	Aa3	3,300	3,262,248
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%		12/1/2028	A	3,000	3,042,900
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2025	AAA	1,980	2,193,118
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2026	AAA	2,870	3,178,914
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2027	AAA	1,150	1,273,781
PA St Indl Dev Auth Econ Dev	5.50%		7/1/2023	A1	3,000	3,345,810
Philadelphia PA Muni Auth Rev Lease	6.375%		4/1/2029	A2	2,000	2,122,580
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%		10/1/2014	NR	420	429,484

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR		$2,000	$1,985,960
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	958,940
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1		9,000	9,929,520
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+		1,000	1,104,470
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,535,654
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		5,000	5,081,500
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2		5,000	5,074,350

Total						111,734,433

Other Revenue 9.74%
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+		5,750	5,848,900
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,466,552
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		5,000	4,529,000
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2018	Ba2		1,125	1,150,189
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	3,100,580
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+		2,250	1,940,625
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	BB+		1,000	862,790
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		2,500	2,290,800
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,455,597
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(d)	750	653,228
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(d)	500	428,125
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	816,500
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,153,245

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		$2,325	$2,198,148
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		2,000	2,051,440
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-		1,000	1,016,800
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	961,790
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		1,215	1,208,816
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		815	636,841
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	794,103
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,064,645
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(d)	9,000	9,205,560
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-		1,840	1,369,714
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-		1,000	1,013,060
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-		1,070	858,279
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	752,528
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,256,037
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		1,850	1,544,065
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,363,812
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2029	AA-		9,030	9,776,465
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2030	AA-		9,485	10,189,459
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		6,850	7,194,555
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,248,960
Metro Boston Transit Parking Corp	5.25%	7/1/2033	A+		11,000	11,706,420
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-		2,250	2,453,152
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		1,375	1,057,196

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		$2,000	$1,956,880
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		300	106,851
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		250	88,198
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	7,289,815
New York City NY Muni Wtr Fin Auth Ser HH(b)	5.00%	6/15/2031	AA+		20,000	22,036,700
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	773,165
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,184,428
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-		1,000	857,000
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		7,700	6,244,777
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-		1,500	1,245,000
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-		1,370	1,177,926
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(d)	4,500	4,116,735
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(d)	2,000	1,626,840
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		405	330,111
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		965	721,019
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,215,050
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	650,804
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		1,150	1,011,322
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,165,597
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,106,265

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR	$1,000	$893,600
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR	1,000	857,510
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR	650	544,122
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	1,750	1,432,095

Total					160,544,786

Pre-Refunded 0.29%
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB	1,590	1,965,463
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,329,787
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1	1,500	1,560,870

Total					4,856,120

Special Tax 4.11%
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,008,630
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	905	774,861
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,000	1,023,700
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	970	966,081
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,516,185
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	822,778
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	2,805	2,228,573
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	746,670
Fontana CA Pub Fin Auth Tax Alloc Sub Lien North Fontana Redev Auth (AMBAC)	5.00%	10/1/2032	A	7,575	7,097,851
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+	7,000	7,000,210

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Gramercy Farms FL Cmnty Dev Dist Cap Apprec~	Zero Coupon	5/1/2039	NR	$5,240	$786,000
Gramercy Farms FL Cmnty Dev Dist Ser A-1(f)	5.25%	5/1/2039	NR	1,340	13
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	3,191,160
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,111,850
Lakeside Landings Cmnty Dev Dist FL Ser A(f)	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,657,692
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,083	1,498,531
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,837,520
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	2,325	2,463,454
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	824,350
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+	1,475	1,554,414
Riverside Cnty CA Redev Agy Cap Apprec Hsg Ser A (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	6,031,194
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,395	1,415,297
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,078,540
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,679,425
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,055,880
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	1,400	1,468,138
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	1,935	1,845,913
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,255,375
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	828,190

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	$1,300	$1,004,523
Vlg Cmnty Dev FL Dist No 8 Phase III	6.125%	5/1/2040	NR	4,995	5,016,179
Yuba City CA Redev Agy Tax Pj	6.00%	9/1/2031	NR	1,965	1,776,930

Total					67,836,107

Tax Revenue 8.31%
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA+	2,330	2,756,623
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,729,080
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2021	A1	3,050	3,425,913
Metro Transn Auth NY Ser A	5.00%	11/15/2046	A	10,410	10,785,801
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A2	3,000	1,413,240
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA	12,000	13,571,160
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA	4,000	4,523,720
NY St Dorm Auth Ser C	5.00%	3/15/2025	AAA	5,510	6,361,405
NY St Dorm Auth Ser C	5.00%	3/15/2026	AAA	2,580	2,953,636
NY St Dorm Auth Ser C(b)	5.00%	3/15/2034	AAA	10,000	10,929,650
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,518,700
Orange Cnty FL Tourist Dev	5.00%	10/1/2022	A+	6,000	6,897,900
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,544,450
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	7,500	8,061,375
San Joaquin Cnty CA Transn Auth Ser A(b)	5.50%	3/1/2041	AA	20,000	22,215,600
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	4,190	4,446,721
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	368,710
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	4,000	4,020,280
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	3,690	3,773,984

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	BBB+		$2,500	$2,539,650
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB		5,850	5,795,185
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2		4,500	4,554,630
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.00%	9/1/2026	A-		1,145	1,193,537
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-		2,000	2,099,620
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		1,475	1,478,658

Total						136,959,228

Tobacco 5.16%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-		11,665	8,371,504
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-		8,300	6,228,071
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BB-		10,000	7,028,100
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+		2,000	1,402,740
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BB+		10,650	6,782,665
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-2 (5.30% after 12/1/2012)~	Zero Coupon	6/1/2037	BB+		13,200	8,442,852
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB		1,960	1,423,254
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		4,750	3,821,233
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(d)	5,310	4,258,089
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(d)	1,710	1,414,649
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		10,500	8,220,030
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BB+		30,755	20,067,637
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	BB-		12,580	7,619,203

Total						85,080,027

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation 12.32%
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-	$10,000	$2,089,700
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-	10,000	10,140,400
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	9,645	10,986,577
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	6,135	6,988,352
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	7,160	8,155,924
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2	18,000	3,499,200
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2039	Baa2	7,500	1,087,800
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A	3,000	3,105,000
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,547,250
Lee Cnty FL Ser A AMT	5.375%	10/1/2032	A2	3,500	3,527,755
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA	10,000	10,618,450
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AA+	2,000	2,092,140
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,900,100
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,472,089
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,670,837
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	6,975	7,254,628
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	7,970,775
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	4,500	5,217,075
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	10,000	11,795,900
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,587,900
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,897,430
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,646,750
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,559,600

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1	$1,500	$1,599,360
PA St Tpk Commn Cap Apprec Sub Ser B2 (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	9,990,600
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA	1,000	1,074,520
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,561,295
Port of Oakland CA Inter Lien Ser A AMT (NPFGC)	5.00%	11/1/2026	A-	2,285	2,272,958
Port of Oakland CA Ser O AMT	5.00%	5/1/2027	A	3,000	3,011,220
Port of Oakland CA Ser O AMT	5.00%	5/1/2028	A	2,275	2,262,237
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA+	2,000	2,235,860
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	1,800	1,856,772
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	5,200	5,580,692
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser F AMT	5.00%	5/1/2025	A+	15,000	15,530,400
San Jose CA Arpt Rev Ser A-1 AMT	6.25%	3/1/2034	A	5,000	5,440,650
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AA+	2,000	2,059,120
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	3,020	3,269,603
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	5,002	5,485,601

Total					203,042,520

Utilities 15.88%
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	5,359,300
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A1	3,000	3,405,900
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	4,000	4,520,600
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	12/1/2026	Aa1	20,000	22,986,700
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	5,440	5,870,848
Birmingham AL Wtrwrks Brd Rev	4.75%	1/1/2036	Aa2	5,000	5,142,850
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	4,170	4,155,864
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA	5,000	5,579,900

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Cent Plains NE Enrg Pj No 1	0.782%	#	12/1/2017	Ba3	$5,000	$4,105,100
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,358,771
Compton CA Wtr Rev	6.00%		8/1/2039	A	5,500	5,739,855
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%		1/1/2022	Aa3	1,650	1,835,872
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%		7/1/2034	A+	5,000	5,014,450
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%		10/1/2031	A2	4,000	4,508,240
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%		7/1/2032	AA+	10,000	10,627,800
Houston TX Util Sys Rev 1st Lien Ser A	5.125%		11/15/2028	NR	4,000	4,311,640
Lansing MI Brd Wtr & Lt Util Ser A	5.00%		7/1/2037	AA-	2,000	2,138,240
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	2.50%		6/1/2036	AA+	2,500	2,500,000
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%		12/1/2027	Aa3	4,975	5,411,357
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A	1,505	1,531,082
Long Island NY Pwr Auth Ser A	5.00%		5/1/2038	A-	7,250	7,552,107
Long Island NY Pwr Auth Ser A	6.25%		4/1/2033	A-	1,000	1,145,060
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%		7/1/2028	AA-	4,925	5,263,544
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A(b)	5.00%		5/15/2028	AA-	19,460	21,421,568
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%		11/1/2034	A	2,000	2,325,600
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%		3/15/2022	Aa3	5,000	5,206,400
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2019	A	1,000	1,001,200
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A	3,500	3,453,310
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%		2/1/2040	BBB	3,500	3,878,070
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%		7/1/2034	AA+	10,000	10,310,900
Metro St. Louis MO Swr Dist Ser A	5.75%		5/1/2038	AA+	1,760	1,972,080
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%		1/1/2023	A3	3,000	3,216,510
North Sumter Cnty FL Util Dependent Dist	5.375%		10/1/2030	BBB	5,000	4,880,850
Northern CA Gas Auth No 1	0.885%	#	7/1/2027	A	5,000	3,360,450
NY St Envr Facs Corp Ser B	4.75%		6/15/2032	AA+	5,000	5,230,500

See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Utilities (continued)
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	BBB-		$3,250	$3,631,485
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-		4,500	4,880,520
OK St Muni Pwr Auth Ser A	5.875%		1/1/2028	A		1,000	1,125,460
Orlando FL Utils Commn Ser B	5.00%		10/1/2033	Aa1		2,500	2,687,175
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%		7/15/2039	BBB-		1,000	1,095,760
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3		2,500	2,631,075
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%		10/1/2028	AA+		3,000	3,339,630
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%		12/1/2037	NR		3,000	2,825,010
Pinal Cnty AZ Elec Dist No 4	6.00%		12/1/2028	A-		740	774,935
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%		7/1/2025	A3		1,000	1,018,680
Puerto Rico Elec Pwr Auth Ser UU	0.865%	#	7/1/2031	A3		4,000	2,525,640
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%		8/1/2021	A		5,000	5,168,250
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%		5/1/2030	CC		1,375	1,370,339
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%		7/1/2022	CC		1,000	295,740
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2023	AA+		3,650	4,000,856
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2024	AA+		2,920	3,200,685
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2025	AA+		2,920	3,200,685
Salt Verde AZ Financial Corp Gas Rev Ser A	5.00%		12/1/2037	A		8,000	7,165,120
Sthn CA Pub Pwr Auth Pj No 1 Ser A	1.64%	#	11/1/2038	Baa1		5,000	3,004,400
TN Enrg Acq Corp Jr Ser B	5.625%		9/1/2026	BBB	(d)	3,000	2,861,430
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%		12/15/2026	A		1,250	1,159,525
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%		12/15/2026	A		11,575	11,894,586
Virgin Islands Wtr & Pwr Auth Ser A	5.00%		7/1/2027	BBB-		555	560,750
Virgin Islands Wtr & Pwr Auth Ser A	5.00%		7/1/2031	BBB-		2,330	2,272,729

See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)		Fair Value
Utilities (continued)
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)		5.00%	2/1/2033	AA+	$1,650		$1,762,184

Total							261,775,167

Total Municipal Bonds (cost $1,761,391,686)							1,802,633,529

					Shares (000)
SHORT-TERM INVESTMENTS 0.23%

Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus					–	(k)	908
SSgA Tax Free Money Market Fund					5		4,501

Total Money Market Mutual Funds (cost $5,409)							5,409

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.23%

General Obligation
New York City NY Fiscal 2008 Sub Ser J-5	1.20%	10/3/2011	8/1/2028	AA	$1,800		1,800,000
New York City NY Sub Ser L-5	1.20%	10/3/2011	4/1/2035	AA	2,000		2,000,000

Total Variable Rate Demand Notes (cost $3,800,000)							3,800,000

Total Short-Term Investments (cost $3,805,409)							3,805,409

Total Investments in Securities 109.58% (cost $1,765,197,095)							1,806,438,938

Liabilities in Excess of Cash and Other Assets(i) (9.58%)							(157,962,360)

Net Assets 100.00%							$1,648,476,578

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2011	461	Short	$(59,973,219)	$(420,633)
U.S. 30-Year Treasury Bond	December 2011	580	Short	(82,722,500)	(3,242,175)
Ultra Long U.S. Treasury Bond	December 2011	167	Short	(26,490,375)	(2,101,453)

Totals				$(169,186,094)	$(5,764,261)

See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 107.10%

Corporate-Backed 13.61%
AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR	$3,285	$1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	6,000	5,297,460
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	1,375	1,197,556
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	2,544,085
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB	1,025	1,093,808
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	8,050	8,526,640
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	17,000	11,048,300
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2	6,250	5,769,187
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	660,540
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	720,660
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%	11/1/2026	Baa3	2,075	2,087,118
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR	2,345	2,344,766
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	7,640	8,248,908
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3	12,560	10,703,004
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	9,545	9,227,342
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+	7,500	7,063,050
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT	5.50%	11/1/2030	CCC+	2,000	1,330,920
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	7,500	7,332,675
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	13,500	13,445,730

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	$5,060	$4,909,414
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(f)	5.875%	3/1/2027	NR	1,500	385,875
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(f)	6.00%	3/1/2037	NR	1,450	364,791
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.125%	10/1/2027	NR	1,475	368,750
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	6,525	1,631,250
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,085	941,628
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Baa3	2,945	2,886,512
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,717,839
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,000	8,459,700
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	4,000	3,377,040
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	9,515	9,453,343
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	4,010	3,353,082
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,900	2,616,351
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	834,730
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	5,000,700
NJ Econ Dev Auth Amer Airlines Inc Pj AMT	7.10%	11/1/2031	CCC+	1,980	1,668,467
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	5,584,185
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	5,935	5,209,031
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	5,625	5,545,350
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	3,000	2,845,140

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B		$755	$755,227
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-		2,325	2,325,256
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+		2,500	2,584,150
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3		1,955	1,800,477
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3		3,685	3,222,385
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		6,120	5,990,134
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		5,100	5,131,365
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-		1,730	1,410,625
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		6,000	5,988,480
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2		1,500	1,338,555
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	12,937,521

Total						210,593,102

Education 5.79%
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,603,225
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		7,495	7,677,850
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+		3,500	3,584,490
CA Statewide Cmntys Dev Auth Windrush Sch(f)	5.50%	7/1/2037	NR		7,225	4,990,018
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,676,295
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(d)	1,375	1,150,174
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(d)	7,460	5,715,479
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	11,538,266

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3	$2,500	$2,487,200
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3	2,500	2,030,300
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3	2,000	1,608,160
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3	2,000	1,525,640
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	2,028,110
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	5,004,550
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.25%	7/1/2018	NR	250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(f)	5.50%	7/1/2038	NR	2,300	920,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	2,394,904
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	3,111,162
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,284,482
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	3,152,240
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1	4,000	4,747,400
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	2,000	2,320,140
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	7,020	7,182,934
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.10%	6/1/2045	BBB-	1,000	865,710
Stockton CA Unif Sch Dist Cap Apprec Election 2008 Ser D (AGM)	Zero Coupon	8/1/2033	AA+	8,135	2,070,439
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	7,000	7,895,545

Total					89,664,713

General Obligation 8.44%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,500	1,624,155
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	A3	6,360	6,867,973
CA St Var Purp	5.00%	9/1/2041	A1	7,500	7,688,175

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2037	A+	$4,150	$684,418
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2041	A+	6,500	789,750
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2042	A+	6,900	777,423
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2043	A+	6,900	720,774
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2044	A+	7,200	697,176
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2047	A+	8,000	617,360
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2048	A+	8,000	571,840
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	5,000	1,246,850
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)(c)	5.00%	2/1/2029	Aa2	19,000	19,892,050
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	Aa1	10,580	11,100,377
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	AA+	10,000	10,382,700
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	AA-	10,460	10,913,546
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	AA-	2,000	2,086,720
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,596,200
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,711,640
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	11,063,250
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,641,295
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,498,785
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,071,255
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	19,135	4,800,206
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	10,645	2,353,929
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,846,161
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,274,550
Woonsocket RI	7.125%	6/15/2016	Ba1	3,000	3,057,210

Total					130,575,768

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care 28.84%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	$10,000	$8,097,000
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	4,500	3,543,345
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+	15,365	13,103,887
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+	2,425	2,021,019
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	9,710	7,395,621
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,463,670
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,614,082
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,086,790
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB	2,500	2,693,175
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	2,067,947
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	5,770	6,026,419
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR	5,045	5,226,267
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	2,126,143
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR	585	561,401
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2030	NR	5,500	5,298,865
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR	3,425	3,200,217
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	3,933,468
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	2,258,400
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(f)	7.00%	11/15/2034	NR	6,000	3,138,480
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(f)	6.00%	11/15/2014	NR	4,105	2,147,531
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(f)	6.75%	11/15/2023	NR	4,700	2,461,484

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		$5,000	$5,321,350
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,346,596
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,735,175
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	829,920
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(d)	6,700	5,939,818
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(d)	3,385	3,568,907
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,481,290
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,320,860
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,613,774
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	4,519,900
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		6,165	5,544,061
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	6,110,931
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,200	953,208
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,233,769
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	4,549,387
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	4,002,570
IL Fin Auth Rev Admiral at Lake Pj Ser A	8.00%	5/15/2040	NR		3,000	3,061,170
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		9,000	5,486,580
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B	Zero Coupon	5/15/2050	NR		4,800	25,200
IL Fin Auth Rev Clare Wtr Twr Ser A-2	5.20%	5/15/2015	NR		700	210,000
IL Fin Auth Rev Clare Wtr Twr Ser A-3	5.30%	5/15/2016	NR		700	210,000
IL Fin Auth Rev Clare Wtr Twr Ser A-6	6.00%	5/15/2028	NR		2,800	840,000
IL Fin Auth Rev Clare Wtr Twr Ser A-7	6.125%	5/15/2041	NR		3,500	1,050,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth Rev Clare Wtr Twr Ser A-10	5.125%	5/15/2018	NR		$3,500	$1,050,000
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(d)	3,500	3,510,395
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(d)	4,000	3,549,480
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(d)	10,975	9,071,386
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,690,640
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		5,000	5,416,600
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,418,860
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,248,130
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	4,131,180
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		5,000	4,680,950
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AAA		7,000	7,508,865
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR		6,500	6,193,005
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		8,825	8,668,091
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	4,113,230
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,071,480
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,960,746
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	7,051,843
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		6,340	6,077,080
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.50%	5/15/2037	Baa1		8,250	8,897,212
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	4,059,483
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	4,106,920
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	2,062,400

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		$6,840	$6,048,612
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(d)	3,450	3,534,456
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(d)	3,800	3,355,666
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(d)	1,750	1,485,680
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		6,045	5,373,159
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	10,266,048
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR		2,915	2,833,817
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.35%	1/1/2026	NR		2,415	2,290,241
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.40%	1/1/2030	NR		750	690,300
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,063,300
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		4,705	3,607,982
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		4,250	4,287,485
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2		13,500	14,450,265
Orange Cnty FL Hlth Facs Auth First Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		6,550	5,402,571
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,049,345
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,666,690
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB		7,275	6,047,635
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB		1,800	1,743,336
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	B-		15,270	12,567,821
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR		1,945	2,021,536
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR		6,000	6,227,700
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB		10,000	11,077,600

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	$2,565	$2,142,160
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	5,236,867
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,100,240
SC Jobs Econ Dev Auth First Mtg Wesley Commons	5.125%	10/1/2026	NR	900	753,705
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,477,200
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,522,842
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	987,160
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,915	1,941,561
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,766,570
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,610,690
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,355,484
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,110,580
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.25%	11/15/2040	NR	1,200	1,186,956
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.375%	11/15/2045	NR	1,550	1,535,508
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	8,446,360
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	1,818,260
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	3,220,625
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,700,994
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,219,433
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	7,167,125
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+	5,000	4,637,300

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	$3,530	$2,942,326
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	7,437,251

Total					446,366,095

Housing 1.40%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,567,387
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,350	1,209,074
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR	12,100	7,847,939
LA Hsg Fin Agy Multi Fam Hsg Chateau Ser A	6.875%	9/1/2029	BBB-	1,805	1,865,305
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	3,440	3,525,587
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(f)	7.50%	12/20/2040	NR	3,930	2,286,395
MuniMae TE Bd Subs LLC†(l)	5.30%	11/29/2049	Ba2	2,000	1,362,680
MuniMae TE Bd Subs LLC†(l)	5.90%	11/29/2049	B1	2,000	1,022,700

Total					21,687,067

Lease Obligations 1.28%
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	4,199	1,269,652
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	5,100	3,827,703
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,730	4,133,780
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	5,420	6,006,726
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	2,160	2,393,825
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	2,000	2,122,580

Total					19,754,266

Other Revenue 13.84%
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	8,300	7,352,804
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+	2,250	1,940,625

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	BB+		$2,975	$2,566,800
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		10,845	9,937,490
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		3,450	3,451,415
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		3,000	2,992,380
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(d)	1,250	1,088,713
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	1,910,610
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,153,245
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,535,899
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,418,690
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	1,003,305
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	798,396
Detroit MI Cmnty High Sch Pub Sch Academy	5.65%	11/1/2025	BB+		1,000	846,880
Detroit MI Cmnty High Sch Pub Sch Academy	5.75%	11/1/2030	BB+		1,255	1,011,254
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,137,471
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,601,140
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,544,492
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(d)	9,350	9,673,603
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,564,360
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR		4,260	3,531,412
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR		5,960	4,774,496
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		730	713,750
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,833,320
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,410,384
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	752,528
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,256,038

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026		NR	$1,550	$1,489,364
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036		NR	2,815	2,546,365
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037		NR	6,570	5,483,519
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026		NR	1,000	930,930
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037		NR	1,220	1,087,801
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031		BBB-	4,750	4,957,147
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038		BBB	6,515	6,913,392
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036		NR	8,500	5,943,795
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR	4,965	4,441,490
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029		NR	1,560	1,359,836
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031		NR	15,200	10,279,304
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031		NR	3,000	2,026,320
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012		NR	4,500	4,590,990
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037		BBB-	5,000	4,558,650
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039		BBB-	2,250	2,453,153
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036		NR	722	656,406
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037		NR	3,325	2,556,493
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030		BBB-	1,955	1,912,850
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	7.00%	12/1/2039		BBB-	3,000	2,913,570
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030		BBB	3,720	3,394,909
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(g)	–	–	(h)	NR	5,000	37,500
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.125%	1/1/2025		NR	2,790	279,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.25%	1/1/2037	NR		$5,755	$575,500
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		3,340	1,178,319
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		10,250	11,495,477
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	BB+		345	301,188
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039	BB+		210	179,481
OH St Pollutn Ctrl Rev Gen Motors Corp Pj	5.625%	3/1/2015	NR		2,965	22,238
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		1,925	1,804,052
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023	NR		1,350	1,201,581
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,900	1,607,438
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(f)	6.75%	7/1/2022	NR		1,460	365,000
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(f)	7.00%	7/1/2036	NR		5,000	1,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,229,827
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(d)	5,000	4,574,150
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(d)	11,115	9,041,163
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	8,414,800
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	5.875%	6/1/2022	BBB-		250	246,770
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2036	BBB-		1,800	1,609,110
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,500	1,263,510
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,865	2,887,812
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB		2,510	2,166,783
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		7,540	6,356,295
Summit Academy MI Pub Sch	6.375%	11/1/2035	BB+		3,795	3,318,424
Two Rivers MT Auth Inc Pj Sr Lien(f)	7.375%	11/1/2027	NR		2,615	392,250

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	$2,870	$2,719,727
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR	500	446,800
Utah Cnty UT Charter Sch Rev Lincoln Academy Ser A†	5.875%	6/15/2037	NR	1,750	1,439,725
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	4,075	3,334,736
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB+	1,300	1,247,363

Total					214,283,803

Special Tax 8.16%
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR	1,000	997,540
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR	2,250	2,240,663
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1(f)	5.50%	5/1/2036	NR	1,235	209,950
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,545	4,523,446
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,310	1,341,047
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	7.375%	1/1/2031	NR	4,000	4,220,200
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	BBB-	1,045	1,011,194
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,600	1,593,536
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	2,860	2,850,105
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	7,000	7,075,530
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,515	3,800,592
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,700	4,480,599
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,500	3,565,185
Frederick Cnty MD Urbana Cmnty Dev Auth Ser B	5.50%	7/1/2040	NR	5,500	5,203,220
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,130	4,089,715

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	$2,495	$1,228,887
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	6,370	4,551,301
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	7,048,340
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	10,235,640
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,029,990
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+	1,000	1,016,470
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,830	1,991,753
Mariposa NM East Pub Impt Dist	5.75%	9/1/2021	NR	350	304,367
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR	1,000	779,880
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,028,860
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,702,565
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,454	3,923,662
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,520	2,315,275
Orange Grove LA Cmnty Dev Dist(f)	5.30%	11/1/2021	NR	1,760	819,632
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,630	1,291,270
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,550	2,931,839
Riverside Cnty CA Pub Fing Auth Jurupa Vy Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	A3	9,000	7,352,640
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,500	1,521,825
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,078,540
Shingle Creek FL Cmnty Dev Dist(f)	6.10%	5/1/2025	NR	4,990	1,983,525
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	954,970
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	17,000	15,336,550
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,229,862
Tern Bay Cmnty Dev Dist FL Ser A(f)	5.375%	5/1/2037	NR	13,145	3,286,250

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Special Tax (continued)
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		$2,810	$2,290,234
Whispering Spring LA Dev Dist Spl Assmnt(f)	5.20%	10/1/2021	NR		2,290	645,780

Total						126,342,429

Tax Revenue 0.71%
Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR		3,240	3,679,862
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		6,000	6,603,780
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		1,000	737,420

Total						11,021,062

Tobacco 8.14%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BB-		16,485	12,558,603
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-		8,320	5,970,931
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-		12,945	9,713,540
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BB-		15,195	10,679,198
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BB-		725	556,017
Buckeye OH Tob Sttlmnt Fing Auth Cap Apprec Asset Sr Conv A-3	Zero Coupon	6/1/2037	BB-		5,000	3,479,050
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+		18,900	13,255,893
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BB+		12,995	8,276,126
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BB+		18,110	12,788,920
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(d)	5,365	4,302,193
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(d)	2,635	2,179,883
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,236,250
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2034	BB		6,000	4,502,160

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco (continued)
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB	$10,100	$7,102,320
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BB+	3,605	2,352,262
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	BBB-	4,250	3,083,460
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BB-	8,000	5,171,440
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	BB-	26,050	15,777,443

Total					125,985,689

Transportation 7.89%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2	350	318,115
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2	2,410	2,146,274
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-	35,000	10,891,300
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-	5,000	1,232,750
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-	25,535	5,769,122
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-	3,445	719,902
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-	4,985	877,809
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	160,280
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT	6.375%	5/1/2035	CCC+	6,630	4,803,435
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,492,800
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(f)	7.25%	1/1/2023	NR	5,000	50
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(f)	7.375%	1/1/2030	NR	5,000	50
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2	5,000	841,200
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	Baa1	5,885	1,230,612
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	Baa1	25,000	6,479,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	Baa1	$9,925	$1,669,782
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2025	AA-	1,025	1,084,735
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2026	AA-	3,440	3,640,478
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2027	AA-	3,895	4,121,995
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2028	AA-	3,430	3,629,895
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2032	AA-	8,210	8,688,467
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2033	AA-	2,675	2,830,895
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	2,500	2,501,575
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,472,089
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,850,241
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,670,837
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	7,970,775
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,700	3,130,245
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	AA-	20,000	19,911,700
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	7,734,007
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	BBB+	24,500	7,202,510

Total					122,072,925

Utilities 9.00%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	11,586,190
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR	645	563,356
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	5,430	5,860,056
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	2,465	2,456,644

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Utilities (continued)
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%		3/1/2041	CC		$6,000	$1,590,660
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%		7/1/2032	CC		2,000	620,500
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	2.50%	#	6/1/2036	AA+		3,500	3,500,000
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%		6/1/2027	NR		4,440	4,445,816
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%		6/1/2035	NR		5,940	5,807,419
Long Island NY Pwr Auth Ser A	5.00%		5/1/2038	A-		7,250	7,552,107
M-S-R Enrg Auth CA Gas Rev Ser B	6.50%		11/1/2039	A		5,350	5,889,494
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%		2/1/2040	BBB		3,500	3,878,070
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT	6.75%		7/1/2014	NR		525	3,938
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%		6/15/2029	AA+		11,000	11,918,665
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%		6/15/2030	AA+		1,000	1,083,515
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3		1,500	1,578,645
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%		10/1/2034	AA-		11,600	12,280,572
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%		12/1/2022	NR		2,000	1,972,140
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%		12/1/2032	NR		5,000	4,379,600
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%		12/1/2037	NR		7,000	6,591,690
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%		5/1/2022	CC		1,620	1,616,549
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%		6/1/2021	CC		2,000	560,000
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%		5/1/2030	CC		6,040	6,019,524
Salt Verde AZ Financial Corp Gas Rev Ser A	5.00%		12/1/2037	A		2,990	2,677,964
San Antonio TX Elec & Gas Ser A(b)	5.25%		2/1/2029	AA		19,375	21,494,263
San Antonio TX Elec & Gas Ser A(b)	5.25%		2/1/2031	AA		6,270	6,955,821
TN Enrg Acq Corp Jr Ser B	5.625%		9/1/2026	BBB	(d)	4,781	4,560,166
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%		1/1/2016	NR		1,500	1,492,530

See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)		Fair Value
Utilities (continued)
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR	$485		$449,964

Total						139,385,858

Total Municipal Bonds (cost $1,775,384,163)						1,657,732,777

				Shares (000)
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				–	(k)	796
SSgA Tax Free Money Market Fund				3		2,890

Total Short-Term Investments (cost $3,686)						3,686

Total Investments in Securities 107.10% (cost $1,775,387,849)						1,657,736,463

Liabilities in Excess of Cash and Other Assets(i) (7.10%)						(109,844,534)

Net Assets 100.00%						$1,547,891,929

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	December 2011	904	Short	$(128,933,000)	$(6,392,079)
Ultra Long U.S. Treasury Bond	December 2011	184	Short	(29,187,000)	(2,968,756)

Totals				$(158,120,000)	$(9,360,835)

See Notes to Financial Statements.

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 105.28%

Corporate-Backed 2.54%
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	$1,000	$1,005,800
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR	2,000	2,008,880
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Ba2	2,250	1,893,780

Total					4,908,460

Education 6.53%
Abag Fin Auth For Nonprofit Corp CA Sch of Mech Arts	5.25%	10/1/2026	A3	500	504,550
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,579,680
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	804,310
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,085,620
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,128,324
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	1,500	1,536,570
CA Statewide Cmntys Dev Auth Windrush Sch(f)	5.50%	7/1/2037	NR	1,250	863,325
Tustin CA Unif Sch Dist 2008 Election Ser B	6.00%	8/1/2036	AA	1,500	1,728,435
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	3,000	3,383,805

Total					12,614,619

General Obligation 21.03%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,000	1,082,770
Barstow CA Unif Sch Dist Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	A1	1,475	1,489,116
CA St	5.25%	9/1/2024	A1	5,000	5,567,450
CA St	5.50%	11/1/2034	A1	175	187,831
CA St (CIFG)	4.50%	8/1/2028	A1	1,515	1,495,548
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,598,610
CA St Var Purp	6.50%	4/1/2033	A1	3,500	4,098,465
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2046	A+	8,000	665,840

See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2		$2,000	$2,078,440
Los Angeles CA Unif Sch Dist Election 2004 Ser H (AGM)(b)	5.00%	7/1/2028	AA+		3,000	3,174,675
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2		2,225	2,379,348
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA+		1,335	1,428,757
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1		5,000	1,105,650
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2032	AA		1,910	1,995,224
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2033	AA		2,145	2,232,258
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2034	AA		2,400	2,494,188
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1		3,000	3,022,230
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2		750	884,970
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2		1,500	1,681,605
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (NPFGC)(FGIC)	Zero Coupon	8/1/2028	A+		1,000	361,150
Territory of Guam Ser A	7.00%	11/15/2039	B+		390	407,850
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3		1,000	1,167,170

Total						40,599,145

Health Care 12.92%
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,688,850
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2039	A2		1,500	1,493,205
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,167,160
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		2,000	2,167,520
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(d)	1,000	994,910
CA Statewide Cmntys Dev Auth Amer Baptist Homes West	6.25%	10/1/2039	BBB		1,500	1,502,790

See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB	$1,675	$1,374,471
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB	2,000	1,668,420
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,086,790
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA	500	548,250
Northern Inyo Cnty CA Loc Hosp Dist	6.00%	12/1/2021	BBB-	1,000	1,026,820
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	6.00%	7/1/2033	A-	2,000	2,105,240
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2031	BB	2,000	2,156,940
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B	5.50%	10/15/2037	BBB	2,000	1,759,540
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A	2,000	2,160,180
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+	1,000	1,032,820

Total					24,933,906

Housing 1.52%
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2	1,000	864,270
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	2,000	2,076,080

Total					2,940,350

Lease Obligations 9.94%
CA Infrastr & Econ Dev Bk King City Jt Union High Sch	5.75%	8/15/2029	A-	750	776,603
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2	1,550	1,607,396
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	1,000	1,084,690
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2	2,000	2,186,280
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	958,940
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	1,000	1,103,280
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+	1,000	1,104,470

See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		$1,500	$1,683,645
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,584,579
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		1,220	1,239,886
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,235,530
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA+		2,295	1,617,103

Total						19,182,402

Other Revenue 2.66%
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-		1,000	819,900
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(d)	850	793,798
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,325,022
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	408,250
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	941,817
Northern Inyo Cnty CA Loc Hosp Dist	6.375%	12/1/2025	BBB-		835	854,956

Total						5,143,743

Special Tax 12.32%
Chula Vista CA Cmnty Facs Dist No 07-1 Otay Ranch Vlg Eleven	5.125%	9/1/2036	NR		945	822,282
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	511,406
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	846,800
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		2,000	2,000,060
Imperial Beach CA Redev Agy Palm Ave Coml Redev Pj	5.00%	6/1/2030	A		2,000	1,904,280
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,309,309
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,029,990

See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A	$1,120	$1,136,890
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A+	3,500	1,344,525
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	A3	5,000	5,093,750
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	1,000	1,071,770
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2033	A-	500	544,680
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2041	A-	1,000	1,084,040
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB	1,500	1,559,580
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1	500	547,030
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1	500	554,115
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%	12/1/2033	A	1,500	1,624,695
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR	985	802,805

Total					23,788,007

Tax Revenue 1.10%
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	1,000	1,061,270
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	1,030	1,053,443

Total					2,114,713

Tobacco 4.59%
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+	1,000	701,370
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BB+	2,200	1,401,114
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BB+	1,245	879,194
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	4,365	4,371,940

See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tobacco (continued)
Inland Empire Tob Securitization Auth CA Ser A	4.625%		6/1/2021	B+	(d)	$875	$701,662
Inland Empire Tob Securitization Auth CA Ser A	5.00%		6/1/2021	B+	(d)	970	802,462

Total							8,857,742

Transportation 11.05%
Bay Area Toll Auth CA San Francisco Bay Area	5.00%		10/1/2033	A+		2,905	3,046,445
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%		1/15/2020	BBB-		2,000	2,031,540
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%		5/15/2035	AA		10,000	10,618,450
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%		7/1/2030	AA+		1,000	1,030,480
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.40%		7/1/2023	NR		300	297,525
Port of Oakland CA Ser O AMT	5.125%		5/1/2031	A		1,250	1,220,525
San Francisco CA City & Cnty Arpts Commn 2nd Ser F AMT	5.00%		5/1/2027	A+		1,430	1,457,184
San Jose CA Arpt Rev Ser A-1 AMT	6.25%		3/1/2034	A		1,500	1,632,195

Total							21,334,344

Utilities 19.08%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%		7/1/2031	NR		1,000	1,053,290
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%		6/1/2023	AA-		2,000	2,278,320
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%		12/1/2026	AAA		2,000	2,230,680
Chino Basin Desalter Auth Ser A (AG)	5.00%		6/1/2027	AA+		2,000	2,141,080
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3		1,000	1,110,010
Dublin-San Ramon Svcs Dist CA	5.25%		8/1/2029	A		1,250	1,333,412
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%		6/1/2035	NR		2,075	2,028,686
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A		1,505	1,531,082
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%		11/15/2037	A		1,000	959,830
Los Angeles CA Wst Wtr Sys Ser A	5.00%		6/1/2021	AA-		1,000	1,170,540
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%		11/1/2034	A		2,000	2,325,600
Northern CA Gas Auth No 1	0.885%	#	7/1/2027	A		1,000	672,090

See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)		Fair Value
Utilities (continued)
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	$1,985		$2,349,426
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AA+	1,760		1,953,970
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AA+	1,000		1,080,050
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	1,500		1,699,335
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+	1,920		2,104,560
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+	1,540		1,688,032
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+	1,540		1,688,033
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA	1,500		1,809,270
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2033	Baa1	2,000		1,890,080
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%	7/1/2020	AA-	1,500		1,731,810

Total						36,829,186

Total Municipal Bonds (cost $196,694,251)						203,246,617

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $26)				–	(k)	26

Total Investments in Securities 105.28% (cost $196,694,277)						203,246,643

Liabilities in Excess of Cash and Other Assets(i) (5.28%)						(10,184,631)

Net Assets 100.00%						$193,062,012

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	December 2011	107	Short	$(15,260,875)	$(756,599)
Ultra Long U.S. Treasury Bond	December 2011	48	Short	(7,614,000)	(774,458)

Totals				$(22,874,875)	$(1,531,057)

See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 102.15%

Corporate-Backed 4.23%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$1,290	$1,099,286
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	978,811
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	280,858
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	948,380
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+	1,000	833,060
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Ba2	1,000	841,680

Total					4,982,075

Education 12.54%
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA+	3,000	3,130,440
NJ St Edl Facs Auth Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	742,620
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	2,000	2,107,340
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA+	1,150	1,235,548
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,400	2,706,384
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+	1,000	963,100
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,160,070
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,500	2,721,475

Total					14,766,977

General Obligation 13.17%
Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA+	1,150	1,288,253
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2018	Aa2	1,000	1,175,690
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	1,840	2,053,054
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,612,405
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aaa	1,050	1,286,061
New Brunswick NJ	5.00%	10/1/2023	AA-	1,000	1,155,700
NJ St Ser Q	5.00%	8/15/2020	AA-	1,000	1,196,700
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,490	2,011,397

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3		$900	$987,147
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1		1,500	1,522,020
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3		5	5,186
Territory of Guam Ser A	7.00%	11/15/2039	B+		140	146,408
Woodbridge Twp NJ Swr Util	4.00%	7/1/2024	AA-		1,020	1,070,337

Total						15,510,358

Health Care 17.70%
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		1,500	1,306,830
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		760	659,961
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(d)	500	522,185
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	425,320
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	766,840
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,272,570
NJ Hlthcare Facs Fing Auth AHS Hosp Corp	6.00%	7/1/2037	A1		650	710,586
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	2,051,600
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	2,019,300
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2		1,700	1,484,117
NJ Hlthcare Facs Fing Auth Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		650	664,151
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,001,340
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-		1,000	1,012,360
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	946,780
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	922,530
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A		2,500	2,655,125
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	AA+		415	416,984
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	AA+		1,000	1,004,650

Total						20,843,229

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Housing 2.62%
NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3	$1,500	$1,545,210
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3	1,520	1,541,994

Total					3,087,204

Lease Obligations 19.04%
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	1,250	1,341,112
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,749,475
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa3	1,000	947,100
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	878,603
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	A+	1,250	1,365,262
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	A+	1,000	1,035,960
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	5,025	5,189,418
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	A+	1,400	1,498,882
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	A+	1,000	1,067,010
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	A+	5,000	1,566,650
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	A+	5,000	986,050
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	A+	1,500	1,732,290
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	958,940
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	1,000	1,103,280

Total					22,420,032

Other Revenue 0.11%
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(j)	6.25%	1/1/2037	NR	1,300	130,000

Special Tax 2.02%
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	1,000	1,016,700

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	$675	$715,196
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	641,585

Total					2,373,481

Tax Revenue 4.31%
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,000	984,640
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,558,925
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	375	383,535
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	643,910
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	506,070

Total					5,077,080

Tobacco 2.35%
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB	1,025	802,432
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BB+	3,000	1,957,500

Total					2,759,932

Transportation 15.66%
Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA+	1,500	1,606,035
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,000	2,318,700
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000	1,102,660
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	Aa2	10,625	11,051,582
Port Auth NY & NJ Cons 161st	5.00%	10/15/2031	Aa2	1,165	1,262,615
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A3	1,000	1,091,140

Total					18,432,732

Utilities 8.40%
Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000	1,086,400
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	1,750	2,175,145
Passaic Vly NJ Sewage Commnrs Swr Sys Ser F (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525	346,453
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	1,017,080

See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)		Fair Value
Utilities (continued)
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	$1,000		$1,014,620
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	1,000		1,051,040
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	2,100		2,222,598
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000		975,420

Total						9,888,756

Total Municipal Bonds (cost $117,688,804)						120,271,856

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)				–	(k)	5

Total Investments in Securities 102.15% (cost $117,688,809)						120,271,861

Liabilities in Excess of Cash and Other Assets(i) (2.15%)						(2,528,833)

Net Assets 100.00%						$117,743,028

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	December 2011	72	Short	$(10,269,000)	$(509,117)
Ultra Long U.S. Treasury Bond	December 2011	10	Short	(1,586,250)	(161,345)

Totals				$(11,855,250)	$(670,462)

See Notes to Financial Statements.

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 107.16%

Corporate-Backed 8.94%
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	$750	$646,387
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	835,420
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	411,620
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,182,734
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	2,500	2,548,050
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,529,415
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	2,255,876
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,265	1,893,948
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	2,796,346
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BB+	1,315	1,164,761
NY Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	A	1,600	1,648,384
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	943,800
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	4,224,500
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Ba2	1,665	1,401,397

Total					23,482,638

Education 21.50%
Albany NY Indl Dev Agy Civic Fac Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	700	703,654
Albany NY Indl Dev Agy Civic Fac Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	1,003,880
Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.75%	10/1/2026	A+	1,350	1,533,870
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	507,940

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	$1,075	$1,074,957
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	974,590
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	5.00%	6/1/2031	A	350	364,119
Monroe Cnty NY Indl Dev Corp Ser A	5.00%	7/1/2036	Aa3	3,500	3,687,355
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	4,246,724
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,284,482
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	1,750	1,872,412
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.25%	7/1/2031	A	2,275	2,449,083
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	20,000	22,037,500
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,108,682
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,025	1,113,160
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2040	AA-	1,000	1,024,620
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,614,360
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	3,775	3,754,200
Seneca Cnty NY Indl Dev Agy NY Chiropractic College	5.00%	10/1/2027	BBB	500	507,750
St. Lawrence Cnty Indl Dev Agy Clarkson Univ Pj	6.00%	9/1/2034	A3	1,375	1,514,054
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	1,000	1,020,850
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,082,710

Total					56,480,952

General Obligation 10.70%
Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,331,037
New York City NY Ser E	5.00%	8/1/2019	AA	1,000	1,189,890
New York City NY Ser E	5.00%	8/1/2021	AA	1,040	1,224,839
New York City NY Ser E	5.00%	8/1/2023	AA	1,895	2,183,609

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
New York City NY Sub Ser H-5	0.50%	#	3/1/2034	A	$1,320	$1,320,000
New York City NY Subser D-1(c)	5.00%		10/1/2024	AA	1,500	1,718,235
Northern Mariana Islands Comwlth Ser B	5.00%		10/1/2033	NR	3,985	3,219,043
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2025	AAA	3,290	3,647,811
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2026	AAA	4,790	5,310,946
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2027	AAA	1,920	2,128,814
Puerto Rico Comwlth Pub Impt Ser E	5.375%		7/1/2030	Baa1	3,500	3,551,380
Territory of Guam Ser A	7.00%		11/15/2039	B+	280	292,816

Total						28,118,420

Health Care 13.96%
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%		11/15/2027	BBB+	1,500	1,457,055
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%		11/15/2027	BBB+	1,000	997,820
Chautauqua Cnty NY Cap Res Corp Womans Christian Assoc Pj Ser A	8.00%		11/15/2030	NR	1,000	1,048,780
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%		7/1/2024	NR	1,750	1,777,177
Dutchess Cnty NY Loc Dev Corp Hlth Quest Sys Inc Ser A	5.75%		7/1/2030	A-	500	518,360
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%		8/1/2033	NR	1,700	1,440,138
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%		12/1/2032	NR	1,000	825,780
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%		2/1/2027	BBB-	750	694,080
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%		2/1/2032	BBB-	750	692,175
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	6.50%		1/1/2027	NR	1,000	972,590
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%		2/15/2025	Aa3	1,500	1,626,720
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%		2/15/2023	Aa3	1,000	1,114,940
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%		7/1/2027	A-	1,250	1,250,538

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	$2,000	$2,024,600
NY St Dorm Auth Rev Non St Supp Debt Mt Sinai Hosp Ser A	5.00%	7/1/2026	A2	5,525	5,754,840
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A(c)	5.25%	5/1/2034	A-	1,000	1,035,730
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2036	BBB+	2,265	2,242,622
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+	1,500	1,592,910
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	2,017,640
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	1,004,140
St. Lawrence Cnty Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,449,435
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,180	993,147
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	786,030
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,443,650
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	910,707

Total					36,671,604

Housing 1.41%
New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AA+	415	441,668
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,234,321
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	1,033,700

Total					3,709,689

Lease Obligations 9.95%
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2030	AA-	2,000	2,203,840
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2032	AA-	1,000	1,091,090
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj B	5.00%	5/1/2023	AA-	1,000	1,150,050

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	$2,500	$2,611,425
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA+	1,830	2,026,634
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,477,482
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,621,611
NY St Dorm Auth Rev Non St Supp Debt Master Boces Pg Lease	5.50%	8/15/2026	Aa3	1,560	1,795,732
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,112,060
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	4,869,153
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	958,940
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	2,000	2,206,560

Total					26,124,577

Other Revenue 6.51%
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	3,139,590
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,614,000
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	1,500	1,818,645
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	4,500	4,863,105
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2031	A	2,000	2,047,420
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3	2,385	2,570,147
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	1,100	1,046,419

Total					17,099,326

Special Tax 0.73%
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,075	1,906,427

See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue 8.58%
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA		$2,125	$2,260,277
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA		3,000	3,392,790
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA		1,000	1,130,930
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA		5,000	5,388,050
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		4,160	4,578,621
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		2,625	2,889,154
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		2,000	2,138,680
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		755	772,184

Total						22,550,686

Tobacco 1.92%
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BB+	(d)	2,350	1,709,131
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB		1,750	1,625,978
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB-		2,455	1,714,744

Total						5,049,853

Transportation 10.79%
Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		5,000	5,175,100
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,000	1,148,070
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,321,363
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	2,081,740
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+		5,000	5,242,400
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA		2,000	2,176,800
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2		5,455	5,751,970
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2		5,000	5,432,300

Total						28,329,743

See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)		Fair Value
Utilities 12.17%
Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	$1,500		$1,562,505
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190		2,479,431
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500		3,792,303
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545		1,676,402
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000		8,056,640
NY St Envr Facs Corp Muni Wtr	5.00%	6/15/2036	AA+	1,250		1,368,500
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795		3,063,683
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000		5,230,500
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	4,500		4,729,680

Total						31,959,644

Total Municipal Bonds (cost $273,715,426)						281,483,559

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $331)				–	(k)	331

Total Investments in Securities 107.16% (cost $273,715,757)						281,483,890

Liabilities in Excess of Cash and Other Assets(i) (7.16%)						(18,813,963)

Net Assets 100.00%						$262,669,927

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	December 2011	193	Short	$(27,526,625)	$(1,364,709)
Ultra Long U.S. Treasury Bond	December 2011	28	Short	(4,441,500)	(451,767)

Totals				$(31,968,125)	$(1,816,476)

See Notes to Financial Statements.

Schedule of Investments

September 30, 2011

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2011.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable Rate Security. The interest rate represents the rate in effect at September 30, 2011.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(f)	Defaulted security.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual and has no stated maturity date.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on futures contracts.
(j)	Fund received partial payment from issuer.
(k)	Amount represents less than 1,000 shares.
(l)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity. The interest represents the rate at September 30, 2011. The date shown represents the next interest reset date.
(m)	Subsequent to September 30, 2011, the underwriter exercised its right to terminate its obligation to accept delivery and pay for the bonds. Accordingly, the when-issued transaction was cancelled.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

September 30, 2011

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,802,413,722	$2,277,041,541	$64,172,460
Investments in securities, at fair value	$1,833,289,247	$2,384,605,304	$67,323,104
Cash	2,657,078	1,672,515	1,493,838
Deposits with brokers for futures collateral	–	1,723,400	84,100
Receivables:
Interest	17,451,789	31,499,829	963,698
Investment securities sold	31,073,822	159,282	1,045,518
Capital shares sold	20,453,701	28,712,337	1,554,098
From advisor (See Note 3)	153,342	170,615	18,051
Prepaid expenses and other assets	62,863	153,582	31,185
Total assets	1,905,141,842	2,448,696,864	72,513,592
LIABILITIES:
Payables:
Investment securities purchased	23,178,294	25,152,708	3,048,614
Trust certificates (See Note 2(h))	7,000,000	9,820,000	500,000
Capital shares reacquired	4,192,890	9,141,610	33,367
Management fee	602,282	760,856	24,167
12b-1 distribution fees	565,465	731,056	14,137
Interest expense and fees (See Note 2(h))	11,783	27,958	80
Directors’ fees	56,244	74,206	137
Fund administration	60,228	76,774	1,933
Variation margin	–	242,004	15,406
Distributions payable	3,066,057	6,759,393	222,582
Accrued expenses and other liabilities	171,935	288,783	61,829
Total liabilities	38,905,178	53,075,348	3,922,252
NET ASSETS	$1,866,236,664	$2,395,621,516	$68,591,340
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,833,929,236	$2,301,506,230	$65,933,426
Undistributed (distributions in excess of) net investment income	209,503	1,667,040	63,938
Accumulated net realized gain (loss) on investments and futures contracts	1,222,400	(12,551,689)	(372,758)
Net unrealized appreciation (depreciation) on investments and futures contracts	30,875,525	104,999,935	2,966,734
Net Assets	$1,866,236,664	$2,395,621,516	$68,591,340

See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,765,197,095	$1,775,387,849	$196,694,277	$117,688,809	$273,715,757
$1,806,438,938	$1,657,736,463	$203,246,643	$120,271,861	$281,483,890
1,629,830	2,012,901	215,999	966,010	615,010
3,254,600	3,541,600	550,300	258,800	699,700

26,581,600	31,025,130	3,127,773	2,020,608	4,011,256
150,786,469	23,025,640	2,730,165	10,000	15,000
8,995,222	13,135,408	913,850	391,789	1,164,161
–	–	–	–	–
58,895	57,403	17,679	13,653	18,095
1,997,745,554	1,730,534,545	210,802,409	123,932,721	288,007,112

188,460,792	33,825,048	1,687,518	–	2,745,905
147,087,226	133,580,000	14,475,000	5,310,000	20,820,000
4,302,219	4,493,748	323,429	194,799	225,002
579,868	602,182	71,507	43,224	96,590
567,941	509,614	63,110	33,106	100,614
190,497	276,103	31,755	16,938	38,551
460,919	120,540	128,108	38,702	115,263
53,877	49,874	6,356	3,842	8,586
513,307	842,271	151,316	57,925	157,627
6,715,594	8,026,686	734,558	431,086	949,522
336,736	316,550	67,740	60,071	79,525
349,268,976	182,642,616	17,740,397	6,189,693	25,337,185
$1,648,476,578	$1,547,891,929	$193,062,012	$117,743,028	$262,669,927

$1,684,985,708	$1,966,186,836	$201,997,540	$126,455,906	$268,801,768
1,809,958	3,017,899	(396,323)	(248,089)	(747,845)
(73,796,670)	(294,300,585)	(13,560,514)	(10,377,379)	(11,335,653)
35,477,582	(127,012,221)	5,021,309	1,912,590	5,951,657
$1,648,476,578	$1,547,891,929	$193,062,012	$117,743,028	$262,669,927

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

September 30, 2011

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,249,340,636	$1,385,337,016	$62,280,219
Class B Shares	–	$6,526,369	–
Class C Shares	$244,872,136	$453,519,616	$2,531,744
Class F Shares	$365,693,501	$547,652,214	$3,768,807
Class I Shares	$6,330,391	$2,572,483	$10,570
Class P Shares	–	$13,818	–
Outstanding shares by class*:
Class A Shares	78,916,031	132,014,601	4,129,881
Class B Shares	–	622,477	–
Class C Shares	15,466,872	43,270,712	167,958
Class F Shares	23,103,727	52,194,276	249,831
Class I Shares	399,961	244,944	701
Class P Shares	–	1,316.581	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.83	$10.49	$15.08
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.19	$10.73	$15.43
Class B Shares-Net asset value	–	$10.48	–
Class C Shares-Net asset value	$15.83	$10.48	$15.07
Class F Shares-Net asset value	$15.83	$10.49	$15.09
Class I Shares-Net asset value	$15.83	$10.50	$15.08
Class P Shares-Net asset value	–	$10.50	–

*	Lord Abbett Municipal Income Fund, Inc. has 4,400,001,000 authorized shares of capital stock (par value $.001), of which 4,080,001,000 are designated as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 465,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,406,579,145	$919,757,789	$150,422,762	$113,782,572	$216,125,551
$9,189,976	$10,561	–	–	–
$158,713,545	$450,802,483	$28,023,068	–	$38,626,668
$73,983,292	$175,052,481	$14,605,049	$3,949,438	$7,906,754
$10,620	$2,257,741	$11,133	$11,018	$10,954
–	$10,874	–	–	–

133,587,198	83,181,839	15,196,217	24,250,202	20,265,284
868,502	954.335	–	–	–
15,056,549	40,755,314	2,829,743	–	3,626,874
7,032,101	15,820,181	1,475,550	841,326	740,702
1,009	204,065	1,125	2,347	1,027
–	982.635	–	–	–

$10.53	$11.06	$9.90	$4.69	$10.66
$10.77	$11.31	$10.13	$4.80	$10.91
$10.58	$11.07	–	–	–
$10.54	$11.06	$9.90	–	$10.65
$10.52	$11.07	$9.90	$4.69	$10.67
$10.53	$11.06	$9.90	$4.69	$10.67
–	$11.07	–	–	–

See Notes to Financial Statements.

Statements of Operations

For the Year Ended September 30, 2011

	Short Duration	Intermediate	AMT Free*
Investment income:
Interest and other	$48,339,041	$92,993,577	$1,704,482
Dividends	26	933	–
Total investment income	48,339,067	92,994,510	1,704,482
Expenses:
Management fee	7,247,394	8,299,632	159,220
12b-1 distribution plan-Class A	2,485,644	2,499,827	59,810
12b-1 distribution plan-Class B	–	68,863	–
12b-1 distribution plan-Class C	2,192,355	3,684,281	9,639
12b-1 distribution plan-Class F	323,001	417,681	961
12b-1 distribution plan-Class P	–	60	–
Interest expense and fees (See Note 2(h))	52,208	129,203	508
Shareholder servicing	462,408	855,631	21,326
Professional	57,718	60,578	39,251
Reports to shareholders	87,166	143,604	7,806
Fund administration	724,739	832,293	12,738
Custody	30,300	32,958	4,456
Directors’ fees	53,530	57,891	524
Registration	163,837	310,880	6,081
Offering costs	–	–	38,711
Other	106,789	129,802	6,877
Gross expenses	13,987,089	17,523,184	367,908
Expense reductions (See Note 7)	(2,410)	(2,699)	(35)
Management fee waived and expenses reimbursed (See Note 3)	(1,946,198)	(1,461,583)	(201,422)
Net expenses	12,038,481	16,058,902	166,451
Net investment income	36,300,586	76,935,608	1,538,031
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	1,517,869	(6,661,023)	(373,323)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(576,306)	(1,808,811)	2,966,734
Net realized and unrealized gain (loss)	941,563	(8,469,834)	2,593,411
Increase (Decrease) in Net Assets Resulting From Operations	$37,242,149	$68,465,774	$4,131,442

*	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$93,869,207	$117,444,467	$10,990,660	$6,412,861	$14,439,067
83	185	–	–	101
93,869,290	117,444,652	10,990,660	6,412,861	14,439,168

6,809,689	7,907,579	851,098	527,489	1,183,890
2,671,914	1,906,275	293,753	227,746	432,396
118,708	102	–	–	–
1,389,820	4,188,987	240,858	–	327,844
68,337	206,560	13,909	3,340	7,689
–	48	–	–	–
1,066,088	1,222,642	114,134	40,200	187,171
749,366	853,790	71,470	57,214	116,047
98,047	194,624	43,356	39,115	44,055
114,255	119,068	7,592	8,336	15,838
630,969	658,772	75,653	46,888	105,235
27,254	41,277	5,429	4,068	6,116
45,820	51,748	5,709	3,537	7,922
225,003	170,565	43,774	34,000	47,105
–	–	–	–	–
195,062	197,590	7,189	5,149	8,972
14,210,332	17,719,627	1,773,924	997,082	2,490,280
(2,102)	(2,218)	(249)	(155)	(349)
–	–	–	–	–
14,208,230	17,717,409	1,773,675	996,927	2,489,931
79,661,060	99,727,243	9,216,985	5,415,934	11,949,237

(15,494,713)	(27,952,291)	(4,280,442)	(2,940,278)	324,906

(19,273,169)	(104,202,161)	(3,559,731)	(1,423,932)	(9,217,131)
(34,767,882)	(132,154,452)	(7,840,173)	(4,364,210)	(8,892,225)

$44,893,178	$(32,427,209)	$1,376,812	$1,051,724	$3,057,012

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Short Duration
INCREASE IN NET ASSETS	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
Operations:
Net investment income	$36,300,586	$27,173,511
Net realized gain (loss) on investments and futures contracts	1,517,869	(296,245)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(576,306)	22,530,140
Net increase in net assets resulting from operations	37,242,149	49,407,406
Distributions to shareholders from:
Net investment income
Class A	(25,854,639)	(20,597,104)
Class B	–	–
Class C	(3,269,932)	(2,286,086)
Class F	(7,026,813)	(4,226,029)
Class I	(103,400)	(31,686)
Class P	–	–
Total distributions to shareholders	(36,254,784)	(27,140,905)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	1,019,642,150	1,617,023,721
Reinvestment of distributions	20,630,502	15,688,753
Cost of shares reacquired	(1,039,433,779)	(631,886,427)
Net increase in net assets resulting from capital share transactions	838,873	1,000,826,047
Net increase in net assets	1,826,238	1,023,092,548
NET ASSETS:
Beginning of year	$1,864,410,426	$841,317,878
End of year	$1,866,236,664	$1,864,410,426
Undistributed net investment income	$209,503	$111,769

See Notes to Financial Statements.

Intermediate		AMT Free
For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period October 26, 2010 to September 30, 2011*

$76,935,608	$51,977,458	$1,538,031
(6,661,023)	(4,503,634)	(373,323)
(1,808,811)	47,909,249	2,966,734
68,465,774	95,383,073	4,131,442

(47,210,859)	(36,638,320)	(1,422,417)
(205,346)	(212,010)	–
(12,341,114)	(7,863,735)	(37,727)
(16,196,238)	(6,656,253)	(46,425)
(22,154)	–	(444)
(469)	(449)	–
(75,976,180)	(51,370,767)	(1,507,013)

1,288,655,754	1,294,401,155	73,241,755
43,702,459	32,503,678	512,567
(955,643,486)	(433,315,244)	(7,787,411)
376,714,727	893,589,589	65,966,911
369,204,321	937,601,895	68,591,340

$2,026,417,195	$1,088,815,300	$–
$2,395,621,516	$2,026,417,195	$68,591,340
$1,667,040	$665,410	$63,938

*	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	National
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
Operations:
Net investment income	$79,661,060	$56,703,047
Net realized loss on investments and futures contracts	(15,494,713)	(922,444)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(19,273,169)	26,620,469
Net increase (decrease) in net assets resulting from operations	44,893,178	82,401,072
Distributions to shareholders from:
Net investment income
Class A	(67,412,561)	(46,362,662)
Class B	(501,706)	(726,626)
Class C	(7,004,717)	(6,591,845)
Class F	(3,501,921)	(2,135,718)
Class I	(531)	(95)
Class P	–	–
Total distributions to shareholders	(78,421,436)	(55,816,946)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	268,002,652	337,382,127
Net proceeds from reorganizations (See Note 12)	590,280,917	–
Reinvestment of distributions	57,133,477	42,078,706
Cost of shares reacquired	(500,098,086)	(210,277,956)
Net increase (decrease) in net assets resulting from capital share transactions	415,318,960	169,182,877
Net increase (decrease) in net assets	381,790,702	195,767,003
NET ASSETS:
Beginning of year	$1,266,685,876	$1,070,918,873
End of year	$1,648,476,578	$1,266,685,876
Undistributed (distributions in excess of) net investment income	$1,809,958	$769,488

See Notes to Financial Statements.

High Yield		California
For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010

$99,727,243	$99,821,458	$9,216,985	$9,212,797
(27,952,291)	(49,677,740)	(4,280,442)	(1,527,348)
(104,202,161)	101,888,693	(3,559,731)	3,212,633
(32,427,209)	152,032,411	1,376,812	10,898,082

(57,860,768)	(62,203,493)	(7,212,209)	(7,512,748)
(548)	(507)	–	–
(26,351,246)	(26,001,995)	(1,207,435)	(1,224,490)
(12,763,398)	(9,390,859)	(697,777)	(392,917)
(93,614)	(788)	(364)	–
(621)	(576)	–	–
(97,070,195)	(97,598,218)	(9,117,785)	(9,130,155)

548,114,486	904,630,848	37,080,282	48,246,198
–	–	–	–
65,689,552	68,720,738	5,901,341	6,594,880
(974,031,202)	(534,438,631)	(54,388,032)	(39,641,133)
(360,227,164)	438,912,955	(11,406,409)	15,199,945
(489,724,568)	493,347,148	(19,147,382)	16,967,872

$2,037,616,497	$1,544,269,349	$212,209,394	$195,241,522
$1,547,891,929	$2,037,616,497	$193,062,012	$212,209,394
$3,017,899	$620,609	$(396,323)	$(493,928)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	New Jersey
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
Operations:
Net investment income	$5,415,934	$5,701,896
Net realized gain (loss) on investments and futures contracts	(2,940,278)	(1,921,821)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,423,932)	3,604,482
Net increase in net assets resulting from operations	1,051,724	7,384,557
Distributions to shareholders from:
Net investment income
Class A	(5,221,120)	(5,603,976)
Class C	–	–
Class F	(155,697)	(63,710)
Class I	(337)	–
Total distributions to shareholders	(5,377,154)	(5,667,686)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	18,310,956	12,571,365
Reinvestment of distributions	3,854,132	4,184,204
Cost of shares reacquired	(28,594,043)	(19,721,180)
Net increase (decrease) in net assets resulting from capital share transactions	(6,428,955)	(2,965,611)
Net increase (decrease) in net assets	(10,754,385)	(1,248,740)
NET ASSETS:
Beginning of year	$128,497,413	$129,746,153
End of year	$117,743,028	$128,497,413
Distributions in excess of net investment income	$(248,089)	$(295,694)

See Notes to Financial Statements.

New York
For the Year Ended September 30, 2011	For the Year Ended September 30, 2010

$11,949,237	$12,075,593
324,906	(4,198,191)
(9,217,131)	8,877,188
3,057,012	16,754,590

(9,984,773)	(10,256,225)
(1,527,487)	(1,502,128)
(361,245)	(248,163)
(341)	–
(11,873,846)	(12,006,516)

43,088,887	51,041,947
7,403,914	8,315,058
(67,292,870)	(47,966,880)
(16,800,069)	11,390,125
(25,616,903)	16,138,199

$288,286,830	$272,148,631
$262,669,927	$288,286,830
$(747,845)	$(818,353)

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	Year Ended 9/30				12/12/2008(a) to 9/30/2009
	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.33		.30		.33

Net realized and unrealized gain	.03		.20		.68

Total from investment operations	.36		.50		1.01

Distributions to shareholders from:

Net investment income	(.33)		(.30)		(.41)

Net asset value, end of period	$15.83		$15.80		$15.60

Total Return(c)	2.30%		3.24%		6.82	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59%		.55%		.44	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.58	%(f)	.55	%(f)	.44	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70%		.70%		.75	%(e)

Net investment income	2.08%		1.91%		2.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,249,341		$1,326,511		$609,072

Portfolio turnover rate	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	Year Ended 9/30				12/12/2008(a) to 9/30/2009
	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.21		.18		.23

Net realized and unrealized gain	.03		.19		.68

Total from investment operations	.24		.37		.91

Distributions to shareholders from:

Net investment income	(.21)		(.17)		(.31)

Net asset value, end of period	$15.83		$15.80		$15.60

Total Return(c)	1.56%		2.42%		6.10	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.31%		1.35%		1.23	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.31	%(f)	1.35	%(f)	1.23	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.41%		1.50%		1.51	%(e)

Net investment income	1.36%		1.12%		1.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$244,872		$251,390		$128,116

Portfolio turnover rate	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	Year Ended 9/30				12/12/2008(a) to 9/30/2009
	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.34		.32		.36

Net realized and unrealized gain	.03		.20		.66

Total from investment operations	.37		.52		1.02

Distributions to shareholders from:

Net investment income	(.34)		(.32)		(.42)

Net asset value, end of period	$15.83		$15.80		$15.60

Total Return(c)	2.40%		3.34%		6.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49%		.45%		.34	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.48	%(f)	.45	%(f)	.34	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60%		.61%		.64	%(e)

Net investment income	2.18%		2.02%		2.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$365,694		$284,289		$100,723

Portfolio turnover rate	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	Year Ended 9/30				12/12/2008(a) to 9/30/2009
	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.35		.33		.34

Net realized and unrealized gain	.04		.20		.70

Total from investment operations	.39		.53		1.04

Distributions to shareholders from:

Net investment income	(.36)		(.33)		(.44)

Net asset value, end of period	$15.83		$15.80		$15.60

Total Return(c)	2.48%		3.43%		7.04	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39%		.35%		.25	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.39	%(f)	.34	%(f)	.25	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49%		.50%		.57	%(e)

Net investment income	2.22%		2.11%		2.71	%(e)

Supplemental Data:
Net assets, end of period (000)	$6,330		$2,221		$3,407

Portfolio turnover rate	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.52	$10.28	$ 9.42	$9.75	$9.81

Investment operations:

Net investment income(a)	.39	.39	.38	.37	.36

Net realized and unrealized gain (loss)	(.03)	.23	.86	(.32)	(.06)

Total from investment operations	.36	.62	1.24	.05	.30

Distributions to shareholders from:

Net investment income	(.39)	(.38)	(.38)	(.38)	(.36)

Net asset value, end of year	$10.49	$10.52	$10.28	$9.42	$9.75

Total Return(b)	3.55%	6.22%	13.50%	.43%	3.11%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65%	.63%	.44%	.27%	.27%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.64%	.63%	.44%	.24%	.25%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72%	.71%	.72%	.79%	1.37%

Net investment income	3.82%	3.76%	3.89%	3.80%	3.68%

Supplemental Data:
Net assets, end of year (000)	$1,385,337	$1,320,285	$798,344	$338,400	$17,046

Portfolio turnover rate	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.51	$10.27	$ 9.41	$9.74	$9.80

Investment operations:

Net investment income(a)	.31	.31	.30	.31	.29

Net realized and unrealized gain (loss)	(.04)	.23	.87	(.33)	(.06)

Total from investment operations	.27	.54	1.17	(.02)	.23

Distributions to shareholders from:

Net investment income	(.30)	(.30)	(.31)	(.31)	(.29)

Net asset value, end of year	$10.48	$10.51	$10.27	$9.41	$9.74

Total Return(b)	2.73%	5.38%	12.65%	(.29)%	2.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.45%	1.43%	1.24%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.44%	1.43%	1.23%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.52%	1.51%	1.52%	1.67%	2.12%

Net investment income	3.03%	2.98%	3.10%	3.15%	2.95%

Supplemental Data:
Net assets, end of year (000)	$6,526	$7,725	$6,315	$1,966	$802

Portfolio turnover rate	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.51	$10.27	$ 9.41	$9.74	$9.80

Investment operations:

Net investment income(a)	.32	.31	.31	.30	.29

Net realized and unrealized gain (loss)	(.04)	.24	.87	(.32)	(.06)

Total from investment operations	.28	.55	1.18	(.02)	.23

Distributions to shareholders from:

Net investment income	(.31)	(.31)	(.32)	(.31)	(.29)

Net asset value, end of year	$10.48	$10.51	$10.27	$9.41	$9.74

Total Return(b)	2.81%	5.44%	12.76%	(.31)%	2.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.37%	1.37%	1.10%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.36%	1.37%	1.09%	.98%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.43%	1.46%	1.47%	1.45%	2.02%

Net investment income	3.10%	3.01%	3.22%	3.11%	2.95%

Supplemental Data:
Net assets, end of year (000)	$453,520	$391,138	$180,270	$44,402	$4,249

Portfolio turnover rate	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Year Ended 9/30				9/28/2007(a) to 9/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.28	$ 9.42	$9.75	$9.75

Investment operations:

Net investment income(b)	.40	.40	.38	.39	–	(c)

Net realized and unrealized gain (loss)	(.03)	.23	.87	(.33)	–	(c)

Total from investment operations	.37	.63	1.25	.06	–	(c)

Distributions to shareholders from:

Net investment income	(.40)	(.39)	(.39)	(.39)	–

Net asset value, end of period	$10.49	$10.52	$10.28	$9.42	$9.75

Total Return(d)	3.66%	6.33%	13.61%	.57%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55%	.53%	.40%	.13%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(g)	.54%	.53%	.39%	.10%	.00	%(e)(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62%	.61%	.64%	.67%	.00	%(e)(f)

Net investment income	3.92%	3.86%	3.90%	3.97%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$547,652	$307,256	$103,873	$1,460	$10

Portfolio turnover rate	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$9.96

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized loss	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$9.95

Investment operations:

Net investment income(b)	.27

Net realized and unrealized gain	.55	(d)

Total from investment operations	.82

Distributions to shareholders from:

Net investment income	(.27)

Net asset value, end of period	$10.50

Total Return(e)	8.26	%(f)(g)

Total Return(e)	8.35	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(i)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.44	%(i)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(i)

Net investment income	3.81	%(i)

Supplemental Data:
Net assets, end of period (000)	$2,572

Portfolio turnover rate	38.81%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.52	$10.28	$ 9.42	$9.75	$9.81

Investment operations:

Net investment income(a)	.37	.36	.36	.36	.34

Net realized and unrealized gain (loss)	(.03)	.24	.86	(.33)	(.06)

Total from investment operations	.34	.60	1.22	.03	.28

Distributions to shareholders from:

Net investment income	(.36)	(.36)	(.36)	(.36)	(.34)

Net asset value, end of year	$10.50	$10.52	$10.28	$9.42	$9.75

Total Return(b)	3.41%	5.99%	13.27%	.29%	2.91%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.89%	.86%	.65%	.46%	.47%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.88%	.86%	.64%	.43%	.45%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.96%	.94%	.96%	1.13%	1.57%

Net investment income	3.60%	3.56%	3.73%	3.73%	3.49%

Supplemental Data:
Net assets, end of year (000)	$14	$13	$13	$11	$11

Portfolio turnover rate	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

AMT FREE MUNICIPAL BOND FUND

	Class A Shares
	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.65

Net realized and unrealized gain	.05

Total from investment operations	.70

Distributions to shareholders from:

Net investment income	(.62)

Net asset value, end of period	$15.08

Total Return(c)	4.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.50	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.13	%(e)

Net investment income	4.81	%(e)

Supplemental Data:
Net assets, end of period (000)	$62,280

Portfolio turnover rate	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class C Shares
	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.54

Net realized and unrealized gain	.04

Total from investment operations	.58

Distributions to shareholders from:

Net investment income	(.51)

Net asset value, end of period	$15.07

Total Return(c)	4.03	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	1.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.84	%(e)

Net investment income	3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$2,532

Portfolio turnover rate	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class F Shares
	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.67

Net realized and unrealized gain	.05

Total from investment operations	.72

Distributions to shareholders from:

Net investment income	(.63)

Net asset value, end of period	$15.09

Total Return(c)	5.04	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.40	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.39	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.90	%(e)

Net investment income	4.85	%(e)

Supplemental Data:
Net assets, end of period (000)	$3,769

Portfolio turnover rate	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

AMT FREE MUNICIPAL BOND FUND

	Class I Shares
	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.66

Net realized and unrealized gain	.07

Total from investment operations	.73

Distributions to shareholders from:

Net investment income	(.65)

Net asset value, end of period	$15.08

Total Return(c)	5.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.12	%(e)

Net investment income	4.91	%(e)

Supplemental Data:
Net assets, end of period (000)	$11

Portfolio turnover rate	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.84	$10.62	$ 9.71	$11.12	$11.52

Investment operations:

Net investment income(a)	.52	.54	.52	.51	.49

Net realized and unrealized gain (loss)	(.31)	.21	.90	(1.41)	(.40)

Total from investment operations	.21	.75	1.42	(.90)	.09

Distributions to shareholders from:

Net investment income	(.52)	(.53)	(.51)	(.51)	(.49)

Net asset value, end of year	$10.53	$10.84	$10.62	$ 9.71	$11.12

Total Return(b)	2.15%	7.34%	15.40%	(8.41)%	.79%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.83%	.86%	.92%	1.05%	1.18%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.76%	.77%	.77%	.79%	.77%

Expenses, excluding expense reductions and expenses reimbursed	.83%	.86%	.92%	1.06%	1.27%

Net investment income	5.12%	5.12%	5.49%	4.77%	4.34%

Supplemental Data:
Net assets, end of year (000)	$1,406,579	$1,007,123	$889,665	$740,198	$525,513

Portfolio turnover rate	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.90	$10.68	$ 9.75	$11.16	$11.56

Investment operations:

Net investment income(a)	.45	.46	.45	.42	.41

Net realized and unrealized gain (loss)	(.33)	.21	.91	(1.41)	(.40)

Total from investment operations	.12	.67	1.36	(.99)	.01

Distributions to shareholders from:

Net investment income	(.44)	(.45)	(.43)	(.42)	(.41)

Net asset value, end of year	$10.58	$10.90	$10.68	$ 9.75	$11.16

Total Return(b)	1.26%	6.48%	14.48%	(9.08)%	.08%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.64%	1.66%	1.72%	1.85%	1.90%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.57%	1.57%	1.57%	1.58%	1.49%

Expenses, excluding expense reductions and expenses reimbursed	1.64%	1.66%	1.72%	1.86%	1.99%

Net investment income	4.31%	4.33%	4.70%	3.94%	3.61%

Supplemental Data:
Net assets, end of year (000)	$9,190	$16,143	$18,540	$18,032	$23,502

Portfolio turnover rate	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.86	$10.63	$ 9.73	$11.15	$11.54

Investment operations:

Net investment income(a)	.46	.46	.46	.44	.42

Net realized and unrealized gain (loss)	(.33)	.23	.89	(1.41)	(.39)

Total from investment operations	.13	.69	1.35	(.97)	.03

Distributions to shareholders from:

Net investment income	(.45)	(.46)	(.45)	(.45)	(.42)

Net asset value, end of year	$10.54	$10.86	$10.63	$ 9.73	$11.15

Total Return(b)	1.38%	6.69%	14.58%	(9.01)%	.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.50%	1.56%	1.59%	1.67%	1.82%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.43%	1.47%	1.45%	1.41%	1.41%

Expenses, excluding expense reductions and expenses reimbursed	1.50%	1.56%	1.59%	1.68%	1.91%

Net investment income	4.44%	4.40%	4.78%	4.13%	3.70%

Supplemental Data:
Net assets, end of year (000)	$158,714	$181,209	$133,922	$80,301	$51,244

Portfolio turnover rate	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class F Shares
	Year Ended 9/30				9/28/2007(a) to 9/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.83	$10.61	$ 9.71	$11.12	$11.12

Investment operations:

Net investment income(b)	.53	.55	.53	.52	–	(c)

Net realized and unrealized gain (loss)	(.31)	.21	.89	(1.41)	–	(c)

Total from investment operations	.22	.76	1.42	(.89)	–	(c)

Distributions to shareholders from:

Net investment income	(.53)	(.54)	(.52)	(.52)	–

Net asset value, end of period	$10.52	$10.83	$10.61	$ 9.71	$11.12

Total Return(d)	2.24%	7.43%	15.44%	(8.32)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.73%	.76%	.81%	.95%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.66%	.66%	.67%	.69%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.73%	.76%	.81%	.97%	.00	%(e)(f)

Net investment income	5.21%	5.18%	5.45%	5.00%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$73,983	$62,200	$28,791	$2,310	$10

Portfolio turnover rate	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class I Shares
	Year Ended 9/30/2011	7/26/2010(a) to 9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$10.84	$10.59

Investment operations:

Net investment income(b)	.55	.10

Net realized and unrealized gain (loss)	(.32)	.25

Total from investment operations	.23	.35

Distributions to shareholders from:

Net investment income	(.54)	(.10)

Net asset value, end of period	$10.53	$10.84

Total Return(c)	2.40%	3.31	%(d)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(e)	.54%	.55	%(f)

Expenses, excluding expense reductions	.61%	.64	%(f)

Net investment income	5.35%	5.21	%(f)

Supplemental Data:
Net assets, end of period (000)	$11	$10

Portfolio turnover rate	87.43%	63.31%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Year Ended 9/30
	2011	2010	2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.81	$11.49	$11.89		$15.03	$15.81

Investment operations:

Net investment income(a)	.69	.67	.72		.75	.75

Net realized and unrealized gain (loss)	(.77)	.31	(.37	)(b)	(3.13)	(.77)

Total from investment operations	(.08)	.98	.35		(2.38)	(.02)

Distributions to shareholders from:

Net investment income	(.67)	(.66)	(.75)		(.76)	(.76)

Net asset value, end of year	$11.06	$11.81	$11.49		$11.89	$15.03

Total Return(c)	(.46)%	8.88%	4.14%		(16.33)%	(.23)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.89%	.91%	1.03%		1.27%	1.31%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.82%	.80%	.84%		.79%	.67%

Expenses, excluding expense reductions and expenses reimbursed	.89%	.91%	1.03%		1.30%	1.52%

Net investment income	6.24%	5.88%	7.13%		5.50%	4.75%

Supplemental Data:
Net assets, end of year (000)	$919,758	$1,236,637	$976,708		$695,723	$959,170

Portfolio turnover rate	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class B Shares
	Year Ended 9/30
	2011	2010	2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.82	$11.51	$11.91		$15.03	$15.81

Investment operations:

Net investment income(a)	.61	.59	.66		.70	.68

Net realized and unrealized gain (loss)	(.77)	.30	(.39	)(b)	(3.14)	(.78)

Total from investment operations	(.16)	.89	.27		(2.44)	(.10)

Distributions to shareholders from:

Net investment income	(.59)	(.58)	(.67)		(.68)	(.68)

Net asset value, end of year	$11.07	$11.82	$11.51		$11.91	$15.03

Total Return(c)	(1.19)%	7.97%	3.46%		(16.70)%	(.74)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.66%	1.68%	1.78%		1.74%	1.77%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.59%	1.57%	1.60%		1.26%	1.13%

Expenses, excluding expense reductions and expenses reimbursed	1.66%	1.68%	1.81%		2.07%	2.24%

Net investment income	5.51%	5.15%	6.52%		5.10%	4.29%

Supplemental Data:
Net assets, end of year (000)	$11	$11	$10		$10	$11

Portfolio turnover rate	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Year Ended 9/30
	2011	2010	2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.81	$11.50	$11.89		$15.03	$15.81

Investment operations:

Net investment income(a)	.62	.59	.66		.68	.67

Net realized and unrealized gain (loss)	(.77)	.30	(.37	)(b)	(3.14)	(.77)

Total from investment operations	(.15)	.89	.29		(2.46)	(.10)

Distributions to shareholders from:

Net investment income	(.60)	(.58)	(.68)		(.68)	(.68)

Net asset value, end of year	$11.06	$11.81	$11.50		$11.89	$15.03

Total Return(c)	(1.11)%	7.99%	3.57%		(16.77)%	(.74)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.56%	1.65%	1.66%		1.78%	1.81%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.48%	1.55%	1.48%		1.30%	1.17%

Expenses, excluding expense reductions and expenses reimbursed	1.56%	1.65%	1.67%		1.93%	2.17%

Net investment income	5.59%	5.14%	6.55%		5.00%	4.25%

Supplemental Data:
Net assets, end of year (000)	$450,802	$585,366	$455,042		$392,360	$538,419

Portfolio turnover rate	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares
	Year Ended 9/30					9/28/2007(a) to 9/30/2007
	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.82	$11.50	$11.90		$15.03	$15.03

Investment operations:

Net investment income(b)	.70	.69	.70		.76	–	(c)

Net realized and unrealized gain (loss)	(.76)	.30	(.34	)(d)	(3.13)	–	(c)

Total from investment operations	(.06)	.99	.36		(2.37)	–	(c)

Distributions to shareholders from:

Net investment income	(.69)	(.67)	(.76)		(.76)	–

Net asset value, end of period	$11.07	$11.82	$11.50		$11.90	$15.03

Total Return(e)	(.35)%	8.98%	4.25%		(16.19)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.79%	.81%	.91%		1.20%	.00	%(f)(g)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.72%	.71%	.73%		.72%	.00	%(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.79%	.81%	.91%		1.20%	.00	%(f)(g)

Net investment income	6.35%	5.97%	6.83%		5.90%	.00	%(f)(g)

Supplemental Data:
Net assets, end of period (000)	$175,052	$215,479	$112,500		$4,513	$10

Portfolio turnover rate	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Amount is less than .01%.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares
	Year Ended 9/30/2011	7/26/2010(a) to 9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$11.81	$11.58

Investment operations:

Net investment income(b)	.68	.12

Net realized and unrealized gain (loss)	(.74)	.23

Total from investment operations	(.06)	.35

Distributions to shareholders from:

Net investment income	(.69)	(.12)

Net asset value, end of period	$11.06	$11.81

Total Return(c)	(.28)%	3.05	%(d)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(e)	.62%	.62	%(f)

Expenses, excluding expense reductions	.70%	.72	%(f)

Net investment income	6.18%	5.75	%(f)

Supplemental Data:
Net assets, end of period (000)	$2,258	$112

Portfolio turnover rate	40.94%	37.68%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Year Ended 9/30
	2011	2010	2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.82	$11.50	$11.90		$15.04	$15.82

Investment operations:

Net investment income(a)	.67	.66	.71		.74	.75

Net realized and unrealized gain (loss)	(.77)	.30	(.39	)(b)	(3.13)	(.77)

Total from investment operations	(.10)	.96	.32		(2.39)	(.02)

Distributions to shareholders from:

Net investment income	(.65)	(.64)	(.72)		(.75)	(.76)

Net asset value, end of year	$11.07	$11.82	$11.50		$11.90	$15.04

Total Return(c)	(.65)%	8.67%	3.87%		(16.34)%	(.25)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.11%	1.12%	1.26%		1.35%	1.32%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.04%	1.02%	1.08%		.87%	.66%

Expenses, excluding expense reductions and expenses reimbursed	1.11%	1.12%	1.26%		1.51%	1.73%

Net investment income	6.07%	5.71%	7.04%		5.46%	4.77%

Supplemental Data:
Net assets, end of year (000)	$11	$11	$10		$10	$12

Portfolio turnover rate	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the year.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.24	$10.17	$ 9.38	$10.57	$10.91

Investment operations:

Net investment income(a)	.48	.47	.45	.45	.44

Net realized and unrealized gain (loss)	(.35)	.07	.80	(1.18)	(.34)

Total from investment operations	.13	.54	1.25	(.73)	.10

Distributions to shareholders from:

Net investment income	(.47)	(.47)	(.46)	(.46)	(.44)

Net asset value, end of year	$ 9.90	$10.24	$10.17	$ 9.38	$10.57

Total Return(b)	1.56%	5.52%	13.92%	(7.16)%	.87%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.85%	.84%	.91%	1.18%	1.29%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.79%	.78%	.78%	.80%	.87%

Expenses, excluding expense reductions and expenses reimbursed	.85%	.84%	.91%	1.18%	1.30%

Net investment income	4.96%	4.74%	4.87%	4.41%	4.03%

Supplemental Data:
Net assets, end of year (000)	$150,423	$166,247	$159,768	$144,165	$147,893

Portfolio turnover rate	36.60%	47.68%	34.04%	49.17%	50.77%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.25	$10.17	$ 9.39	$10.58	$10.92

Investment operations:

Net investment income(a)	.42	.40	.38	.39	.37

Net realized and unrealized gain (loss)	(.36)	.08	.80	(1.18)	(.34)

Total from investment operations	.06	.48	1.18	(.79)	.03

Distributions to shareholders from:

Net investment income	(.41)	(.40)	(.40)	(.40)	(.37)

Net asset value, end of year	$ 9.90	$10.25	$10.17	$ 9.39	$10.58

Total Return(b)	.80%	4.88%	13.13%	(7.73)%	.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.50%	1.55%	1.60%	1.79%	1.92%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.44%	1.49%	1.48%	1.41%	1.50%

Expenses, excluding expense reductions and expenses reimbursed	1.50%	1.55%	1.60%	1.79%	1.92%

Net investment income	4.32%	4.02%	4.14%	3.79%	3.40%

Supplemental Data:
Net assets, end of year (000)	$28,023	$33,280	$28,896	$18,793	$15,245

Portfolio turnover rate	36.60%	47.68%	34.04%	49.17%	50.77%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Year Ended 9/30				9/28/2007(a) to 9/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.24	$10.17	$ 9.38	$10.57	$10.57

Investment operations:

Net investment income(b)	.49	.48	.46	.45	–	(c)

Net realized and unrealized gain (loss)	(.35)	.07	.80	(1.17)	–	(c)

Total from investment operations	.14	.55	1.26	(.72)	–	(c)

Distributions to shareholders from:

Net investment income	(.48)	(.48)	(.47)	(.47)	–

Net asset value, end of period	$ 9.90	$10.24	$10.17	$ 9.38	$10.57

Total Return(d)	1.65%	5.62%	14.06%	(7.07)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.75%	.74%	.79%	1.05%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.69%	.68%	.67%	.67%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.75%	.74%	.79%	1.07%	.00	%(e)(f)

Net investment income	5.06%	4.81%	4.84%	4.48%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$14,605	$12,683	$6,578	$285	$10

Portfolio turnover rate	36.60%	47.68%	34.04%	49.17%	50.77%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$9.24

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized loss	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$9.23

Investment operations:

Net investment income(b)	.33

Net realized and unrealized gain	.67	(d)

Total from investment operations	1.00

Distributions to shareholders from:

Net investment income	(.33)

Net asset value, end of period	$9.90

Total Return(e)	10.89	%(f)(g)

Total Return(e)	10.99	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.60	%(j)

Expenses, excluding expense reductions	.69	%(j)

Net investment income	5.24	%(j)

Supplemental Data:
Net assets, end of period (000)	$11

Portfolio turnover rate	36.60%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2011		2010		2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of year	$4.85		$4.78		$4.43	$5.00		$5.17

Investment operations:

Net investment income(a)	.21		.21		.21	.21		.21

Net realized and unrealized gain (loss)	(.16)		.07		.35	(.56)		(.17)

Total from investment operations	.05		.28		.56	(.35)		.04

Distributions to shareholders from:

Net investment income	(.21)		(.21)		(.21)	(.22)		(.21)

Net asset value, end of year	$4.69		$4.85		$4.78	$4.43		$5.00

Total Return(b)	1.23%		6.13%		13.13%	(7.36)%		.78%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.85%		.83%		.81%	.90%		1.14%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.82	%(c)	.80	%(c)	.81%	.82	%(c)	.81	%(c)

Expenses, excluding expense reductions and expenses reimbursed	.85%		.83%		.81%	.90%		1.21%

Net investment income	4.62%		4.53%		4.78%	4.34%		4.11%

Supplemental Data:
Net assets, end of year (000)	$113,783		$125,722		$128,778	$114,704		$129,106

Portfolio turnover rate	23.14%		32.22%		20.68%	32.16%		37.64%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Year Ended 9/30							9/28/2007(a) to 9/30/2007
	2011		2010		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.85		$4.78		$4.43	$5.00		$5.00

Investment operations:

Net investment income(b)	.22		.22		.21	.21		–	(c)

Net realized and unrealized gain (loss)	(.17)		.07		.35	(.56)		–	(c)

Total from investment operations	.05		.29		.56	(.35)		–	(c)

Distributions to shareholders from:

Net investment income	(.21)		(.22)		(.21)	(.22)		–

Net asset value, end of period	$4.69		$4.85		$4.78	$4.43		$5.00

Total Return(d)	1.33%		6.23%		13.26%	(7.27)%		.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.75%		.72%		.70%	.74%		.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.72	%(g)	.70	%(g)	.70%	.66	%(g)	.00	%(e)(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.75%		.72%		.70%	.77%		.00	%(e)(f)

Net investment income	4.70%		4.61%		4.73%	4.41%		.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$3,949		$2,775		$969	$48		$10

Portfolio turnover rate	23.14%		32.22%		20.68%	32.16%		37.64%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$4.42

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized gain	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$4.41

Investment operations:

Net investment income(b)	.15

Net realized and unrealized gain	.28	(d)

Total from investment operations	.43

Distributions to shareholders from:

Net investment income	(.15)

Net asset value, end of period	$4.69

Total Return(e)	9.79	%(f)(g)

Total Return(e)	10.02	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.59	%(j)

Expenses, excluding expense reductions	.64	%(j)

Net investment income	4.85	%(j)

Supplemental Data:
Net assets, end of period (000)	$11

Portfolio turnover rate	23.14%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.96	$10.78	$ 9.71	$10.96	$11.27

Investment operations:

Net investment income(a)	.48	.49	.48	.46	.47

Net realized and unrealized gain (loss)	(.30)	.17	1.06	(1.24)	(.31)

Total from investment operations	.18	.66	1.54	(.78)	.16

Distributions to shareholders from:

Net investment income	(.48)	(.48)	(.47)	(.47)	(.47)

Net asset value, end of year	$10.66	$10.96	$10.78	$ 9.71	$10.96

Total Return(b)	1.85%	6.37%	16.49%	(7.37)%	1.47%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.85%	.85%	.87%	.99%	1.01%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.78%	.77%	.78%	.78%	.70%

Expenses, excluding expense reductions and expenses reimbursed	.85%	.85%	.87%	1.00%	1.16%

Net investment income	4.64%	4.55%	4.90%	4.36%	4.20%

Supplemental Data:
Net assets, end of year (000)	$216,126	$238,259	$231,452	$221,057	$243,416

Portfolio turnover rate	47.37%	30.34%	22.34%	44.67%	25.38%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.95	$10.76	$ 9.70	$10.96	$11.27

Investment operations:

Net investment income(a)	.42	.41	.41	.40	.39

Net realized and unrealized gain (loss)	(.31)	.19	1.06	(1.25)	(.30)

Total from investment operations	.11	.60	1.47	(.85)	.09

Distributions to shareholders from:

Net investment income	(.41)	(.41)	(.41)	(.41)	(.40)

Net asset value, end of year	$10.65	$10.95	$10.76	$ 9.70	$10.96

Total Return(b)	1.19%	5.74%	15.69%	(8.02)%	.84%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.50%	1.54%	1.55%	1.63%	1.67%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.43%	1.46%	1.46%	1.41%	1.36%

Expenses, excluding expense reductions and expenses reimbursed	1.50%	1.54%	1.55%	1.63%	1.81%

Net investment income	3.99%	3.85%	4.21%	3.72%	3.53%

Supplemental Data:
Net assets, end of year (000)	$38,627	$42,397	$37,554	$31,262	$25,423

Portfolio turnover rate	47.37%	30.34%	22.34%	44.67%	25.38%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class F Shares
	Year Ended 9/30				9/28/2007(a) to 9/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.97	$10.78	$ 9.72	$10.96	$10.96

Investment operations:

Net investment income(b)	.49	.50	.48	.48	–	(c)

Net realized and unrealized gain (loss)	(.30)	.18	1.06	(1.24)	–	(c)

Total from investment operations	.19	.68	1.54	(.76)	–	(c)

Distributions to shareholders from:

Net investment income	(.49)	(.49)	(.48)	(.48)	–

Net asset value, end of period	$10.67	$10.97	$10.78	$ 9.72	$10.96

Total Return(d)	1.95%	6.57%	16.51%	(7.18)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.75%	.75%	.77%	.82%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.68%	.67%	.68%	.61%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.75%	.75%	.77%	.83%	.00	%(e)(f)

Net investment income	4.73%	4.64%	4.81%	4.43%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$7,907	$7,631	$3,143	$9	$10

Portfolio turnover rate	47.37%	30.34%	22.34%	44.67%	25.38%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.10

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized loss	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$10.09

Investment operations:

Net investment income(b)	.34

Net realized and unrealized gain	.58	(d)

Total from investment operations	.92

Distributions to shareholders from:

Net investment income	(.34)

Net asset value, end of period	$10.67

Total Return(e)	9.12	%(f)(g)

Total Return(e)	9.21	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.57	%(j)

Expenses, excluding expense reductions	.67	%(j)

Net investment income	4.91	%(j)

Supplemental Data:
Net assets, end of period (000)	$11

Portfolio turnover rate	47.37%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)*	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,I and P
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

*	Commencement of operations and SEC effective date was October 26, 2010. The shares first became available to the public on November 1, 2010.

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase. Effective January 31, 2011, Class I shares of Intermediate, California, New Jersey, and New York commenced operations.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

On November 19, 2010, National acquired the net assets of Georgia Series (“Georgia”) and Pennsylvania Series (“Pennsylvania”) of the Lord Abbett Municipal Income Trust (the “Trust”) and Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”), Lord Abbett Hawaii Tax-Free

Notes to Financial Statements (continued)

Income Fund (“Hawaii”) and Lord Abbett Missouri Tax-Free Income Fund (“Missouri”) of the Company (collectively, the “Acquired Funds”). Refer to Note 12 Reorganizations for additional information.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns filed remains open for the fiscal years ended September 30, 2008 through September 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares

Notes to Financial Statements (continued)

based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of September 30, 2011, each Fund, except Short Duration, had open futures contracts.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2011, as well as the average trust certificates outstanding for the fiscal year ended September 30, 2011:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$7,000,000	.16%	$14,402,710	$7,000,000
Intermediate	9,820,000	.16%-.25%	21,103,128	12,635,000
AMT Free	500,000	–	1,046,950	200,000
National	147,087,226	.16%-.25%	323,508,968	133,467,226
High Yield	133,580,000	.16%-.29%	284,741,496	153,955,890
California	14,475,000	.16%-.25%	30,915,795	14,475,000
New Jersey	5,310,000	.16%	11,051,582	5,310,000
New York	20,820,000	.16%-.22%	46,019,715	23,670,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (continued)

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s investments carried at fair value:

	Short Duration
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,397,409,197	$–	$1,397,409,197
Money Market Mutual Fund	–	–	–	–
Variable Rate Demand Notes	–	435,880,050	–	435,880,050
Total	$–	$1,833,289,247	$–	$1,833,289,247
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	–	–	–	–
Total	$–	$–	$–	$–

	Intermediate
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$2,336,938,939	$534,590	$2,337,473,529
Money Market Mutual Fund	1,775	–	–	1,775
Variable Rate Demand Notes	–	47,130,000	–	47,130,000
Total	$1,775	$2,384,068,939	$534,590	$2,384,605,304
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(2,563,828)	–	–	(2,563,828)
Total	$(2,563,828)	$–	$–	$(2,563,828)

	AMT Free
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$64,903,104	$–	$64,903,104
Money Market Mutual Funds	–	–	–	–
Variable Rate Demand Notes	–	2,420,000	–	2,420,000
Total	$–	$67,323,104	$–	$67,323,104
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(183,910)	–	–	(183,910)
Total	$(183,910)	$–	$–	$(183,910)

Notes to Financial Statements (continued)

	National
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,802,098,939	$534,590	$1,802,633,529
Money Market Mutual Funds	5,409	–	–	5,409
Variable Rate Demand Notes	–	3,800,000	–	3,800,000
Total	$5,409	$1,805,898,939	$534,590	$1,806,438,938
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(5,764,261)	–	–	(5,764,261)
Total	$(5,764,261)	$–	$–	$(5,764,261)

	High Yield
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,656,463,125	$1,269,652	$1,657,732,777
Money Market Mutual Funds	3,686	–	–	3,686
Variable Rate Demand Notes	–	–	–	–
Total	$3,686	$1,656,463,125	$1,269,652	$1,657,736,463
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(9,360,835)	–	–	(9,360,835)
Total	$(9,360,835)	$–	$–	$(9,360,835)

	California
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$203,246,617	$–	$203,246,617
Money Market Mutual Funds	26	–	–	26
Variable Rate Demand Notes	–	–	–	–
Total	$26	$203,246,617	$–	$203,246,643
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,531,057)	–	–	(1,531,057)
Total	$(1,531,057)	$–	$–	$(1,531,057)

Notes to Financial Statements (continued)

	New Jersey
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$120,271,856	$–	$120,271,856
Money Market Mutual Fund	5	–	–	5
Total	$5	$120,271,856	$–	$120,271,861
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(670,462)	–	–	(670,462)
Total	$(670,462)	$–	$–	$(670,462)

	New York
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$281,483,559	$–	$281,483,559
Money Market Mutual Fund	331	–	–	331
Total	$331	$281,483,559	$–	$281,483,890
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,816,476)	–	–	(1,816,476)
Total	$(1,816,476)	$–	$–	$(1,816,476)

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Intermediate	National	High Yield
Investment Type	Municipal Bonds	Municipal Bonds	Municipal Bonds
Balance as of October 1, 2010	$–	$–	$–
Accrued discounts/premiums	–	–	–
Realized gain (loss)	–	–	–
Change in unrealized appreciation/depreciation	(1,062,162)	(1,062,162)	(2,522,634)
Net purchase (sales)	–	–	–
Net transfers in or out of Level 3	1,596,752	1,596,752	3,792,286
Balance as of September 30, 2011	$534,590	$534,590	$1,269,652

(j)	Disclosures about Derivative Instruments and Hedging Activities–Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2011 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2011, the Funds had interest rate futures contracts with cumulative net unrealized depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized

Notes to Financial Statements (continued)

gain/(loss) and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and for the fiscal year ended September 30, 2011:

	Net Unrealized Depreciation as of September 30, 2011	Net Realized Loss	Net Change in Unrealized Appreciation/ Depreciation	Average Number of Contracts*
Intermediate	$(2,563,828)	$(1,745,302)	$(2,726,519)	380
AMT Free	(183,910)	(301,288)	(183,910)	11
National	(5,764,261)	(4,573,013)	(6,190,887)	970
High Yield	(9,360,835)	(237,238)	(10,716,029)	1,653
California	(1,531,057)	(811,295)	(1,675,282)	169
New Jersey	(670,462)	(518,035)	(744,504)	88
New York	(1,816,476)	(1,599,811)	(2,006,617)	233

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2011.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for each of Short Duration and Intermediate is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2011, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Short Duration	.29%
Intermediate	.33%
AMT Free	.00%
National	.43%
High Yield	.48%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Effective February 1, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration and Intermediate and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .39% and .45%, respectively. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

For the period October 1, 2010 through January 31, 2011, Lord Abbett voluntarily agreed to waive all or a portion of its management fee for Short Duration and Intermediate and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that total net annual operating expenses of each class, excluding 12b-1 fees and interest related expense, did not exceed an annualized rate of ..37% and .43%, respectively.

For the period October 26, 2010 through January 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for AMT Free and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .30%. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2011:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$103,220	$610,288
Intermediate	247,112	1,508,274
AMT Free	10,534	59,167
National	136,886	867,178
High Yield	164,957	1,061,054
California	10,951	68,588
New Jersey	5,614	33,612
New York	17,657	99,984

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2011:

	Class A	Class C
Short Duration	$488,692	$107,873
Intermediate	314,983	187,217
AMT Free	603	24
National	52,532	46,426
High Yield	165,625	120,324
California	891	4,105
New Jersey	344	–
New York	18,132	6,652

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended September 30, 2011 and 2010 were as follows.

		Short Duration		Intermediate
	9/30/2011	9/30/2010	9/30/2011	9/30/2010
Distributions paid from:
Tax-exempt income	$36,254,784	$27,140,905	$75,976,180	$51,370,767
Total distributions paid	$36,254,784	$27,140,905	$75,976,180	$51,370,767

		AMT Free		National
	Period Ended 9/30/2011*		9/30/2011	9/30/2010
Distributions paid from:
Tax-exempt income	$1,507,013		$78,421,436	$54,875,745
Ordinary income	–		–	941,201
Total distributions paid	$1,507,013		$78,421,436	$55,816,946

		High Yield		California
	9/30/2011	9/30/2010	9/30/2011	9/30/2010
Distributions paid from:
Tax-exempt income	$95,794,732	$96,945,720	$9,117,785	$9,028,752
Ordinary income	1,275,463	652,498	–	101,403
Total distributions paid	$97,070,195	$97,598,218	$9,117,785	$9,130,155

		New Jersey		New York
	9/30/2011	9/30/2010	9/30/2011	9/30/2010
Distributions paid from:
Tax-exempt income	$5,301,017	$5,667,686	$11,873,846	$12,006,516
Ordinary income	76,137	–	–	–
Total distributions paid	$5,377,154	$5,667,686	$11,873,846	$12,006,516

*	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

As of September 30, 2011, the components of accumulated gains (losses) on a tax-basis were as follows:

	Short Duration	Intermediate
Undistributed tax-exempt income–net	$95,913	$10,561
Undistributed long-term capital gains	1,231,550	–
Total undistributed earnings	$1,327,463	$10,561
Capital loss carryforwards*	–	(4,771,620)
Temporary differences	(56,244)	(10,404,617)
Unrealized gains–net	31,036,209	109,280,962
Total accumulated gains–net	$32,307,428	$94,115,286

	AMT Free	National
Undistributed tax-exempt income-net	$34,015	$335,286
Total undistributed earnings	34,015	335,286
Capital loss carryforwards*	–	(47,732,223)
Temporary differences	(556,805)	(31,766,135)
Unrealized gains–net	3,180,704	42,653,942
Total accumulated gains (losses)–net	$2,657,914	$(36,509,130)

Notes to Financial Statements (continued)

	High Yield	California
Capital loss carryforwards*	$(254,613,941)	$(8,270,059)
Temporary differences	(50,471,305)	(7,338,127)
Unrealized gains (losses)–net	(113,209,661)	6,672,658
Total accumulated losses–net	$(418,294,907)	$(8,935,528)

	New Jersey	New York
Capital loss carryforwards*	$(6,919,872)	$(10,017,692)
Temporary differences	(4,430,595)	(4,035,819)
Unrealized gains–net	2,637,589	7,921,670
Total accumulated losses–net	$(8,712,878)	$(6,131,841)

*	As of September 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2012	2013	2014	2015	2016	2017	2018	2019	Total
Intermediate	$26,684	$63,298	$16,132	$140,520	$25,504	$ –	$870,134	$3,629,348	$4,771,620
National	2,032,157	211,810	1,608,164	1,395,469	1,774,936	24,469,869	16,239,818	–	47,732,223
High Yield	–	–	1,759,893	9,152,078	16,838,530	112,613,733	77,996,014	36,253,693	254,613,941
California	777,657	–	–	429,137	3,345	1,405,669	5,151,330	502,921	8,270,059
New Jersey	1,373,781	–	87,412	–	–	–	4,168,179	1,290,500	6,919,872
New York	–	–	562,562	–	–	1,280,143	5,906,184	2,268,803	10,017,692

As of November 19, 2010 (the date National acquired the net assets of the Acquired Funds), the cumulative capital loss carryforwards of the Acquired Funds transferred into National were $12,052,941.

Certain losses incurred after October 31 (“Post-October Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during fiscal 2011 as follows:

Post-October Losses
Intermediate	$10,330,411
AMT Free	556,668
National	31,305,218
High Yield	48,973,452
California	6,784,695
New Jersey	4,127,968
New York	3,134,443

As of September 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$1,795,253,038	$31,801,853	$(765,644)	$31,036,209
Intermediate	2,265,504,342	119,051,827	(9,770,865)	109,280,962
AMT Free	63,642,400	3,298,411	(117,707)	3,180,704
National	1,616,697,770	82,078,191	(39,424,249)	42,653,942
High Yield	1,637,366,124	56,886,246	(170,095,907)	(113,209,661)
California	182,098,985	10,167,201	(3,494,543)	6,672,658
New Jersey	112,324,272	6,290,538	(3,652,949)	2,637,589
New York	252,742,220	13,652,970	(5,731,300)	7,921,670

Notes to Financial Statements (continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

Permanent items identified during the fiscal year ended September 30, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Short Duration	$51,932	$1,390	$(53,322)
Intermediate	42,202	44,533	(86,735)
AMT Free	32,920	565	(33,485)
National	(294,179)	450,720	(156,541)
High Yield	(259,758)	402,291	(142,533)
California	(1,595)	36,585	(34,990)
New Jersey	8,825	(8,825)	–
New York	(4,883)	4,883	–

The permanent differences are attributable to the tax treatment of accretion on market discount, certain expenses and the expiration of capital loss carryforwards.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2011 were as follows:

	Purchases	Sales
Short Duration	$731,763,685	$719,929,650
Intermediate	1,215,320,764	793,757,602
AMT Free	80,155,449	18,835,019
National	1,480,566,100	1,597,833,864
High Yield	722,116,032	1,150,388,965
California	73,434,726	86,283,608
New Jersey	27,779,095	35,604,648
New York	134,633,051	157,340,168

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer

Notes to Financial Statements (continued)

receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Short Duration, High Yield and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is ..15% of the amount available under the Facility. This amount is included in Other expenses on the Funds’ Statements of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Funds paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statements of Operations over the annual period of the Facility.

On November 22, 2010, Short Duration, High Yield and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by Short Duration, High Yield and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of ..05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the fiscal year ended September 30, 2011, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of September 30, 2011, there were no loans outstanding pursuant to this Facility.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Notes to Financial Statements (continued)

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

Notes to Financial Statements (continued)

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Year Ended September 30, 2011		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,424,502	$620,377,830	71,961,667	$1,125,197,733
Reinvestment of distributions	980,563	15,407,656	814,851	12,777,127
Shares reacquired	(45,428,357)	(713,037,931)	(27,886,434)	(436,625,587)
Increase (decrease)	(5,023,292)	$(77,252,445)	44,890,084	$701,349,273

Class C Shares
Shares sold	5,250,502	$82,606,872	10,868,156	$170,008,985
Reinvestment of distributions	107,965	1,696,709	72,976	1,144,662
Shares reacquired	(5,798,281)	(91,023,998)	(3,247,957)	(50,910,605)
Increase (decrease)	(439,814)	$(6,720,417)	7,693,175	$120,243,042

Class F Shares
Shares sold	19,278,675	$303,126,692	20,366,006	$318,836,715
Reinvestment of distributions	218,750	3,438,004	110,667	1,737,795
Shares reacquired	(14,382,150)	(225,812,697)	(8,945,443)	(140,154,287)
Increase	5,115,275	$80,751,999	11,531,230	$180,420,223

Class I Shares
Shares sold	859,524	$13,530,756	190,275	$2,980,288
Reinvestment of distributions	5,599	88,133	1,862	29,169
Shares reacquired	(605,760)	(9,559,153)	(269,949)	(4,195,948)
Increase (decrease)	259,363	$4,059,736	(77,812)	$(1,186,491)

Intermediate	Year Ended September 30, 2011		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	63,027,315	$649,441,782	78,135,453	$803,639,988
Converted from Class B*	35,278	360,887	29,352	301,127
Reinvestment of distributions	2,944,250	30,127,479	2,443,521	25,093,619
Shares reacquired	(59,480,984)	(604,834,882)	(32,792,408)	(335,909,095)
Increase	6,525,859	$75,095,266	47,815,918	$493,125,639

Notes to Financial Statements (continued)

Intermediate	Year Ended September 30, 2011		Year Ended September 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	37,468	$380,027	267,161	$2,723,113
Reinvestment of distributions	12,890	131,653	13,189	135,224
Shares reacquired	(127,458)	(1,292,579)	(131,062)	(1,342,093)
Converted to Class A*	(35,312)	(360,887)	(29,378)	(301,127)
Increase (decrease)	(112,412)	$(1,141,786)	119,910	$1,215,117

Class C Shares
Shares sold	16,950,943	$174,446,587	23,263,855	$238,966,887
Reinvestment of distributions	681,105	6,960,720	419,674	4,310,802
Shares reacquired	(11,583,602)	(117,445,031)	(4,022,405)	(41,213,101)
Increase	6,048,446	$63,962,276	19,661,124	$202,064,588

Class F Shares
Shares sold	45,156,440	$461,870,690	24,155,356	$249,071,167
Reinvestment of distributions	631,744	6,462,834	287,251	2,963,585
Shares reacquired	(22,800,469)	(232,064,976)	(5,344,090)	(54,850,955)
Increase	22,987,715	$236,268,548	19,098,517	$197,183,797

	Period Ended September 30, 2011†
Class I Shares	Shares	Amount
Shares sold	243,673	$2,516,668
Reinvestment of distributions	1,850	19,304
Shares reacquired	(579)	(6,018)
Increase	244,944	$2,529,954

	Year Ended September 30, 2011		Year Ended September 30, 2010
Class P Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	45.581	$469	44	$448
Increase	45.581	$469	44	$448

AMT	Period Ended September 30, 2011††
Class A Shares	Shares	Amount
Shares sold	4,597,265	$66,615,105
Reinvestment of distributions	32,339	470,929
Shares reacquired	(499,723)	(7,263,033)
Increase	4,129,881	$59,823,001

Class C Shares
Shares sold	186,329	$2,717,662
Reinvestment of distributions	1,478	21,699
Shares reacquired	(19,849)	(292,045)
Increase	167,958	$2,447,316

Notes to Financial Statements (continued)

AMT	Period Ended September 30, 2011††
Class F Shares	Shares	Amount
Shares sold	264,174	$3,898,933
Reinvestment of distributions	1,320	19,497
Shares reacquired	(15,663)	(232,333)
Increase	249,831	$3,686,097

Class I Shares
Shares sold	670	$10,055
Reinvestment of distributions	31	442
Increase	701	$10,497

National	Year Ended September 30, 2011		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	19,282,466	$199,147,184	21,235,201	$223,844,836
Converted from Class B*	332,348	3,389,830	268,052	2,819,680
Reinvestment of distributions	5,045,526	51,645,948	3,540,613	37,287,828
Shares reacquired	(38,999,284)	(397,196,646)	(15,911,806)	(167,227,479)
Shares issued in reorganizations (See Note 12)	55,034,359	566,853,901	–	–
Increase	40,695,415	$423,840,217	9,132,060	$96,724,865

Class B Shares
Shares sold	21,915	$229,993	255,241	$2,679,663
Reinvestment of distributions	35,193	362,553	51,910	548,897
Shares reacquired	(339,361)	(3,453,132)	(295,533)	(3,107,215)
Converted to Class A*	(330,715)	(3,389,830)	(266,732)	(2,819,680)
Decrease	(612,968)	$(6,250,416)	(255,114)	$(2,698,335)

Class C Shares
Shares sold	2,975,419	$30,940,944	6,142,749	$64,775,823
Reinvestment of distributions	357,691	3,672,942	332,014	3,503,280
Shares reacquired	(4,969,746)	(50,492,778)	(2,374,291)	(24,977,085)
Increase (decrease)	(1,636,636)	$(15,878,892)	4,100,472	$43,302,018

Class F Shares
Shares sold	3,623,729	$37,684,526	4,378,492	$46,071,765
Reinvestment of distributions	141,747	1,451,505	69,845	738,606
Shares reacquired	(4,750,839)	(48,955,530)	(1,420,273)	(14,966,177)
Shares issued in reorganizations (See Note 12)	2,276,678	23,427,016	–	–
Increase	1,291,315	$13,607,517	3,028,064	$31,844,194

Notes to Financial Statements (continued)

National	Year Ended September 30, 2011		Period Ended September 30, 2010†† †
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	– (a)	$5	948	$10,040
Reinvestment of distributions	52	529	9	95
Increase	52	$534	957	$10,135

High Yield	Year Ended September 30, 2011		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	30,917,948	$342,129,561	49,032,325	$561,763,735
Reinvestment of distributions	4,006,922	44,193,007	4,329,512	49,646,395
Shares reacquired	(56,467,566)	(628,270,128)	(33,638,482)	(384,155,980)
Increase (decrease)	(21,542,696)	$(241,947,560)	19,723,355	$227,254,150

Class B Shares
Reinvestment of distributions	50.335	$551	47	$546
Increase	50.335	$551	47	$546

Class C Shares
Shares sold	7,052,406	$78,668,082	17,136,723	$196,322,008
Reinvestment of distributions	1,474,064	16,248,957	1,457,897	16,720,036
Shares reacquired	(17,326,232)	(191,361,792)	(8,625,445)	(98,750,374)
Increase (decrease)	(8,799,762)	$(96,444,753)	9,969,175	$114,291,670

Class F Shares
Shares sold	10,507,162	$118,515,023	12,750,462	$146,435,065
Reinvestment of distributions	476,246	5,243,587	203,669	2,352,688
Shares reacquired	(13,399,408)	(147,758,008)	(4,502,095)	(51,532,277)
Increase (decrease)	(2,416,000)	$(23,999,398)	8,452,036	$97,255,476

		Period Ended September 30, 2010†† †
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	798,002	$8,801,820	9,451	$110,040
Reinvestment of distributions	255	2,832	38	455
Shares reacquired	(603,681)	(6,641,274)	–	–
Increase	194,576	$2,163,378	9,489	$110,495

		Year Ended September 30, 2010
Class P Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	56.070	$618	53.565	$618
Increase	56.070	$618	53.565	$618

Notes to Financial Statements (continued)

California	Year Ended September 30, 2011		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,423,887	$23,327,288	3,110,445	$31,129,510
Reinvestment of distributions	515,561	4,966,443	565,121	5,637,608
Shares reacquired	(3,974,335)	(38,144,863)	(3,157,325)	(31,605,448)
Increase (decrease)	(1,034,887)	$(9,851,132)	518,241	$5,161,670

Class C Shares
Shares sold	384,782	$3,769,410	855,674	$8,542,699
Reinvestment of distributions	68,375	659,141	85,771	856,096
Shares reacquired	(870,943)	(8,317,705)	(534,095)	(5,324,873)
Increase (decrease)	(417,786)	$(3,889,154)	407,350	$4,073,922

Class F Shares
Shares sold	1,036,996	$9,973,539	853,766	$8,573,989
Reinvestment of distributions	28,581	275,394	10,107	101,176
Shares reacquired	(828,389)	(7,925,464)	(272,481)	(2,710,812)
Increase	237,188	$2,323,469	591,392	$5,964,353

	Period Ended September 30, 2011†
Class I Shares	Shares	Amount
Shares sold	1,087	$10,045
Reinvestment of distributions	38	363
Increase	1,125	$10,408

New Jersey	Year Ended September 30, 2011		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,872,430	$13,072,414	2,149,782	$10,207,473
Reinvestment of distributions	825,069	3,774,629	878,593	4,158,086
Shares reacquired	(5,390,367)	(24,666,709)	(4,041,804)	(19,100,163)
Decrease	(1,692,868)	$(7,819,666)	(1,013,429)	$(4,734,604)

Class F Shares
Shares sold	1,113,446	$5,228,495	495,420	$2,363,892
Reinvestment of distributions	17,327	79,168	5,483	26,118
Shares reacquired	(861,712)	(3,927,334)	(131,315)	(621,017)
Increase	269,061	$1,380,329	369,588	$1,768,993

	Period Ended September 30, 2011†
Class I Shares	Shares	Amount
Shares sold	2,273	$10,047
Reinvestment of distributions	74	335
Increase	2,347	$10,382

Notes to Financial Statements (continued)

New York	Year Ended September 30, 2011		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,011,463	$31,640,785	3,113,795	$33,397,182
Reinvestment of distributions	617,001	6,435,697	692,090	7,399,779
Shares reacquired	(5,101,187)	(53,078,147)	(3,544,899)	(37,809,622)
Increase (decrease)	(1,472,723)	$(15,001,665)	260,986	$2,987,339

Class C Shares
Shares sold	565,408	$5,931,487	1,066,555	$11,379,204
Reinvestment of distributions	72,121	751,188	74,554	796,259
Shares reacquired	(883,981)	(9,124,752)	(757,153)	(8,085,801)
Increase (decrease)	(246,452)	$(2,442,077)	383,956	$4,089,662

Class F Shares
Shares sold	518,654	$5,506,570	586,905	$6,265,561
Reinvestment of distributions	20,782	216,690	11,039	119,020
Shares reacquired	(494,411)	(5,089,971)	(193,741)	(2,071,457)
Increase	45,025	$633,289	404,203	$4,313,124

	Period Ended September 30, 2011†
Class I Shares	Shares	Amount
Shares sold	994	$10,045
Reinvestment of distributions	33	339
Increase	1,027	$10,384

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.
†	For the period January 31, 2011 (commencement of operations) to September 30, 2011.
††	For the period October 26, 2010 (commencement of operations) to September 30, 2011.
†††	For the period July 26, 2010 (commencement of operations) to September 30, 2010.

12.    REORGANIZATIONS

As of the close of business on November 19, 2010, Short Duration, Intermediate and High Yield were redomesticated from series of the Trust into corresponding newly organized series of the Company pursuant to a plan of redomestication approved by their shareholders on November 5, 2010. Each series maintained the same name, investment objective, policies and strategies that are identical to those of its respective predecessor Trust structure.

As of the close of business on November 19, 2010, National acquired the net assets of each of the funds listed below, pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on November 5, 2010. The acquisition was accomplished by a tax-free exchange of 57,311,037 shares (valued at $590,280,917) of National and 107,952,755 shares of the Acquired Funds outstanding on November 19, 2010. The Acquired Funds’ net assets at the date of the acquisition, including $4,356,765 of unrealized depreciation, $95,025 of undistributed net investment income, and $16,280,071 of accumulated net realized losses, were combined with those

Notes to Financial Statements (concluded)

of National. Total shares issued by National and total net assets of the Acquired Funds, including appreciation/(depreciation), undistributed (distributions in excess of) net investment income, and accumulated net realized losses were as follows:

Acquired Fund	Shares Issued by National	Shares Exchanged	Net Unrealized Appreciation/ (Depreciation)	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Total Net Assets of the Acquired Funds
Connecticut	10,584,625	11,120,698	$(1,481,652)	$(7,831)	$(4,837,006)	$109,014,889
Georgia	12,059,536	23,467,055	(954,682)	81,755	(4,252,963)	124,205,487
Hawaii	11,246,528	24,242,654	476,365	452	(2,758,620)	115,835,572
Missouri	14,956,054	31,401,203	(2,009,392)	33,575	(3,321,157)	154,045,213
Pennsylvania	8,464,294	17,721,145	(387,404)	(12,926)	(1,110,325)	87,179,756

The total net assets of National immediately before the acquisition were $1,190,394,762. Total net assets of the Acquired Funds immediately before the acquisition were $590,280,917. Total net assets of National immediately after the acquisition were $1,780,675,679.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Municipal Income Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. (the “Funds”) comprising Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2011, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

November 21, 2011

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Mr. Dow and Ms. Foster are officers and directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006 and was formerly a Vice President and Portfolio Manager at Nuveen Investments (2003 - 2006).

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Daphne Car (1982)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2004.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Philip B. Herman (1977)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Portfolio Manager at Lehman Brothers Asset Management/ Neuberger Berman (2004 - 2007).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Portfolio Manager at McDonnell Investment Management (1997 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

100% of the income distributions paid by each Fund, other than High Yield and New Jersey, during the fiscal year ended September 30, 2011 is tax-exempt dividend income.

The following percentages reflect the portion of the income distributions paid by the below mentioned Funds during the fiscal year ended September 30, 2011 that is tax-exempt dividend income:

Fund Name
High Yield	98.7%
New Jersey	98.6%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2-0911

(11/11)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2011 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2011 and 2010 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2011	2010
Audit Fees {a}	$283,000	$231,500
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	283,000	231,500

Tax Fees {b}	45,724	38,426
All Other Fees	- 0 -	- 0 -

Total Fees	$328,724	$269,926

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2011 and 2010 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees {a}	$172,220	$171,360

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011